                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-41034
                                                               File No. 811-6324


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. ____
                                                                             [ ]

     Post-Effective Amendment No.  23                                        [X]
                                  ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

    Amendment No.  23
                  ----

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 31, 2000
                                                                ----------------

It is proposed that this filing will become effective:

                ___ immediately upon filing pursuant to paragraph (b)

                ___ on (date) pursuant to paragraph (b)

                ___ 60 days after filing pursuant to paragraph (a)(1)

                _X_ on January 31, 2000 pursuant to paragraph (a)(1)

                ___ 75 days after filing pursuant to paragraph (a)(2)

                ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 23 to Registration File No. 33-41034 includes the following:


               1.  Facing Page

               2.  Contents Page

               3.  Part A - Prospectuses*

               4.  Part B - Statement of Additional Information*

               5.  Part C - Other Information*

               6.  Signatures



-------------------
* This Registration Statement contains the Prospectuses and Statement of Additional Information for two registrants, Delaware Group Global & International Funds (the "Registrant") and Delaware Group Adviser Funds, which offer their shares in one or more series. This Registration Statement contains one Part C for the Registrant. A separate Registration Statement that incorporates by reference the Prospectuses and Statement of Additional Information for the Delaware New Pacific Fund and Delaware Overseas Equity Fund of Delaware Group Adviser Funds and includes its own Part C, is also being filed for Delaware Group Adviser Funds.

                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London


                       Delaware International Equity Fund
                           Delaware Global Equity Fund
                          Delaware Overseas Equity Fund
                         Delaware Emerging Markets Fund
                            Delaware New Pacific Fund
                            Delaware Global Bond Fund





                           Class A o Class B o Class C




                                   Prospectus
                                January 31, 2000


                         International and Global Funds



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


Fund profiles                                  page 1
Delaware International Equity Fund
Delaware Global Equity Fund
Delaware Overseas Equity Fund
Delaware Emerging Markets Fund
Delaware New Pacific Fund
Delaware Global Bond Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment managers and sub-advisers
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes


Certain management considerations              page

Financial highlights                           page

Profile: Delaware International Equity Fund

What are the Fund's goals?
Delaware International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.


In selecting investments for the Fund,


o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o Investors looking for a portfolio of equity securities from foreign countries.
o    Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of investing in foreign securities.

How has the Delaware International Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past eight calendar years, as well as the average annual returns of all shares for the one-and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a voluntary expense cap in place for this Fund.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)


1992              -1.46%
1993              28.20%
1994               1.65%
1995              11.52%
1996              20.23%
1997               4.26%
1998               9.03%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter _______________ and its lowest quarterly return was -00.00% for the quarter ended ______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

How has the Delaware International Equity Fund performed?

               Average annual returns for periods ending 12/31/99

--------------------------------------------------------------------------------------------
                                                                     Morgan Stanley Capital
                                                                       International EAFE
CLASS            A                       B                  C               Index **
--------------------------------------------------------------------------------------------
                                   (if redeemed)*     (if redeemed)*
--------------------------------------------------------------------------------------------
         (inception 10/31/91)   (inception 9/6/94) (inception 11/29/95)
1 year
--------------------------------------------------------------------------------------------
5 years                                                     N/A
--------------------------------------------------------------------------------------------
Lifetime
--------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If shares were not redeemed, the returns for Class B would be 0.00%, 0.00% and 0.00%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 0.00% and 0.00% respectively, for the one-year and lifetime periods.
** The Morgan Stanley Capital International EAFE Index return shown is for the A Class lifetime period. The Index returns for Class B and Class C lifetime periods were 0.00% and 0.00% respectively. Maximum sales charges are included in the Fund returns above.

What are Delaware International Equity Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                              A           B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price      5.75%        none       none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower              none(1)        5%(2)     1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                              none         none      none
--------------------------------------------------------------------------------
Redemption fees                                   none         none      none
--------------------------------------------------------------------------------

Annual fund
operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
CLASS                                    A               B           C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   0.30%           1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(5)        A         B         B              C          C
--------------------------------------------------------------------------------
                                   (if redeemed)              (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
4. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

5. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Global Equity Fund

What are the Fund's goals?
Delaware Global Equity Fund seeks long-term total return. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in U.S. and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, we will invest at least 65% of the Fund's total assets in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.


In selecting investments for the Fund,


o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.



What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to currency valuations, political instability, economic instability and lax accounting and regulatory standards. The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page __.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o    Investors with long-term financial goals.
o Investors looking for a portfolio of equity securities from both U.S. and foreign countries.
o    Investors willing to accept the risks associated with foreign investing.
o    Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund

o Investors with short-term financial goals or whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of investing in foreign securities.

How has Delaware Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past five calendar years, as well as the average annual returns of all shares for the one-and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return (Class A)

1995              24.73%
1996              15.50%
1997              11.04%
1998               8.54%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.


How has Delaware Global Equity Fund performed? (continued)

                              Average annual returns for periods ending 12/31/99

-----------------------------------------------------------------------------------------------------------------
                                                                                               Morgan Stanley
                                                                                           Capital International
CLASS                 A                      B                       C                          World Index**
-----------------------------------------------------------------------------------------------------------------
                                             (if redeemed)*          (if redeemed)*
-----------------------------------------------------------------------------------------------------------------
                      (Inception 12/27/94)   (Inception 12/27/94)    (Inception 11/29/95)
-----------------------------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------------------------
5 years                                                              N/A
-----------------------------------------------------------------------------------------------------------------
Lifetime
-----------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

* If shares were not redeemed, the returns for Class B would be 0.00%, 0.00% and 0.00%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 0.00% and 0.00% respectively, for the one-year and lifetime periods.
** The Morgan Stanley Capital International World Index return shown is for the A Class and B Class lifetime period. The Index return for Class C lifetime period was 00.00%. Maximum sales charges are included in the Fund returns above.

What are the Global Equity Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                              A        B         C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price      5.75%     none      none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower              none(1)    5%(2)     1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                              none     none      none
--------------------------------------------------------------------------------
Redemption fees                                   none     none      none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
CLASS                                              A        B         C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees            0.30%     1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(4)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(6)         A         B                   B                  C          C
--------------------------------------------------------------------------------
                                   (if redeemed)      (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 year
--------------------------------------------------------------------------------
5 year
--------------------------------------------------------------------------------
10 year
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The investment manager has agreed to waive fees and pay expenses from June 1, 1998 through ___________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.55% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.



--------------------------------------------------------------------------------
                 Fund expenses including voluntary expense caps
                         in effect through ___________.
--------------------------------------------------------------------------------
CLASS                                       A           B            C
--------------------------------------------------------------------------------
Management fees                            0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.30%       1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses                             0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Total operating expenses                   1.85%       2.55%        2.55%
--------------------------------------------------------------------------------

5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote (4).
6. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Overseas Equity Fund

What is the Fund's goal?
Delaware Overseas Equity Fund seeks to maximize total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in foreign equity securities which we believe offer capital appreciation potential. We may invest in companies that are located in established or developing countries; however we limit our investments in companies located in developing countries.

In determining what portion of Delaware Overseas Equity Fund's assets should be allocated to a particular country, we consider: how weak or strong the country's currency is, the country's prospects for economic growth compared to other countries, expected levels of inflation, political environment and the range of investment opportunities available in the country.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Overseas Equity Fund, which invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.

o Investors willing to accept the sometimes sharp and unpredictable fluctuations in value that a foreign fund can experience.


Who should not invest in the Fund

o Investors with short-term financial goals or whose primary goal is to receive current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who do not understand the significant risks associated with foreign investing.

How has the Delaware Overseas Equity Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for the one- and five-years and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

1994      4.21%
1995     11.10%
1996      9.53%
1997      1.76%
1998     -6.74%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page __ do include the sales charge.

                              Average annual returns for periods ending 12/31/99

-----------------------------------------------------------------------------------------------
                                                                                Morgan Stanley
CLASS            A                    B                    C                    Capital
                                      (if redeemed)*       (if redeemed)*       International
                (Inception 12/3/93)   (Inception 3/29/94)  (Inception 5/10/94)  EAFE Index**
-----------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------
Lifetime**
-----------------------------------------------------------------------------------------------

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Morgan Stanley Capital International EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

* If shares were not redeemed, the returns for Class B would be 0.00%, 0.00% and 0.00%, respectively, for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 0.00%, 0.00%, and 0.00% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Index returns are for Class A lifetime. Index returns for Class B and Class C lifetimes were 0.00% and 0.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.


--------------------------------------------------------------------------------
CLASS                                           A            B         C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
--------------------------------------------------------------------------------
purchases as a percentage of offering price    5.75%        none      none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge
(load) as a percentage of original purchase
price or redemption price, whichever is lower   none(1)       5%(2)     1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                            none        none      none
--------------------------------------------------------------------------------
Redemption fees                                 none        none      none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees           0.30%(4)   1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)           A         B            B               C        C
                                          (if redeemed)            (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 year
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.


2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


4. Prior to May 6, 1996, 12b-1 Plan expenses for Class A shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%.

5. The investment manager has agreed to waive fees and pay expenses from November ___ , 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.55% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

                 Fund expenses including voluntary expense caps
                        in effect through April 30, 2000

--------------------------------------------------------------------------------
CLASS                                        A        B        C
--------------------------------------------------------------------------------
Management fees                             0.00%    0.00%    0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees       0.30%    1.00%    1.00%
--------------------------------------------------------------------------------
Other expenses                              0.00%    0.00%    0.00%
--------------------------------------------------------------------------------
Total operating expenses                    1.85%    2.55%    2.55%
--------------------------------------------------------------------------------


6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, the example does not assume the voluntary expense limitation discussed in footnote (5).

7. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Emerging Markets Fund

What are the Fund's goals?
Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
   o   Investors with long-term financial goals.
   o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.


Who should not invest in the Fund
   o Investors with short-term financial goals or whose primary goal is to receive current income.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets.

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past three calendar years, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)

1997       1.33%
1998     -36.40%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page __ do include the sales charge.

How has Delaware Emerging Markets Fund performed? (continued)


                                              Average annual returns for periods ending 12/31/99
------------------------------------------------------------------------------------------------
CLASS                                                             Morgan Stanley Capital
                                                                  International Emerging Markets
                                                                  Free Index
                  A            B                 C
------------------------------------------------------------------------------------------------
                               (if redeemed)*    (if redeemed)*
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------
Since Inception
(6/10/96)
------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

*If shares were not redeemed, the returns for Class B would be -00.00% and -00.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be -00.00% and -00.00%, respectively, for the one-year and lifetime periods.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                                  A           B        C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price        5.75%        none     none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower               none(1)      5%(2)    1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                               none         none     none
--------------------------------------------------------------------------------
Redemption fees                                    none         none     none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
CLASS                                                  A           B        C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees           0.30%(4)       1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)       A             B          B               C          C
                                        (if redeemed)              (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The distributor has agreed to waive a portion of 12b-1 fees from February 1, 1998 through May 31, 2000 in order to prevent these fees from exceeding 0.25% of average daily net assets.

5. The investment manager has agreed to waive fees and pay expenses through ____________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's and distributor's current fee caps.

--------------------------------------------------------------------------------
                 Fund expenses including voluntary expense caps
                           in effect through _________
--------------------------------------------------------------------------------
CLASS                                           A            B            C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses                     1.95%        2.70%        2.70%
--------------------------------------------------------------------------------


6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. This example does not reflect the voluntary expense caps described in footnotes 4 and 5.

7. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware New Pacific Fund

What is the Fund's goal?
Delaware New Pacific Fund seeks to maximize long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin, such as Australia, China, Hong Kong, Japan, Korea, Malaysia, Philippines, Singapore and Taiwan. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual companies and individual countries to determine how much of the portfolio should be allocated to companies located there. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also consider whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware New Pacific Fund that invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
      o  Investors with long-term financial goals.
      o  Investors looking for capital growth potential.
      o Investors willing to accept the sometimes sharp and unpredictable fluctuations in value that a foreign fund can experience.

Who should not invest in the Fund
      o Investors with short-term financial goals or whose primary goal is to receive current income.
      o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
      o Investors who do not understand or are unwilling to accept the significant risks associated with foreign investing.

How has Delaware New Pacific Fund performed?
This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for the one- and five-year periods since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

 [GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)


1994    -11.02%
1995     -3.75%
1996      7.72%
1997    -31.85%
1998    -22.24%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page __ do include the sales charge.


                                             Average annual returns for periods ending 12/31/99
---------------------------------------------------------------------------------------
CLASS         A               B                   C                    Morgan Stanley
                              (if redeemed)*      (if redeemed)*       Pacific Index**
             (Inception       (Inception          (Inception
             12/3/93)         3/29/94)            7/7/94)
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------
Lifetime**
---------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.
* If shares were not redeemed, the returns for Class B would be 0.00%, 0.00%, 0.00%, respectively, for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 0.00%, 0.00% and 0.00% for the one-year five-year and lifetime periods, respectively.
** The Morgan Stanley Pacific Index return is for Class A lifetime period. The Index returns for Class B and Class C lifetime periods were 0.00% and 0.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                            A          B           C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on           5.75%      none        none
purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge       none(1)     5%(2)       1%(3)
(load) as a percentage of original purchase
price or redemption price, whichever is
lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            none      none        none
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                   none      none        none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees         0.30%(4)     1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)            A         B         B                C        C
                                        (if redeemed)             (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. Prior to May 6, 1996, 12b-1 Plan expenses for Class A shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%.

5. The investment manager has agreed to waive fees and pay expenses from November, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 2.00% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
                 Fund expenses including voluntary expense caps
                        in effect through April 30, 2000

--------------------------------------------------------------------------------
CLASS                                       A              B                 C
--------------------------------------------------------------------------------
Management fees                         0.00%          0.00%             0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   0.30%          1.00%             1.00%
--------------------------------------------------------------------------------
Other expenses                          0.00%          0.00%             0.00%
--------------------------------------------------------------------------------
Total operating expenses                2.30%          3.00%             3.00%
--------------------------------------------------------------------------------

6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. The example does not reflect the voluntary expense limitation discussed in footnote 5.

7. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Global Bond Fund

What are the Fund's goals?

Delaware Global Bond Fund seeks to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify fixed-income securities that provide high income potential.
o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Global Bond Fund, which invests in developing countries. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o  Investors  with  medium-to-longer term financial goals.
  o Investors looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.
  o  Investors seeking a measure of capital appreciation.


Who should not invest in the Fund
  o  Investors with short-term financial goals.
  o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.
  o  Investors who want monthly income from their investment.

How has Delaware Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past five calendar years, as well as the average annual returns of all shares for the one-and five-year periods, and since inception, if applicable. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)

1995              20.87%
1996              11.87%
1997               0.67%
1998               7.30%
1999

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

                                                     Average annual returns for periods ending 12/31/99
---------------------------------------------------------------------------------------------------------
CLASS                                                                               Salomon Smith Barney
                                                                                    World Government Bond
              A                     B                        C                      Index**
---------------------------------------------------------------------------------------------------------
                                    (if redeemed)*           (if redeemed)*
---------------------------------------------------------------------------------------------------------
              (Inception 12/27/94)  (Inception 12/27/94)     (Inception 11/29/95)
---------------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------------
5 years                                                       N/A
---------------------------------------------------------------------------------------------------------
Lifetime
---------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

* If shares were not redeemed, the returns for Class B would be 0.00%, 0.00% and 0.00% respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods.

** The Salomon Smith Barney World Government Bond Index return shown is for
   Class A and Class B lifetime period. The Index return for Class C lifetime period was 0.00%. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                                A          B           C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price      4.75%       none        none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower              none(1)      4%(2)       1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                              none       none        none
--------------------------------------------------------------------------------
Redemption fees                                   none       none        none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
CLASS                                                A          B           C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees            0.30%      1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(4)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(6)       A            B            B            C            C
--------------------------------------------------------------------------------
                                  (if redeemed)               (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares at $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2. If you redeem Class B shares within two years of purchase, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The investment manager has agreed to waive fees and pay expenses from December 1, 1998 through __________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
                 Fund expenses including voluntary expense caps
                           in effect through _________

--------------------------------------------------------------------------------
CLASS                                        A              B            C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees     0.30%         1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses
--------------------------------------------------------------------------------


5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 4.

6. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If any objective were changed, we would notify shareholders before the change became effective.

Delaware International Equity Fund
Delaware International Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.

We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

Delaware Global Equity Fund
Delaware Global Equity Fund seeks long-term total return. We invest in U.S. and foreign equity securities, including common stocks, that provide the potential for capital appreciation and income. We invest primarily in developed markets; however, we may purchase securities in emerging markets. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting foreign stocks for the Fund, we follow the same investment strategy as Delaware International Equity Fund. We generally look for securities that are undervalued based on our analysis of their future income stream.

The Fund may also seek to achieve growth by investing up to 35% of its assets in income producing debt securities such as U.S. or foreign government bonds or corporate bonds. As a general policy, the Fund only invests in debt securities when we believe they offer better long-term potential returns with less risk than investments in equity securities. We apply our analysis of future income potential to both stocks and bonds in order to decide whether any portion of the portfolio should be allocated to bonds.

Delaware Overseas Equity Fund
Delaware Overseas Equity Fund's seeks to maximize total return. Under normal circumstances, we will invest at least 65% of the value of Overseas Equity Fund's total assets in securities of issuers located in at least three foreign countries. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and market capitalization. The Fund may invest in securities of issuers located in a variety of different foreign countries including: Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.

Our strategy for Delaware Overseas Equity Fund can best be described as a value strategy. We use the same income-oriented evaluation process to identify attractive undervalued stocks in a variety of countries and regions. To increase the Fund's return potential and also add further diversification opportunities, we may invest up to 40% of the Fund's assets in securities of companies located in emerging markets countries or in government securities of emerging market countries.

In deciding how much of the portfolio to allocate to emerging markets, we consider both the total return potential of those markets and the expected level of risk.

We may invest up to 5% of the Fund's assets in securities of issuers that have been in continuous operation for less than three years.

Delaware Emerging Markets Fund
Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is

    o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation,
    o   any country that is classified by the United Nations as developing, or
    o any country that is included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

    o the principal trading market for the company's securities is in a country that is emerging;
    o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;
    o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated.

In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Overseas Equity Fund. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware New Pacific Fund
Delaware New Pacific Fund seeks to maximize long-term capital appreciation. It invests primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying sizes, measured by assets, sales and market capitalization. When we evaluate individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also look at whether the stock appears overvalued or undervalued compared to other stocks in the market or its industry.

While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments in only one or a few countries or regions. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Delaware Global Bond Fund
Delaware Global Bond Fund seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:
o  foreign and U.S. government securities;
o  debt obligations of foreign and U.S. companies;
o  debt securities of supranational entities;
o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers;
o  zero-coupon bonds.

At the time this Prospectus was prepared we anticipated that for increased safety, a large percentage of Global Bond Fund's assets would be invested in securities of supranational entities and in U.S. and foreign government securities.

While the Fund may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan, and Thailand. This is a representative list; we may also invest in other countries. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. If we anticipate a declining interest rate environment; however, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. The Funds can hold securities denominated in any currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.


-----------------  -----------------------------------------------------------------------------------------------------------------
Securities          How we use them
-----------------  -----------------------------------------------------------------------------------------------------------------
                    Delaware             Delaware           Delaware          Delaware           Delaware New         Delaware
                    International        Global Equity      Overseas          Emerging           Pacific Fund         Global Bond
                    Equity Fund          Fund               Equity Fund       Markets Fund       Fund
-----------------  -------------------  -----------------  ----------------  -----------------  -------------------  ---------------
Common              Delaware International Equity Fund, Delaware Global Equity Fund, Delaware                         Delaware
stocks:             Overseas Equity Fund, Delaware Emerging Markets Fund and Delaware New Pacific                     Global Bond
Securities that     Fund will invest their assets in common stocks, some of which will be                             Fund typically
represent           dividend-paying stocks.                                                                           does not
shares of                                                                                                             invest in
ownership in a                                                                                                        common
corporation.                                                                                                          stocks
Stockholders
participate in
the
corporation's
profits and
losses,
proportionate
to the number
of shares they
own.

------------------------------------------------------------------------------------------------------------------------------------

-----------------  -----------------------------------------------------------------------------------------------------------------
Securities          How we use them
-----------------  -----------------------------------------------------------------------------------------------------------------
                    Delaware        Delaware                   Delaware         Delaware          Delaware            Delaware
                    International   Global Equity              Overseas         Emerging          New Pacific         Global Bond
                    Equity Fund     Fund                       Equity Fund      Markets Fund      Fund                Fund
-----------------  ---------------- -------------------------  ---------------  ----------------  ------------------  --------------
Corporate                           Delaware Global Equity       Delaware        Delaware         Delaware New        Delaware
bonds: Debt                         Fund may seek to achieve     Overseas        Emerging         Pacific Fund        Global Bond
obligations                         growth by investing up       Equity Fund     Markets Fund     generally does      Fund may
issued by U.S.                      to 35% of its assets         may invest up   may invest in    not invest in       invest in
or foreign                          in debt securities,          to 40% of its   corporate        corporate bonds.    corporate
corporations.                       including corporate bonds.   assets in       obligations                          bonds,
                                    Generally, Delaware Global   developing      issued by                            generally
                                    Equity Fund will invest in   country         emerging                             those rated
                                    debt securities when we      corporate and   country                              A or better
                                    believe they offer better    government      companies.                           by S&P or
                                    long-term potential returns  bonds           These bonds                          Moody's or
                                    with less risk than          although it     may be high                          if unrated,
                                    equity investments.          generally       risk, fixed-                         determined
                                                                 does not        income                               to be of
                   Although not a principal                      intend to do    securities.                          comparable
                   strategy of the Funds, for                    so. See                                              quality. The
                   temporary defensive purposes,                 "Foreign        Although not a                       Fund may
                   Delaware International Equity                 government      principal                            also invest
                   Fund and Delaware Global                      securities"     strategy of the                      in high
                   Equity Fund may invest all or a               below.          Fund, for                            yield, high
                   substantial portion of their                                  temporary                            risk
                   respective assets in corporate                                defensive                            emerging
                   obligations.                                                  purposes, the                        markets
                                                                                 Fund may invest                      corporate
                   All corporate debt will be rated                              all or a                             bonds.
                   AA or better by S&P and Aa                                    substantial
                   or better by Moody's, or if                                   portion of
                   unrated, determined to be of                                  its assets in
                   comparable quality.                                           corporate
                                                                                 obligations
                                                                                 rated AA or
                                                                                 better by S&P
                                                                                 and Aa or better
                                                                                 by Moody's, or
                                                                                 if unrated,
                                                                                 determined to be
                                                                                 of comparable
                                                                                 quality.
------------------------------------------------------------------------------------------------------------------------------------

-----------------  -----------------------------------------------------------------------------------------------------------------
Securities         How we use them
----------------- -----------------------------------------------------------------------------------------------------------------
                   Delaware             Delaware          Delaware          Delaware           Delaware           Delaware
                   International        Global Equity     Overseas          Emerging           New Pacific        Global Bond
                   Equity Fund          Fund              Equity Fund       Markets Fund       Fund               Fund
----------------- -------------------  ----------------- ----------------  -----------------  ------------------- ------------------
Foreign                                Delaware Global    Delaware          We may invest       Delaware New       Delaware
government                             Equity Fund may    Overseas          a portion of        Pacific Fund       Global Bond
securities:                            seek to achieve    Equity Fund       Delaware            generally          Fund will
Debt                                   growth by          may invest up     Emerging            does not           generally
obligations                            investing up to    to 40% of its     Markets Fund's      invest in          invest in
issued by a                            35% of its assets  assets in         assets in           foreign            securities
government                             in foreign         developing        foreign             government         issued by
other than the                         governmental       country           governmental        securities.        foreign
United States                          debt securities.   corporate and     securities                             governments,
or by an                               Generally,         government        issued by                              their agencies,
agency,                                Delaware Global    bonds             emerging or                            instrumentalities
instrumentality                        Equity Fund will   combined          developing                             or political
or political                           invest in debt     although it       countries, which                       subdivisions
subdivision of                         securities when    generally         may be lower                           that are rated
such                                   we beleive they    does not          rated, including                       AAA or AA by
governments.                           offer better       intend to do      securities rated                       S&P or Aaa or
                                       long-term          so.               below                                  Aa by Moody's
                                       potential returns                    investment                             or, if unrated,
                                       with less risk                       grade.                                 considered to
                                       than equity                                                                 be of
                                       invsetments.                         Although                               comparable
                                                                            not a principal                        quality. We
                 Although not a principal                                   strategy of the                        may invest a
                 strategy of the Funds, for                                 Fund, for                              portion of the
                 temporary defensive purposes,                              temporary                              Fund's assets in
                 Delaware International Equity                              defensive                              foreign
                 Fund and Delaware Global                                   purposes, the                          governmental
                 Equity Fund may invest all or a                            Fund may                               securities
                 substantial portion of their                               invest in high                         issued by
                 respective assets in high                                  quality debt                           emerging
                 quality debt obligations of                                obligations of                         countries,
                 foreign governments, their                                 foreign                                which may be
                 agencies, instrumentalities                                governments,                           lower rated,
                 and political sub-                                         their agencies,                        including
                 divisions.                                                 instrumentalities                      securities
                                                                            and political                          rated below
                                                                            sub-divisions.                         investment
                                                                                                                   grade.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities            How we use them
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware           Delaware          Delaware         Delaware         Delaware          Delaware
                      International      Global Equity     Overseas         Emerging         New Pacific       Global Bond
                      Equity Fund        Fund              Equity Fund      Markets Fund     Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
U.S. government       Although not a principal strategy of the Funds, for temporary          Delaware New      Delaware
securities:           defensive purposes Delaware International Equity Fund,                 Pacific Fund      Global Bond
Securities            Delaware Global Equity Fund, Delaware Overseas Equity Fund             generally does    Fund may
issued or             and Delaware Emerging Markets Fund may invest in U.S.                  not invest in     invest a
guaranteed by         government securities.                                                 U.S.              significant
the U.S.                                                                                     government        portion of its
government or                                                                                securities        assets in U.S.
issued by an                                                                                                   government
agency or                                                                                                      securities. It
instrumentality                                                                                                will invest only
of the U.S.                                                                                                    in U.S.
government.                                                                                                    government
                                                                                                               obligations,
                                                                                                               including bills,
                                                                                                               notes and
                                                                                                               bonds that are
                                                                                                               issued or
                                                                                                               guaranteed as
                                                                                                               to the payment
                                                                                                               of principal and
                                                                                                               interest by the
                                                                                                               U.S.
                                                                                                               government and
                                                                                                               securities of
                                                                                                               U.S.
                                                                                                               government
                                                                                                               agencies or
                                                                                                               instrumentalities
                                                                                                               that are backed
                                                                                                               by the full faith
                                                                                                               and credit of the
                                                                                                               United States.
------------------------------------------------------------------------------------------------------------------------------------
Investment            Each Fund may hold                   Delaware         Delaware         Delaware New      Delaware
company               investment company                   Overseas         Emerging         Pacific Fund      Global Bond
securities: In        securities if we believe the         Equity Fund      Markets Fund     may not invest    Fund may hold
some                  country offers good                  may not hold     may hold         in investment     closed-end
countries,            investment opportunities.            investment       open-end and     company           investment
investments by        Both Funds would generally           company          closed-end       securities.       company
U.S. mutual           hold closed-end investment           securities.      investment                         securities.
funds are             companies, but Delaware                               company
generally made        Global Equity Fund may also                           securities.
by purchasing         hold open-end investment                              Please see
shares of             companies. These investments                          Delaware
investment            involve an indirect payment of                        International
companies that        a portion of the expenses of                          Equity Fund
in turn invest        the other investment                                  and Delaware
in the                companies, including their                            Global Equity
securities of         advisory fees.                                        Fund for a
such countries.                                                             complete
                                                                            explanation.
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities            How we use them
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware           Delaware          Delaware         Delaware         Delaware          Delaware
                      International      Global Equity     Overseas         Emerging         New Pacific       Global Bond
                      Equity Fund        Fund              Equity Fund      Markets Fund     Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign               Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their  holdings of
currency              foreign currencies into U.S. dollars on a daily basis. Each Fund will, however,  from time to time, purchase
transactions:         or sell foreign currencies and/or engage in forward foreign currency exchange transactions. Each Fund may
A forward             conduct its foreign currency transactions on a cash basis  at the rate prevailing in the foreign currency
foreign currency      exchange market or through a forward foreign  currency exchange contract or forward contract.
exchange contract
involves an           A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's
obligation to         current security or currency holdings. It may also use forward contracts if it has agreed to sell a security
purchase or sell      and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the
a specific currency   costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
on a fixed future
date at a price that
is set at the time
of the contract. The
future date may be
any number of days
from the date of the
contract as agreed
by the parties
involved.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities            How we use them
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware           Delaware          Delaware         Delaware         Delaware           Delaware
                      International      Global Equity     Overseas         Emerging         New Pacific        Global Bond
                      Equity Fund        Fund              Equity Fund      Markets Fund     Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
American Depositary   Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally           This is not a
Receipts (ADRs),      focusing on those whose underlying securities are issued by foreign entities.              principal strategy
European Depositary                                                                                              for Delaware
Receipts (EDRs),      To determine whether to purchase a security in a foreign market or through depositary      Global Bond
and Global Depositary receipts, we evaluate the price levels, the transaction costs, taxes and administrative    Fund
Receipts (GDRs):      costs involved with each security to identify the most efficient choice.
ADRs are receipts
issued by a U.S.
depositary (usually
a U.S. bank) and EDRs
and GDRs are receipts
issued by a
depositary outside
of the U.S.(usually
a non-U.S. bank or
trust company or a
foreign branch of a
U.S. bank).
Depositary receipts
represent an
ownership interest
in an underlying
security that is
held by the
depositary.
Generally, the
holder of the
depositary receipt
is entitled to all
payments of interest,
dividends or capital
gains that are made
on the underlying
security.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                         Delaware           Delaware           Delaware          Delaware          Delaware       Delaware
                         International      Global Equity      Overseas          Emerging          New Pacific    Global Bond
                         Equity Fund        Fund               Equity Fund       Markets Fund      Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Supranational            The Funds do not invest in these entities.                                               We anticipate
entities: Debt                                                                                                    investing a
securities of                                                                                                     large
supranational                                                                                                     percentage of
entities may be                                                                                                   Delaware Global
denominated in any                                                                                                Bond Fund's
currency. These                                                                                                   assets in debt
securities are                                                                                                    securities of
typically of                                                                                                      supranational
high-grade quality.                                                                                               entities.
A supranational
entity is an entity
established or
financially
supported by the
national governments
of one or more
countries to promote
reconstruction or
development. The
International Bank
for Reconstruction
and Development
(more commonly known
as the World Bank)
would be one example
of a supranational
entity.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                         Delaware           Delaware           Delaware          Delaware          Delaware          Delaware
                         International      Global Equity      Overseas          Emerging          New Pacific       Global Bond
                         Equity Fund        Fund               Equity Fund       Markets Fund      Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds:       Delaware           Delaware Global Equity Fund and      Delaware          Delaware New      Delaware Global
Zero coupon bonds        International      Delaware Overseas Equity Fund do     Emerging          Pacific Fund      Bond Fund may
are debt obligations     Equity Fund        not invest in these securities.      Markets Fund      does not invest   invest in zero
that do not entitle      typically does                                          may invest in     in these          coupon bonds.
the holder to any        not invest in                                           zero coupon       securities.
periodic payments of     these                                                   bonds.
interest before          securities.
maturity or a
specified date when
the securities begin
paying current
interest. Therefore,
they are issued and
traded at a discount
from their face
amounts or par
value. The market
prices of zero
coupon bonds are
generally more
volatile than the
market prices of
securities that pay
interest
periodically and are
likely to respond to
changes in interest
rates to a greater
degree than do
non-zero coupon
securities having
similar maturities
and credit quality.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                         Delaware           Delaware           Delaware          Delaware          Delaware          Delaware
                         International      Global Equity      Overseas          Emerging          New Pacific       Global Bond
                         Equity Fund        Fund               Equity Fund       Markets Fund      Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Brady Bonds: These       Delaware International Equity Fund, Delaware Global     Delaware          Delaware New      Global Bond
are debt securities      Equity Fund and Delaware Overseas Equity Fund do        Emerging          Pacific Fund      Fund may invest
issued under the         not invest in these securities.                         Markets Fund      does not invest   in Brady Bonds.
framework of the                                                                 may invest in     in Brady Bonds.   Please see
Brady Plan, an                                                                   Brady Bonds. We                     Delaware
initiative for                                                                   believe that                        Emerging
debtor nations to                                                                the economic                        Markets Fund to
restructure their                                                                reforms                             the left for a
outstanding external                                                             undertaken by                       complete
indebtedness                                                                     countries in                        explanation.
(generally,                                                                      connection with
commercial bank                                                                  the issuance of
debt). Brady Bonds                                                               Brady Bonds can
tend to be of lower                                                              make the debt
quality and more                                                                 of countries
speculative than                                                                 that have
securities of                                                                    issued or have
developed country                                                                announced plans
issuers.                                                                         to issue these
                                                                                 bonds a viable
                                                                                 opportunity for
                                                                                 investment.
------------------------------------------------------------------------------------------------------------------------------------
High-yield, high         Delaware International Equity Fund, Delaware            Emerging          Delaware New      Global Bond
risk fixed-income        Global Equity Fund and Delaware Overseas Equity         Markets Fund      Pacific Fund      Fund may invest
securities:              Fund do not invest in these securities.                 may invest up     does not invest   a portion of
Securities that are                                                              to 35% of its     in high-yield,    its assets in
rated lower than BBB                                                             net assets, in    high risk         these
by S&P or Baa by                                                                 high-yield,       fixed-income      securities.
Moody's, or if                                                                   high risk         securities.
unrated, of equal                                                                foreign
quality. These                                                                   fixed-income
securities may be                                                                securities.
issued by companies
or governments of
emerging or
developing
countries, which may
be less
creditworthy. The
risk that these
companies or
governments may not
be able to make
interest or
principal payments
is substantial.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities              How we use them
------------------------------------------------------------------------------------------------------------------------------------
                        Delaware            Delaware            Delaware          Delaware            Delaware       Delaware
                        International       Global Equity       Overseas          Emerging            New Pacific    Global Bond
                        Equity Fund         Fund                Equity Fund       Markets Fund        Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Restricted              We may invest in privately placed securities that are eligible for resale only among certain institutional
securities are          buyers without registration, including Rule 144A Securities.
privately placed
securities whose
resale is restricted
under securities
law.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities     Delaware International Equity, Delaware Global Equity     Delaware Emerging   Delaware New Pacific Fund and
are those that          Fund and Delaware Overseas Equity Fund may invest up to   Markets Fund may    Delaware Global Bond Fund may
cannot be sold or       10% of net assets in illiquid securities.                 invest up to 15%    invest up to 10% of net asses
disposed of in the                                                                of net assets       in illiquid securities.
ordinary course of                                                                in illiquid
business, within                                                                  securities.
seven days, at
approximately the
price at which a
fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase              Typically, we use repurchase agreements as a short-term investment for a Fund's cash position. In order to
agreements: An          enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase
agreement between a     price. The Funds will only enter into repurchase agreements in which the collateral is comprised of U.S.
buyer, such as a        government securities.
fund, and a seller
of securities in
which the seller
agrees to buy the
securities back
within a specified
time at the same
price the buyer
paid for them, plus
an amount equal
to an agreed upon
interest rate.
Repurchase
agreements are often
viewed as equivalent
to cash.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities              How we use them
------------------------------------------------------------------------------------------------------------------------------------
Other                Delaware            Delaware            Delaware          Delaware          Delaware            Delaware
Securities           International       Global Equity       Overseas          Emerging          New Pacific         Global Bond
                     Equity Fund         Fund                Equity Fund       Markets Fund      Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------

Each Fund is           Delaware            Delaware            Delaware          Delaware           Delaware           Delaware
permitted to invest    International       Global Equity       Overseas          Emerging           New Pacific        Global Bond
in other securities    Equity Fund         Fund                Equity Fund       Markets Funds      Fund may invest    Fund may also
that are listed        may invest in       may invest in       may invest in     may invest in      in all types of    invest in
here. More             preferred stocks,   preferred stocks,   all types of      preferred stocks,  securities         futures and
information about      convertible         convertible         securities with   convertible        with equity        options. The
these securities can   securities,         securities,         equity            securities,        characteristics,   Fund may also
be found in the        warrants, futures   warrants,           characteristics,  warrants, futures  including trust    invest in
Statement of           and options.        futures and         including trust   and options.       or limited         interest rate
Additional                                 options.            or limited                           partnership        swaps.
Information.                                                   partnership                          interests,
                                                               interests,                           preferred stock,
                                                               preferred stock,                     rights and
                                                               rights, warrants                     warrants and
                                                               and convertible                      convertible
                                                               securities. The                      securities. The
                                                               Fund may also                        Fund may also
                                                               hold futures and                     hold futures and
                                                               options. The                         options. The Fund
                                                               Fund may also                        may also invest
                                                               invest in swaps.                     in swaps.


Portfolio turnover
Each Fund (other than Delaware New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in a Fund could result in additional brokerage commissions to be paid by the Fund and higher tax liability for the Fund.

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending
Each Fund may loan up to one-quarter (one-third, in the case of Delaware New Pacific Fund and Delaware Overseas Equity Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.

Purchasing securities on a when-issued or delayed delivery basis
Delaware New Pacific Fund and Delaware Overseas Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
For temporary defensive purposes, Delaware International Equity, Delaware Global Equity and Delaware Emerging Markets Funds may each invest all or a substantial portion of their assets in high quality debt instruments of foreign governments, the U.S. government, or foreign or U.S. companies. Also, for temporary defensive purposes, Delaware Overseas Equity Fund may invest a substantial portion of its assets in cash or cash equivalent investments or in U.S. securities, and Delaware New Pacific Fund may invest up to 100% of its assets in money market instruments, cash or cash equivalents. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

Risks               How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                    Delaware             Delaware          Delaware         Delaware         Delaware          Delaware
                    International        Global Equity     Overseas         Emerging         New Pacific       Global Bond
                    Equity Fund          Fund              Equity Fund      Markets Fund     Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Market risk is        We maintain a long-term investment approach and focus on stocks we believe can appreciate over an
the risk that all     extended time frame regardless of interim market fluctuations. In deciding what portion of a Fund's portfolio
or a majority of      should be invested in any individual country, we evaluate a variety of factors, including
the securities        opportunities and risks relative to other countries.
in a certain          --------------------------------------------------------------------------------------------------------------
market--like          In addition, for temporary             For temporary    Same as for      For temporary     As part of the
the stock or          defensive purposes,                    defensive        Delaware         defensive         Fund's
bond                  the Funds may invest all or a          purposes         International    purposes New      principal
market--              substantial portion of its assets in   Delaware         Equity Fund      Pacific Fund      investment
or in a certain       high quality debt instruments          Overseas         and Delaware     may invest up     strategy, the
country or            of foreign governments, the U.S.       Equity Fund      Global Equity    to 100% of its    Fund may
region will           government, (including their           may invest a     Fund as          assets in         invest in
decline in value      agencies and instrumentalities)        substantial      explained to     money market      securities that
because of            or foreign or U.S. companies.          portion of its   the left.        instruments,      generally
factors such as                                              assets in                         cash or cash      have relatively
economic                                                     cash or cash                      equivalents.      less market
conditions,                                                  equivalent                                          risk.
future                                                       investments
expectations or                                              or in U.S.
investor                                                     securities.
confidence.
------------------------------------------------------------------------------------------------------------------------------------
Industry and          We typically hold a number of different securities in a variety of sectors in order to minimize the impact
security risk is      that a poorly performing security would have on a Fund. This risk is more significant for Delaware Global
the risk that the     Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, which are non-diversified funds.
value of
securities in a
particular
industry or the
value of an
individual stock
or bond will
decline
because of
changing
expectations
for the
performance of
that industry or
for the
individual
company
issuing the
stock or bond.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Risks               How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                    Delaware             Delaware          Delaware         Delaware         Delaware New      Delaware
                    International        Global Equity     Overseas         Emerging         Pacific Fund      Global Bond
                    Equity Fund          Fund              Equity Fund      Markets Fund                       Fund
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk    Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas       Interest rate risk
is the risk that      Equity Fund, Delaware New Pacific Fund and Delaware Emerging Markets Fund are            is a significant
securities,           generally less affected by interest rate risk because they typically hold a smaller      risk for Delaware
particularly bonds    amount of fixed-income securities than the Delaware Global Bond Fund.                    Global Bond Fund. In
with longer                                                                                                    an attempt to manage
maturities, will                                                                                               interest rate risk,
decrease in value if                                                                                           we adjust the Fund's
interest rates rise.                                                                                           average weighted
                                                                                                               maturity based on
                                                                                                               our view of interest
                                                                                                               rates. The Fund's
                                                                                                               average weighted
                                                                                                               maturity will
                                                                                                               generally be in the
                                                                                                               five-to-ten year
                                                                                                               range. When we
                                                                                                               anticipate that
                                                                                                               interest rates will
                                                                                                               decline, we may
                                                                                                               extend the average
                                                                                                               maturity beyond ten
                                                                                                               years and when we
                                                                                                               anticipate that
                                                                                                               interest rates will
                                                                                                               rise, we may shorten
                                                                                                               the average maturity
                                                                                                               to less than five
                                                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------

Risks               How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                    Delaware             Delaware          Delaware         Delaware         Delaware        Delaware
                    International        Global Equity     Overseas         Emerging         New Pacific     Global Bond
                    Equity Fund          Fund              Equity Fund      Markets Fund     Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Currency risk is the  Each Fund may try to hedge its currency risk by purchasing foreign currency exchange contracts. If a
risk that the value   Fund agrees to purchase or sell foreign securities at a pre-set price on a future date, the Fund
of a Fund's           attempts to protect the value of a security they own from future changes in currency rates. If a Fund
investments may be    has agreed to purchase or sell a security, it may also use foreign currency exchange contracts to "lock-in"
negatively affected   the security's price in terms of U.S. dollars or another applicable currency. Each Fund may use forward
by changes in         currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns.
foreign currency      However, there is no assurance that such a strategy will be successful.
exchange rates.
Adverse changes in
exchange rates may
reduce or eliminate
any gains produced
by investments that
are denominated in
foreign currencies
and may increase any
losses.
------------------------------------------------------------------------------------------------------------------------------------

Risks               How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                    Delaware             Delaware          Delaware         Delaware         Delaware        Delaware
                    International        Global Equity     Overseas         Emerging         New Pacific     Global Bond
                    Equity Fund          Fund              Equity Fund      Markets Fund     Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Small company risk    These funds typically focus          These Funds may invest in small companies and       Delaware Global Bond
is the risk that      their investment in larger           would be subject to this risk. We typically hold a  Fund does not invest
prices of smaller     companies.                           number of different stocks in order to reduce the   in small companies.
companies may be                                           impact that one small company stock would
more volatile than                                         have on the Funds. This risk is more significant
larger companies                                           for Delaware Emerging Markets Fund, which is a
because of limited                                         non-diversified fund.
financial resources
or dependence on
narrow product
lines.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Risks                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware              Delaware        Delaware           Delaware          Delaware           Delaware
                       International         Global          Overseas           Emerging          New Pacific        Global Bond
                       Equity Fund           Equity Fund     Equity Fund        Markets Fund      Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
Political              We evaluate the political situations in the countries where we invest and take into account any potential
risk is the risk       risks before we select securities for the portfolio. However, there is no way to eliminate political
that countries or      risk when investing internationally.
the entire region
where we invest
may experience
political
instability. This
may cause
greater
fluctuation in the
value and
liquidity of our
investments due
to changes in
currency
exchange rates,
governmental
seizures or
nationalization
of assets.
------------------------------------------------------------------------------------------------------------------------------------
Emerging               Delaware                              Delaware Overseas Equity Fund, Delaware Emerging Markets
market                 International Equity Fund and         Fund, Delaware New Pacific Fund and Delaware Global Bond Fund
risk is the            Delaware Global Equity Fund,          are subject to this risk. Striving to manage this risk, the portfolio
possibility that       to the limited extent that they       managers carefully screen securities within emerging markets and
the risks              invest in emerging                    attempt to consider material risks associated with an individual
associated with        markets, are subject                  company or bond issuer. We cannot eliminate emerging market risk
international          to the risk.                          and consequently encourage shareholders to invest in these Funds
investing will be                                            only if they have a long-term time horizon, over which the potential of
greater in                                                   individual securities is more likely to be realized.
emerging
markets than in
more developed
foreign markets
because, among
other things,
emerging
markets may
have less stable
political and
economic environments.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Risks                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware              Delaware        Delaware           Delaware          Delaware         Delaware
                       International         Global          Overseas           Emerging          New Pacific      Global Bond
                       Equity Fund           Equity Fund     Equity Fund        Markets Fund      Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Inefficient            The Funds will attempt to reduce these risks by investing in a number of different countries, and noting
market risk is         trends in the economy, industries and financial markets.
the risk that
foreign markets
may be less                                                                                                          Delaware Global
liquid, have                                                                                                         Bond Fund will
greater price                                                                                                        also perform
volatility, less                                                                                                     credit
regulation and                                                                                                       analysis in an
higher                                                                                                               attempt to
transaction                                                                                                          reduce these
costs than U.S.                                                                                                      risks.
markets.

------------------------------------------------------------------------------------------------------------------------------------
Information            We conduct fundamental research on the companies we invest in rather than relying solely on information
risk is the risk       available through financial reporting. We believe this will help us to better uncover any potential
that foreign           weaknesses in individual companies.
companies may
be subject to
different
accounting,
auditing and
financial
reporting
standards than
U.S. companies.
There may be
less information
available about
foreign issuers
than domestic
issuers.
Furthermore,
regulatory
oversight of
foreign issuers
may be less
stringent or less
consistently
applied than in
the United
States.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Risks                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware           Delaware              Delaware          Delaware        Delaware        Delaware
                       International      Global                Overseas          Emerging        New Pacific     Global Bond
                       Equity Fund        Equity Fund           Equity Fund       Markets Fund    Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified        Delaware           Delaware              Delaware          Delaware        Delaware New     Delaware
fund risk.             International      Global                Overseas          Emerging        Pacific Fund     Global Bond
Non-diversified        Equity Fund        Equity Fund           Equity Fund       Markets Fund    is a             Fund
funds are              is a               is a                  is a              is a non-       diversified      is a
subject to             diversified        non-diversified       diversified       diversified     fund, and is     non-diversified
greater risks          fund, and is       fund as defined       fund, and is      fund, the       not subject      fund, the same
because                not subject        by the                not subject       same as         to this          as Delaware
adverse effects        to this risk.      Investment            to this risk.     Delaware        risk.            Global Equity
on their                                  Company Act of                          Global                           Fund. Please see
individual                                1940 Act. That                          Equity Fund.                     the full
investments                               means the Fund                          Please see                       explanation
may affect a                              does not have                           the full                         under Delaware
larger portion                            to limit the                            explanation                      Global Equity
of their overall                          percentage of                           to the left                      Fund to the left.
assets.                                   assets invested                         under
                                          in an individual                        Delaware
                                          security.                               Global
                                          However Global                          Equity Fund.
                                          Equity Fund, (as
                                          well as
                                          Delaware
                                          Emerging
                                          Markets Fund
                                          and Global
                                          Bond Fund)
                                          does
                                          intend to satisfy
                                          the Internal
                                          Revenue Code's
                                          diversification
                                          requirement,
                                          which says that
                                          for 50% of the
                                          Fund's assets,
                                          no more than 5%
                                          of net assets can
                                          be invested in
                                          any single
                                          security. This
                                          means 50% of
                                          the Fund's net
                                          assets must be
                                          spread among
                                          various
                                          securities, with
                                          no more than 5%
                                          of net assets
                                          invested in any
                                          single security.
                                          The other 50%
                                          can be more
                                          concentrated
                                          with up to 25%
                                          invested in an
                                          individual security.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Risks                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                           Delaware
                       Delaware            Global         Delaware        Delaware
                       International       Equity         Overseas        Emerging              Delaware New        Delaware Global
                       Equity Fund         Fund           Equity Fund     Markets Fund          Pacific Fund        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign government     This is not a significant risk for these Funds.    The Fund is subject   This is not a       The Fund is
and supranational                                                         to this risk and      significant risk    subject
securities risks                                                          will attempt to       for this Fund.      to this risk
relate to the                                                             limit this risk by                        and will
ability of a foreign                                                      performing credit                         attempt to
government or                                                             analysis on the                           limit this
government related                                                        issuer of each                            risk by
issuer to make                                                            security purchased.                       performing
timely payments on                                                                                                  credit
its external debt                                                         The Fund attempts to                      analysis on
obligations.                                                              reduce this risk by                       the issuer
                                                                          limiting the portion                      of each
                                                                          of net assets that                        security
                                                                          may be invested in                        purchased.
                                                                          these securities.                         The Fund
                                                                                                                    attempts to
                                                                          The Fund also                             reduce the
                                                                          compares the                              risks
                                                                          risk-reward                               associated
                                                                          potential of foreign                      with
                                                                          government                                investing
                                                                          securities being                          in foreign
                                                                          considered to that                        governments
                                                                          offered by equity                         by focusing
                                                                          securities to                             on bonds
                                                                          determine whether to                      rated within
                                                                          allocate assets to                        the two
                                                                          equity or fixed                           highest rating
                                                                          income investments.                       categories.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Risks                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                           Delaware
                       Delaware            Global         Delaware        Delaware
                       International       Equity         Overseas        Emerging              Delaware New      Delaware Global
                       Equity Fund         Fund           Equity Fund     Markets Fund          Pacific Fund      Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
Credit risk of         This is not a significant risk for                 Delaware Emerging     This is not a     Delaware Global
high-yield, high       Delaware International Equity Fund, Delaware       Markets Fund may      significant       Bond Fund may
risk fixed-income      Global Equity Fund and Delaware Overseas Equity    invest up to 35% of   risk for          invest a portion
securities:            Fund.                                              its net assets in     Delaware New      of its assets in
Securities rated                                                          high-yield, high      Pacific Fund.     these securities.
lower than BBB by                                                         risk foreign                            Please see
S&P and Baa by                                                            fixed-income                            complete
Moody's are                                                               securities.                             explanation
considered to be of                                                                                               under Delaware
poor standing and                                                         We intend to limit                      Emerging
predominantly                                                             our investment in                       Markets Fund to
speculative as to                                                         any single lower                        the left.
the issuer's ability                                                      rated bond, which
to repay interest                                                         can help to reduce
and principal.                                                            the effect of an
                                                                          individual default
These bonds are                                                           on the Fund. We also
often issued by less                                                      intend to limit our
creditworthy                                                              overall holdings of
companies or by                                                           bonds in this
highly leveraged                                                          category. Such
(indebted) firms,                                                         limitations may not
which are generally                                                       protect the Funds
less able than more                                                       from widespread bond
financially stable                                                        defaults brought
firms to make                                                             about by a sustained
scheduled payments                                                        economic downturn or
of interest and                                                           from price declines
principal. The risks                                                      that might result
posed by bonds                                                            from changes in the
issued under such                                                         quality ratings of
circumstances are                                                         individual bonds.
substantial.

----------------------------------------------------------------------------------------------------------------------------------
Transaction costs      Each of the Funds is subject to this risk. We strive to monitor transaction costs and to choose an
risk: Costs of         efficient trading strategy for the Funds.
buying, selling and
holding foreign
securities,
including brokerage,
tax and custody
costs, may be higher
than those involved
in domestic
transactions

----------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds


Delaware Investment managers and sub-advisers
Delaware International Advisers Ltd. makes investment decisions for Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to Delaware Global Equity Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Equity Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

Delaware Overseas Equity Fund and Delaware New Pacific Fund are managed by Delaware Management Company. Delaware International Advisers is Delaware Overseas Equity Fund's sub-adviser and AIB Govett, Inc. is Delaware New Pacific Fund's sub-adviser. The sub-advisers are responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance.

For the services they provided, the manager and sub-advisers, where applicable, were paid an aggregate fee by each Fund for the last fiscal year as follows:


                           Investment Management Fees


-------------------------------------------------------------------------------------------------------------------------------
                             Delaware        Delaware Global         Delaware          Delaware     Delaware New     Delaware
                          International        Equity Fund       Overseas Equity       Emerging     Pacific Fund   Global Bond
                           Equity Fund                                Fund           Markets Fund                     Fund
-------------------------------------------------------------------------------------------------------------------------------
As a percentage of
average daily net assets                           *                   *                   *               *             *
-------------------------------------------------------------------------------------------------------------------------------

*Reflects a waiver of fees by the manager.


Portfolio managers


International Equity Fund
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for Delaware International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International Advisers, has been the senior portfolio manager for the Fund since its inception. A graduate of the University of Warwick who began his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment Program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Delaware Global Equity Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers, has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd. Ms. Desmond is a CFA charterholder.


Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.


Delaware Overseas Equity Fund
Mr. Gillmore and Robert Akester have had primary responsibility for making day-to-day investment decisions for Delaware Overseas Equity Fund since September 15, 1997. Please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience.


Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.


Delaware Emerging Markets Fund
Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund (please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert Akester and Joshua H. Brooks. (Please see Delaware Overseas Equity Fund for a description of Mr. Akester's business experience). Mr. Gillmore has been managing the Fund since its inception and Mr. Akester and Mr. Brooks have been Co-Managing the Fund since ________________.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers, holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the emerging markets team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Delaware New Pacific Fund
Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investment for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Delaware Global Bond Fund
Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Delaware Global Bond Fund. In making investment decisions for Delaware Global Bond Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles.

Christopher A. Moth, Senior Portfolio Manager - Investment Strategy of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth became Co-Manager of the Fund in January 1997.

Joanna Bates, Senior Portfolio Manager - Credit and Emerging Markets of Delaware International Advisers, is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Fund in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International, was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Ltd. in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]
                                Board of trustees

Investment managers                                           The Funds         Custodian
Delaware International Advisers Ltd.                                            The Chase Manhattan Bank
Third Floor                                                                     4 Chase Metrotech Center
80 Cheapside                                                                    Brooklyn, NY 11245
London, England EC2V 6EE

Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

Sub-advisers
Delaware Management Company
Delaware International Advisers Ltd.

AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders


Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class:


Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. Class A shares of Delaware Global
         Bond Fund have an up-front sales charge of up to 4.75%. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more ($100,000 for Delaware Global Bond Fund), your front-end sales charge will be reduced.


o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (0.35% for Delaware New Pacific Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

-----------------------------------------------------------------------------------------------------------------
                     Delaware International Equity, Delaware                  Delaware Global Bond
                    Global Equity, Delaware Overseas Equity,
                     Delaware Emerging Markets, Delaware New
                                     Pacific
-----------------------------------------------------------------------------------------------------------------
Amount of purchase  Sales charge    Sales charge      Dealer's      Sales charge   Sales charge      Dealer's
                      as % of         as % of        commission       as % of        as % of        commission
                   offering price      amount         as % of         offering        amount         as % of
                                      invested     offering price      price         invested     offering price
-----------------------------------------------------------------------------------------------------------------
Less than $50,000      5.75%                            5.00%           4.75%                          4.00%
$50,000 but under      4.75%                            4.00%           4.75%                          4.00%
$100,000
$100,000 but under     3.75%                            3.00%           3.75%                          3.00%
$250,000
$250,000 but under     2.50%                            2.00%           2.50%                          2.00%
$500,000
$500,000 but under     2.00%                            1.60%           2.00%                          1.60%
$1,000,000


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.


--------------------------------------------------------------------------------------------------------------------------
Amount of purchase       Sales charge as % of offering      Sales charge as % of amount     Dealer's commission as % of
                         price                              invested                        offering price
--------------------------------------------------------------------------------------------------------------------------
$1 million up to $5      none                               none                            1.00%
million
--------------------------------------------------------------------------------------------------------------------------
Next $20 million         none                               none                            0.50%
Up to $25 million
--------------------------------------------------------------------------------------------------------------------------
Amount over $25          none                               none                            0.25%
million
--------------------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.


o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. For Delaware Global Bond Fund B Class, the contingent deferred sales charge is 4% during the first two years, 3% during the third and fourth years after your purchase, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (0.35% for Delaware New Pacific Fund). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------
     Program             How it works                                         Share class
------------------------------------------------------------------------------------------------------------------
                                                                A                  B               C
Letter of Intent   Through a Letter of Intent you               X          Although the Letter of Intent and
                   agree to invest a certain amount in                     Rights of Accumulation do not apply
                   Delaware Investment Funds (except                       to the purchase of Class B and C
                   money market funds with no sales                        shares, you can combine your
                   charge) over a 13-month period to                       purchase of Class A shares with
                   qualify for reduced front-end sales                     your purchase of B and C shares to
                   charges.                                                fulfill your Letter of Intent or
                                                                           qualify for Rights of Accumulation.
------------------------------------------------------------------------------------------------------------------
Rights of          You can combine your holdings or             X
Accumulation       purchases of all funds in the
                   Delaware Investments family (except
                   money market funds with no sales
                   charge) as well as the holdings and
                   purchases of your spouse and
                   children under 21 to qualify for
                   reduced front-end sales charges.
------------------------------------------------------------------------------------------------------------------
Reinvestment of    Up to 12 months after you redeem         For Class      For Class B, your        Not
redeemed           shares, you can reinvest the             A, you will    account will be          available
shares             proceeds with no additional sales        not have       credited with the
                   charge.                                  to pay an      contingent deferred
                                                            additional     sales charge you
                                                            front-end      previously paid on
                                                            sales          the amount you are
                                                            charge.        reinvesting. Your
                                                                           schedule for
                                                                           contingent deferred
                                                                           sales charges and
                                                                           conversion to Class
                                                                           A will not start
                                                                           over again; it will
                                                                           pick up from the
                                                                           point at which you
                                                                           redeemed your
                                                                           shares.
------------------------------------------------------------------------------------------------------------------
SIMPLE IRA,        These investment plans may qualify           X          There is no reduction in sales
SEP IRA,           for reduced sales charges by                            charges for Class B or Class C
SARSEP,            combining the purchases of all                          shares for group purchases by
Prototype Profit   members of the group. Members of                        retirement plans.
Sharing,           these groups may also qualify to
Pension, 401(k),   purchase shares without a front-end
SIMPLE 401(k),     sales charge and a waiver of any
403(b)(7), and     contingent deferred sales charges.
457 Retirement
Plans
------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]


Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares, before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.


Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.


Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.


MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, distributions and taxes
Dividends, if any, are paid quarterly for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Global Bond Fund and annually for Delaware Overseas Equity Fund for New Pacific Fund and Delaware Emerging Markets Fund. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.


The Funds are required to withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. In the securities selection and investment process The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business; cost of compliance plan review and contingency planning; and vendor compliance). However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


Investments by fund of funds
Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware Overseas Equity Fund and Delaware New Pacific Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on each Fund and Foundation Funds as a result of these transactions.



Fund Companies


The Funds are separate series of the investment companies shown below.


Delaware Group Global & International Funds


Delaware International Equity Fund
Delaware Global Equity Fund
Delaware Emerging Markets Fund
Delaware Global Bond Fund


Delaware Group Adviser Funds


Delaware Overseas Equity Fund
Delaware New Pacific Fund

Financial highlights

The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Information for Delaware Overseas Equity Fund and Delaware New Pacific Fund for the fiscal periods ended on or before October 31, 1996 has been audited by the Funds' previous independent auditors.

------------------------------------------------------------------------------------------------------------------------------------

                                                    Class A shares                                Class B shares
------------------------------------------------------------------------------------------------------------------------------------

International Equity Fund                          Year Ended 11/30/                             Year Ended 11/30/
------------------------------------------------------------------------------------------------------------------------------------
                                   1999       1998      1997      1996      1995      1999     1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                   14.650    $14.640   $12.190   $11.920            $14.560   $14.560   $12.130   $11.900
Income (loss) from investment
 operations
Net investment income(1)                      0.273      0.220     0.490     0.297              0.168     0.114     0.398     0.278
Net realized and unrealized
 gain (loss) on investments and
 foreign currencies                           0.957      0.245     2.385     0.628              0.962     0.246     2.377     0.567
                                            -------    -------   -------   -------            -------   -------   -------   -------
Total from investment operations              1.230      0.465     2.875     0.925              1.130     0.360     2.775     0.845
                                            -------    -------   -------   -------            -------   -------   -------   -------
Less dividends and distributions
Dividends from net investment
 income                                      (0.395)    (0.435)   (0.280)   (0.185)            (0.255)   (0.340)   (0.200)   (0.145)
Distributions from net realized
 gain on investments                         (0.155)    (0.020)   (0.145)   (0.470)            (0.155)   (0.020)   (0.145)   (0.470)
                                            -------    -------   -------   -------            -------   -------   -------   -------
Total dividends and
 distributions                               (0.550)    (0.455)   (0.425)   (0.655)            (0.410)   (0.360)   (0.345)   (0.615)
                                            -------    -------   -------   -------            -------   -------   -------   -------

Net asset value, end of period              $15.330    $14.650   $14.640   $12.190            $15.280   $14.560   $14.560   $12.130
                                            =======    =======   =======   =======            =======   =======   =======   =======
Total return(4)                               8.75%      3.27%(5) 24.22%(5)  8.17%              8.03%     2.54%(5) 23.38%(5)  7.46%

Ratios and supplemental
 data
Net assets, end of period
 (000 omitted)                             $122,609   $112,425   $89,177   $62,251            $37,775   $31,914   $10,878    $3,471
Ratio of expenses to average
 net assets                                   1.70%      1.70%     1.85%     2.07%              2.40%     2.40%     2.55%     2.77%
Ratio of expenses to average
 net assets prior to expense
 limitation                                   1.70%      1.71%     1.95%     2.07%              2.40%     2.41%     2.65%     2.77%
Ratio of net investment income
 to average net assets                        1.80%      1.46%     3.70%     2.57%              1.10%     0.76%     3.00%     1.87%
Ratio of net investment income to
 average net assets prior to
 expense limitation                           1.80       1.45%      3.60%    2.57%              1.10%     0.75%     2.90%     1.87%
Portfolio turnover                               5%         8%         9%      21%                 5%        8%        9%       21%
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                                      Class C shares
----------------------------------------------------------------------------------------------

International Equity Fund                            Year Ended 11/30/
----------------------------------------------------------------------------------------------
                                                                                        Period
                                                                                   11/29/95(3)
                                                                                       through
                                      1999        1998        1997       1996         11/30/95
----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                       $14.540     $14.540    $12.190        $12.240
Income (loss) from investment
 operations
Net investment income(1)                          0.167        0.114      0.400           none
Net realized and unrealized
 gain (loss) on investments and
 foreign currencies                               0.963        0.246      2.375         (0.050)
                                                -------      -------    -------        -------
Total from investment operations                  1.130        0.360      2.775         (0.050)
                                                -------      -------    -------        -------
Less dividends and distributions
Dividends from net investment
 income                                          (0.255)      (0.340)    (0.280)          none
Distributions from net realized
 gain on investments                             (0.155)      (0.020)    (0.145)          none
                                                -------      -------    -------        -------
Total dividends and
 distributions                                   (0.410)      (0.360)    (0.425)          none
                                                -------      -------    -------        -------

Net asset value, end of period                  $15.260      $14.540    $14.540        $12.190
                                                =======      =======    =======        =======
Total return(4)                                   8.04%        2.54%(5)  23.39%(5)          (6)

Ratios and supplemental
 data
Net assets, end of period
 (000 omitted)                                  $14,076      $11,811     $1,909             $5
Ratio of expenses to average
 net assets                                       2.40%        2.40%      2.55%             (6)
Ratio of expenses to average
 net assets prior to expense
 limitation                                       2.40%        2.41%      2.65%             (6)
Ratio of net investment income
 to average net assets                            1.10%        0.76%      3.00%             (6)
Ratio of net investment income to
 average net assets prior to
 expense limitation                               1.10%        0.75%      2.90%             (6)
Portfolio turnover                                   5%           8%         9%             (6)
----------------------------------------------------------------------------------------------

(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Date of commencement of trading.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Total return reflects expense limitations in effect for the Fund.
(6) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.

                                                          Class A shares                           Class B shares
 Global Equity Fund                                      Year Ended 11/30/                       Year Ended 11/30/
                                                                                   Period                                   Period
                                                                                12/27/94(2)                               2/27/94(2)
                                                                                  through                                   through
                                               1999   1998(3)    1997     1996   11/30/95  1999  1998(3)   1997     1996   11/30/95
Net asset value, beginning of period                  $14.050  $13.310  $11.900  $10.000         $14.040  $13.300  $11.880  $10.000
Income (loss) from investment operations
Net investment income(1)                                0.289    0.437    0.493    0.301           0.197    0.342    0.379    0.212
Net realized and unrealized gain (loss)
on investments and foreign currencies                   0.826    0.843    1.572    1.839           0.813    0.848    1.606    1.848
                                                      -------  -------  -------  -------         -------  -------  -------  -------
Total from investment operations                        1.115    1.280    2.065    2.140           1.010    1.190    1.985    2.060
                                                      -------  -------  -------  -------         -------  -------  -------  -------
Less dividends and distributions
Dividends from net investment income                   (0.335)  (0.490)  (0.385)  (0.240)         (0.220)  (0.400)  (0.295)  (0.180)
Distributions from net realized gain
on investments                                         (1.230)  (0.050)  (0.270)    none          (1.230)  (0.050)  (0.270)    none
                                                      -------  -------  -------  -------         -------  -------  -------  -------
Total dividends and distributions                      (1.565)  (0.540)  (0.655)  (0.240)         (1.450)  (0.450)  (0.565)  (0.180)
                                                      -------  -------  -------  -------         -------  -------  -------  -------
Net asset value, end of period                        $13.600  $14.050  $13.310  $11.900         $13.600  $14.040  $13.300  $11.880
                                                      =======  =======  =======  =======         =======  =======  =======  =======

Total return(6)                                          8.83%    9.91%   18.17%   21.48%           7.97%    9.18%   17.32%   20.73%

Ratios and supplemental data
Net assets, end of period (000 omitted)                $7,329   $6,939  $11,878   $3,122          $5,397   $4,445   $4,796     $613
Ratio of expenses to average net assets                  1.55%    1.25%    1.25%    1.25%           2.25%    1.95%    1.95%    1.95%
Ratio of expenses to average net assets
prior to expense limitation                              1.99%    2.16%    2.72%    7.55%           2.69%    2.86%    3.42%    8.25%
Ratio of net investment income to average net
assets                                                   2.17%    3.24%    4.13%    4.75%           1.47%    2.54%    3.43%    4.05%
Ratio of net investment income (loss) to
average net assets prior to expense limitation           1.73%    2.33%    2.66%   (1.55%)          1.03%    1.63%    1.96%  (2.25%)
Portfolio turnover                                         90%      74%      34%      57%             90%      74%      34%      57%

(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method.

(2) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(3) On July 21, 1997, the Fund's name was changed to Global Equity Fund (formerly Global Assets Fund), eliminating the Fund's bond component in favor of stocks.
(4) Date of commencement of trading.
(5) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.
(6) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.

                              [RESTUBED FOR ABOVE]

                                                          Class C shares
 Global Equity Fund                                      Year Ended 11/30/
                                                                                    Period
                                                                                  11/29/95(4)
                                                                                    through
                                                 1999    1998(3)    1997    1996   11/30/95
Net asset value, beginning of period                     $13.990  $13.250  $11.890  $11.940
Income (loss) from investment operations
Net investment income(1)                                   0.197    0.341    0.446     none

--------------------------------------------------------------------------------------------
                                                                                 Class A
                                                                         Year Ended 10/31
--------------------------------------------------------------------------------------------
Overseas Equity Fund                  1999   1998(5)      1997(5)      1996(6)      1995
--------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                  $12.520      $12.390      $11.400     $11.000
--------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
--------------------------------------------------------------------------------------------
  Net investment income (loss)                0.091       (0.060)      (0.060)      0.010
--------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                    (1.501)       0.960        1.073       0.400
  Total from investment
   operations                                (1.410)       0.900        1.013       0.410
Less dividends and
 distributions
--------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                    (0.520)      (0.440)      (0.023)     (0.010)
  Distributions from net
   realized gain on investments              (1.640)      (0.330)        none        none
  Total dividends and distributions          (2.160)      (0.770)      (0.023)     (0.010)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $8.950      $12.520      $12.390     $11.400
Total return(2)                             (12.95%)(3)    7.74%        8.90%(3)    3.81%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                             $2,034      $10,868      $14,886     $13,018
 Ratio of expenses to average net
  assets                                      1.83%        1.80%        1.82%       1.85%
 Ratio of expenses to average net
  assets prior to expense limitation          3.75%          N/A        2.60%       2.96%
 Ratio of net investment income
  (loss) to average net assets                0.93%       (0.45%)      (0.51%)      0.00%
 Ratio of net investment
  loss to average net assets prior to
  expense
--------------------------------------------------------------------------------------------
Limitation                                   (0.99%)         N/A       (1.29%)     (1.11%)
--------------------------------------------------------------------------------------------
Portfolio turnover                              87%          18%          21%          9%
--------------------------------------------------------------------------------------------

[RESTUBBED]

-------------------------------------------------------------------------------------------
                                                                                 Class B
                                                                        Year Ended 10/31
-------------------------------------------------------------------------------------------
Overseas Equity Fund                   1999    1998(5)      1997(5)   1996(6)     1995
-------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                    $11.540      $11.560    $10.710    $10.400
-------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
-------------------------------------------------------------------------------------------
  Net investment income (loss)                  0.033       (0.140)    (0.060)    (0.020)
-------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                      (1.383)       0.890      0.930      0.350
  Total from investment
   operations                                  (1.350)       0.750      0.870      0.330
Less dividends and
 distributions
-------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                      (0.520)      (0.440)    (0.020)    (0.020)
  Distributions from net
   realized gain on investments                (1.640)      (0.330)      none       none
  Total dividends and distributions            (2.160)      (0.770)    (0.020)    (0.020)
-------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.030      $11.540    $11.560    $10.710
Total return(2)                               (13.66%)(3)    6.95%      8.16%(3)   3.19%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                               $1,166       $1,450      $1,208    $1,183
 Ratio of expenses to average net
  assets                                        2.53%        2.50%       2.50%     2.50%
 Ratio of expenses to average net
  assets prior to expense limitation            4.45%          N/A       3.28%     3.61%
 Ratio of net investment income
  (loss) to average net assets                  0.23%       (1.16%)     (1.19%)   (0.57%)
 Ratio of net investment
  loss to average net assets prior to
  expense
-------------------------------------------------------------------------------------------
Limitation                                     (1.69%)         N/A      (1.97%)   (1.68%)
-------------------------------------------------------------------------------------------
Portfolio turnover                                87%          18%         21%        9%
-------------------------------------------------------------------------------------------

[RESTUBBED]

-----------------------------------------------------------------------------------------------
                                                                                    Class C
                                                                           Year Ended 10/31
-----------------------------------------------------------------------------------------------
Overseas Equity Fund                  1999     1998(5)       1997(5)    1996(6)       1995
-----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                     $11.550       $11.580    $10.730     $10.430
-----------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
-----------------------------------------------------------------------------------------------
  Net investment income (loss)                   0.033        (0.140)    (0.060)     (0.060)
-----------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                       (1.383)        0.880      0.930       0.390
  Total from investment
   operations                                   (1.350)        0.740      0.870       0.330
Less dividends and
 distributions
-----------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                       (0.520)       (0.440)    (0.020)     (0.030)
  Distributions from net
   realized gain on investments                 (1.640)       (0.330)      none        none
  Total dividends and distributions             (2.160)       (0.770)    (0.020)     (0.030)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.040       $11.550    $11.580     $10.730
Total return(2)                                (13.67%)(3)     6.85%      8.15%(3)    3.16%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                                  $179          $159       $112         $43
 Ratio of expenses to average net
  assets                                         2.53%         2.50%      2.50%       2.50%
 Ratio of expenses to average net
  assets prior to expense limitation             4.45%           N/A      3.28%       3.61%
 Ratio of net investment income
  (loss) to average net assets                   0.23%        (1.16%)    (1.19%)     (0.62%)
 Ratio of net investment
  loss to average net assets prior to
  expense
-----------------------------------------------------------------------------------------------
Limitation                                      (1.69%)          N/A     (1.97%)     (1.73%)
-----------------------------------------------------------------------------------------------
Portfolio turnover                                 87%           18%        21%          9%
-----------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3)  Total returns reflect voluntary expense caps.

(4)  Annualized.

(5) To calculate the net investment income per share, we have used the "average shares outstanding method." This means that we have divided the total net investment income by the average number of shares outstanding during the period to determine the net investment income per share. (6) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.





Net realized and unrealized gain (loss)
on investments and foreign currencies                      0.813    0.849    1.534    (0.050)
                                                         -------  -------  -------   -------
Total from investment operations                           1.010    1.190    1.980    (0.050)
                                                         -------  -------  -------   -------
Less dividends and distributions
Dividends from net investment income                      (0.220)  (0.400)  (0.350)     none
Distributions from net realized gain
on investments                                            (1.230)  (0.050)  (0.270)     none
                                                         -------  -------  -------   -------
Total dividends and distributions                         (1.450)  (0.450)  (0.620)     none
                                                         -------  -------  -------   -------
Net asset value, end of period                           $13.550  $13.990  $13.250   $11.890
                                                         =======  =======  =======   =======

Total return(6)                                             8.00%    9.21%   17.33%         (5)

Ratios and supplemental data
Net assets, end of period (000 omitted)                   $3,391   $3,094   $1,185        $5
Ratio of expenses to average net assets                     2.25%    1.95%    1.95%         (5)
Ratio of expenses to average net assets
prior to expense limitation                                 2.69%    2.86%     3.42%        (5)
Ratio of net investment income to average net
assets                                                      1.47%    2.54%     3.43%        (5)
Ratio of net investment income (loss) to
average net assets prior to expense limitation              1.03%    1.63%    1.96%         (5)
Portfolio turnover                                            90%      74%      34%         (5)

--------------------------------------------------------------------------------------------
                                                                                 Class A
                                                                         Year Ended 10/31
--------------------------------------------------------------------------------------------
Overseas Equity Fund                  1999   1998(5)      1997(5)      1996(6)      1995
--------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                  $12.520      $12.390      $11.400     $11.000
--------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
--------------------------------------------------------------------------------------------
  Net investment income (loss)                0.091       (0.060)      (0.060)      0.010
--------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                    (1.501)       0.960        1.073       0.400
  Total from investment
   operations                                (1.410)       0.900        1.013       0.410
Less dividends and
 distributions
--------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                    (0.520)      (0.440)      (0.023)     (0.010)
  Distributions from net
   realized gain on investments              (1.640)      (0.330)        none        none
  Total dividends and distributions          (2.160)      (0.770)      (0.023)     (0.010)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $8.950      $12.520      $12.390     $11.400
Total return(2)                             (12.95%)(3)    7.74%        8.90%(3)    3.81%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                             $2,034      $10,868      $14,886     $13,018
 Ratio of expenses to average net
  assets                                      1.83%        1.80%        1.82%       1.85%
 Ratio of expenses to average net
  assets prior to expense limitation          3.75%          N/A        2.60%       2.96%
 Ratio of net investment income
  (loss) to average net assets                0.93%       (0.45%)      (0.51%)      0.00%
 Ratio of net investment
  loss to average net assets prior to
  expense
--------------------------------------------------------------------------------------------
Limitation                                   (0.99%)         N/A       (1.29%)     (1.11%)
--------------------------------------------------------------------------------------------
Portfolio turnover                              87%          18%          21%          9%
--------------------------------------------------------------------------------------------

[RESTUBBED]

-------------------------------------------------------------------------------------------
                                                                                 Class B
                                                                        Year Ended 10/31
-------------------------------------------------------------------------------------------
Overseas Equity Fund                   1999    1998(5)      1997(5)   1996(6)     1995
-------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                    $11.540      $11.560    $10.710    $10.400
-------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
-------------------------------------------------------------------------------------------
  Net investment income (loss)                  0.033       (0.140)    (0.060)    (0.020)
-------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                      (1.383)       0.890      0.930      0.350
  Total from investment
   operations                                  (1.350)       0.750      0.870      0.330
Less dividends and
 distributions
-------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                      (0.520)      (0.440)    (0.020)    (0.020)
  Distributions from net
   realized gain on investments                (1.640)      (0.330)      none       none
  Total dividends and distributions            (2.160)      (0.770)    (0.020)    (0.020)
-------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.030      $11.540    $11.560    $10.710
Total return(2)                               (13.66%)(3)    6.95%      8.16%(3)   3.19%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                               $1,166       $1,450      $1,208    $1,183
 Ratio of expenses to average net
  assets                                        2.53%        2.50%       2.50%     2.50%
 Ratio of expenses to average net
  assets prior to expense limitation            4.45%          N/A       3.28%     3.61%
 Ratio of net investment income
  (loss) to average net assets                  0.23%       (1.16%)     (1.19%)   (0.57%)
 Ratio of net investment
  loss to average net assets prior to
  expense
-------------------------------------------------------------------------------------------
Limitation                                     (1.69%)         N/A      (1.97%)   (1.68%)
-------------------------------------------------------------------------------------------
Portfolio turnover                                87%          18%         21%        9%
-------------------------------------------------------------------------------------------

[RESTUBBED]

-----------------------------------------------------------------------------------------------
                                                                                    Class C
                                                                           Year Ended 10/31
-----------------------------------------------------------------------------------------------
Overseas Equity Fund                  1999     1998(5)       1997(5)    1996(6)       1995
-----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                     $11.550       $11.580    $10.730     $10.430
-----------------------------------------------------------------------------------------------
Income (loss)from investment
 operations
-----------------------------------------------------------------------------------------------
  Net investment income (loss)                   0.033        (0.140)    (0.060)     (0.060)
-----------------------------------------------------------------------------------------------
  Net realized and  unrealized
   gain (loss) on investments
   and foreign currencies                       (1.383)        0.880      0.930       0.390
  Total from investment
   operations                                   (1.350)        0.740      0.870       0.330
Less dividends and
 distributions
-----------------------------------------------------------------------------------------------
  Dividends from net investment
   income                                       (0.520)       (0.440)    (0.020)     (0.030)
  Distributions from net
   realized gain on investments                 (1.640)       (0.330)      none        none
  Total dividends and distributions             (2.160)       (0.770)    (0.020)     (0.030)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.040       $11.550    $11.580     $10.730
Total return(2)                                (13.67%)(3)     6.85%      8.15%(3)    3.16%(3)
Ratios and supplemental data
  Net assets, end of period
   (000 omitted)                                  $179          $159       $112         $43
 Ratio of expenses to average net
  assets                                         2.53%         2.50%      2.50%       2.50%
 Ratio of expenses to average net
  assets prior to expense limitation             4.45%           N/A      3.28%       3.61%
 Ratio of net investment income
  (loss) to average net assets                   0.23%        (1.16%)    (1.19%)     (0.62%)
 Ratio of net investment
  loss to average net assets prior to
  expense
-----------------------------------------------------------------------------------------------
Limitation                                      (1.69%)          N/A     (1.97%)     (1.73%)
-----------------------------------------------------------------------------------------------
Portfolio turnover                                 87%           18%        21%          9%
-----------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3)  Total returns reflect voluntary expense caps.

(4)  Annualized.

(5) To calculate the net investment income per share, we have used the "average shares outstanding method." This means that we have divided the total net investment income by the average number of shares outstanding during the period to determine the net investment income per share. (6) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

(5) To calculate the net investment income per share, we have used the "average shares outstanding method." This means that we have divided the total net investment income by the average number of shares outstanding during the period to determine the net investment income per share.
(6) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

----------------------------------------------------------------------------------------------------------------------
                                                                                                          Class A
Delaware Emerging Markets Fund                                                                   Year Ended 11/30
----------------------------------------------------------------------------------------------------------------------
                                                                                                           Period
                                                                                                         6/10/96(2)
                                                                                                           through
                                                                  1999           1998          1997       11/30/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.200        $9.970       $10.000
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                                  0.129         0.062         0.018
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                     (3.174)        0.253        (0.048)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                (3.045)        0.315        (0.030)
----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income (loss)                                     (0.020)       (0.010)         None
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
     investments                                                                (0.605)       (0.075)         None
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                               (0.625)       (0.085)         None
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.530       $10.200        $9.970
----------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                (31.66%)        3.19%        (0.30%)
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                         $5,584        $9,665        $2,518
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                          1.96%         2.00%         2.00%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                                                 3.91%         3.02%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
     assets                                                                      1.58%         0.52%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
          assets prior to expense limitation                                    (0.37%)       (0.50%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                 47%           65%           36%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                           Class B
Delaware Emerging Markets Fund                                                                    Year Ended 11/30
----------------------------------------------------------------------------------------------------------------------
                                                                                                            Period
                                                                                                           6/10/96(2)
                                                                                                           through
                                                                        1999        1998        1997       11/30/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $10.000                 $ 10.000
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations                                           $9.970      $10.000
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                                                              0.018
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                        0.062        0.018       (0.048)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.253       (0.048)      (0.030)
                                                                                   0.315       (0.030)
----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income (loss)                                                                   None
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
     investments                                                                  (0.010)        None         None
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                 (0.075)        None         None
                                                                                  (0.085)        None
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                              $9.970
----------------------------------------------------------------------------------------------------------------------
                                                                                 $10.200       $9.970
----------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                                             (0.30%)
----------------------------------------------------------------------------------------------------------------------
                                                                                   3.19%       (0.30%)
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                     $2,518
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                           $9,665                     2.00%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                                                   2.00%                     4.10%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
     assets                                                                        3.02%                     0.17%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
          assets prior to expense limitation                                       0.52%                    (1.93%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     47%           47%          65%          36%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Class C
Delaware Emerging Markets Fund                                                            Year Ended 11/30
----------------------------------------------------------------------------------------------------------------------
                                                                                                Period
                                                                                              6/10/96(2)
                                                                                                 through
                                                                     1999         1998           1997        11/30/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.110         $9.940        $10.000
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                                  0.068         (0.019)        (0.051)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                     (3.143)         0.264         (0.009)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                (3.075)         0.245         (0.060)
----------------------------------------------------------------------------------------------------------------------

Less dividends and distributions
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income (loss)                                        none          none           none
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
     investments                                                                 (0.605)       (0.075)          none
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                (0.605)       (0.075)          none
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                   $6.430        $10.110        $9.940
----------------------------------------------------------------------------------------------------------------------

Total return(3)                                                                 (32.21%)         2.48%        (0.60%)
----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                            $884         $1,519          $199
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                           2.70%          2.70%         2.70%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                                                  4.61%          3.72%         4.80%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
     assets                                                                       0.84%         (0.18%)       (0.53%)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
          assets prior to expense limitation                                     (1.07%)        (1.20%)       (2.63%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                  47%            65%           36%
----------------------------------------------------------------------------------------------------------------------


(1)  Per share information was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.



Delaware New Pacific Fund                               Class A                                      Class B
                                                    Year ended 10/31                             Year ended 10/31
----------------------------------  ----------------------------------------------  ----------------------------------------------
                                     1999    1998(4)   1997(4)   1996(5)     1995    1999    1998(4)   1997(4)   1996(5)     1995
                                    ------   -------   -------   -------   -------  ------   -------   -------   -------   -------
Net asset value, beginning of
  period                                      $7.320    $9.420    $8.710   $10.440            $7.470    $9.680   $10.660   $10.860

Income (loss) from investment
  operations

Net investment income (loss)                   0.008    (0.010)   (0.050)   (0.050)           (0.031)   (0.080)   (0.080)   (0.100)

Net realized and unrealized
  gain (loss) on investments and
  foreign currencies                          (2.683)   (1.940)    0.769    (1.390)           (2.724)   (1.980)   (1.460)   (1.460)

Total from investment operations              (2.675)   (1.950)    0.719    (1.440)           (2.755)   (2.060)   (1.540)   (1.560)

Less dividends and distributions

Dividends from net investment
  income (loss)                               (0.055)   (0.150)   (0.009)     none            (0.055)   (0.150)     none      none

Distributions from net realized
  gain on investments                           none      none      none    (0.290)             none      none    (0.290)   (0.290)

Total dividends and distributions             (0.055)   (0.150)   (0.009)   (0.290)           (0.055)   (0.150)   (0.290)   (0.290)

Net asset value, end of period                $4.590     7.320     9.420     8.710            $4.660    $7.470    $8.830    $9.010

Total return(2)                              (36.85%)  (21.15%)    8.26%   (13.99%)          (37.05%)  (21.72%)  (14.57%)  (14.56%)

Ratios and supplemental data

Net assets, end of period
  (000 omitted)                               $5,887    7,144%   $11,752   $10,353            $2,236    $2,534       $17      $573

Ratio of expenses to average
  net assets                                   1.90%     1.80%     1.82%     1.85%             2.60%     2.50%     2.50%     2.50%

Ratio of expenses to average net
  assets prior to expense
  limitation                                   3.23%     1.86%     2.77%     3.73%             3.93%     2.56%     4.38%     4.38%

Ratio of net investment income
  (loss) to average net assets                 0.15%    (0.08%)   (0.41%)   (0.60%)           (0.55%)   (0.77%)   (1.02%)   (1.20%)

Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation                 (1.18%)   (0.14%)   (1.36%)   (2.48%)           (1.88%)   (0.83%)   (2.90%)   (3.08%)

Portfolio turnover                              188%      178%      163%      163%              188%      178%      163%      163%

[restubbed]


Delaware New Pacific Fund              Class C
                                       Year ended 10/31
------------------------------------   ----------------------------------------------
                                        1999    1998(4)   1997(4)   1996(5)     1995
                                       ------   -------   -------   -------   -------
Net asset value, beginning of
  period                                         $7.320    $9.490    $8.830   $10.660

Income (loss) from investment
  operations

Net investment income (loss)                     (0.029)   (0.080)   (0.050)   (0.080)

Net realized and unrealized
  gain (loss) on investments and
  foreign currencies                             (2.686)   (1.940)    0.718    (1.460)

Total from investment operations                 (2.715)   (2.020)    0.668    (1.540)

Less dividends and distributions

Dividends from net investment
  income (loss)                                  (0.055)   (0.150)   (0.008)     none

Distributions from net realized
  gain on investments                              none      none      none    (0.290)

Total dividends and distributions                (0.055)   (0.150)   (0.008)   (0.290)

Net asset value, end of period                   $4.550    $7.320    $9.490    $8.830

Total return(2)                                 (37.18%)  (21.85%)    7.58%   (14.57%)


Ratios and supplemental data

Net assets, end of period
  (000 omitted)                                    $130      $129       $44       $17

Ratio of expenses to average
  net assets                                      2.60%     2.50%     2.50%     2.50%

Ratio of expenses to average net
  assets prior to expense
  limitation                                      3.93%     2.56%     3.45%     4.38%

Ratio of net investment income
  (loss) to average net assets                   (0.55%)   (0.77%)   (1.09%)   (1.02%)

Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation                    (1.88%)   (0.83%)   (2.04%)   (2.90%)

Portfolio turnover                                 188%      178%      163%      163%

------------------
(1)  Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(3)  Annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

                                                               Class A shares                           Class B shares
                                                             Year Ended 11/30/                       Year Ended 11/30/
Global Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Period                                    Period
                                                                                12/27/94(2)                               2/27/94(2)
                                                                                  through                                   through
                                               1999     1998     1997     1996   11/30/95  1999    1998   1997     1996    11/30/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.790  $11.480  $11.230  $10.000         $10.790  $11.490  $11.230  $10.000
Income (loss) from investment operations
Net investment income(1)                                0.595    0.625    0.755    0.659           0.520    0.550    0.679    0.565
Net realized and unrealized gain (loss)
  on investments and foreign currencies                (0.015)  (0.505)   0.730    1.171          (0.020)  (0.511)   0.735    1.205
                                                      -------  -------  -------  -------         -------   ------   ------   ------
Total from investment operations                        0.580    0.120    1.485    1.830           0.500    0.039    1.414    1.770
                                                      -------  -------  -------  -------         -------   ------   ------   ------
Less dividends and distributions

Dividends from net investment income                   (0.400)  (0.770)  (0.875)  (0.600)         (0.330)  (0.699)  (0.794)  (0.540)
Distributions from net realized gain
  on investments                                       (0.030)  (0.040)  (0.360)    none          (0.030)  (0.040)  (0.360)    none
                                                      =======  =======  =======  =======         -------   ------   ------   ------
Total dividends and distributions                      (0.430)  (0.810)  (1.235)  (0.600)         (0.360)  (0.739)  (1.154)  (0.540)
                                                      -------  -------  -------  -------         -------   ------   ------   ------
    Net asset value, end of period                    $10.940  $10.790  $11.480  $11.230         $10.930  $10.790  $11.490  $11.230
                                                      =======  =======  =======  =======         =======  =======  =======  =======

Total return(4)                                         5.47%    1.24%   14.35%   18.79%           4.59%    0.48%   13.51%   18.23%

     Ratios and supplemental data

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets                $4,684   $4,567   $3,467     $889          $1,188   $1,081    $707      $115
Ratio of expenses to average net assets
  prior to expense limitation                           1.25%    1.25%    1.25%    1.25%           1.95%    1.95%   1.95%     1.95%
Ratio of net investment income to average
  net assets                                            1.59%    2.04%    5.00%   12.34%           2.29%    2.74%   5.70%    13.04%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                            5.58%    5.76%    6.82%    7.70%           4.88%    5.06%   6.12%     7.00%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                            5.24%    4.97%    3.07%   (3.39%)          4.54%    4.27%   2.37%    (4.09%)
Portfolio turnover                                        93%      76%      42%      98%             93%      76%     42%       98%
                                                          ===      ===      ===      ===             ===      ===     ===       ===


                                                               Class C shares
                                                             Year Ended 11/30/
Global Bond Fund
------------------------------------------------------------------------------------------------
                                                                                       Period
                                                                                     11/29/95(3)
                                                                                       through
                                               1999     1998       1997       1996     11/30/95
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $10.740    $11.440    $11.240    $11.330
Income (loss) from investment operations
Net investment income(1)                                 0.521      0.551      0.680       none
Net realized and unrealized gain (loss)
  on investments and foreign currencies                 (0.021)    (0.512)     0.719     (0.036)
                                                       -------    -------    -------    -------
Total from investment operations                         0.500      0.039      1.399     (0.036)
                                                       -------    -------    -------    -------
Less dividends and distributions

Dividends from net investment income                     (0.330)   (0.699)    (0.839)    (0.054)
Distributions from net realized gain
  on investments                                         (0.030)   (0.040)    (0.360)      none
                                                        -------   -------     ------    -------
Total dividends and distributions                        (0.360)   (0.739)    (1.199)    (0.054)
                                                        -------   -------     ------    -------
    Net asset value, end of period                      $10.880   $10.740    $11.440    $11.240
                                                        =======   =======    =======    =======

Total return(4)                                           4.71%     0.49%     13.51%         (5)

     Ratios and supplemental data

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets                    $539      $703       $118         $5
Ratio of expenses to average net assets
  prior to expense limitation                             1.95%     1.95%      1.95%         (5)
Ratio of net investment income to average
  net assets                                              2.29%     2.74%      5.70%         (5)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                              4.88%     5.06%      6.12%         (5)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                               4.54%    4.27%      2.37%         (5)
Portfolio turnover                                           93%      76%        42%         (5)
                                                             ===      ===        ===        ===


--------------------------
(1) Per share information for the years ended November 30,1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Date  of commencement of trading.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(5) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period of time.

                      How to read the Financial highlights

Net investment income

Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary  runs along the bottom of the pages ]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the Prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See bond.

Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index

The Morgan Stanley Capital International EAFE Stock Index is an international index including stocks traded on 16 exchanges in Europe, Australia and the Far East, weighted by capitalization. The index is unmanaged and doesn't include the actual costs of buying, selling, and holding securities.

Morgan Stanley Capital International Emerging Markets Free Index
The Morgan Stanley International Emerging Markets Free Index is a U.S. dollar dominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

Morgan Stanley Capital International World Index
The Morgan Stanley Capital International World Index is an international index that includes stocks traded in Europe, Australia, the Far East, plus the U.S., and Canada, and South Africa, weighted by capitalization.

Morgan Stanley Pacific Index
A total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 500 companies (only those securities deemed sufficiently liquid for trading by investors) from the following 6 countries: Australia, Hong Kong, Japan, Malaysia, New Zealand, Singapore.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

Salomon Smith Barney World Government Bond Index
The WGBI is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

[back cover]

Additional Information about the Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com


E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Delaware Group Global & International Funds, Investment Company Act file number:
811-6324
Delaware Group Adviser Funds, Investment Company Act file number: 811-7972

Fund Symbols
                                            CUSIP             NASDAQ
International Equity Fund
Class A                                     245914106         DEGIX
Class B                                     245914700         DEIEX
Class C                                     245914858         DEGCX

Global Equity Fund
Class A                                     245914304         DEGAX
Class B                                     245914809         DGABX
Class C                                     245914874         DGACX

Overseas Equity Fund
Class A                                     245917885         DEWGX
Class B                                     245917877         DEWBX
Class C                                     245917869         DEWCX

New Pacific Fund
Class A                                     245917844         DENPX
Class B                                     245917836         DENBX
Class C                                     245917828         DENCX

Emerging Markets Fund
Class A                                     245914841         DEMAX
Class B                                     245914833         DEMBX
Class C                                     245914825         DEMCX

Global Bond Fund
Class A                                     245914205         DGBAX
Class B                                     245914882         DGBBX
Class C                                     245914866         DGBCX

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                       Delaware International Equity Fund
                           Delaware Global Equity Fund
                          Delaware Overseas Equity Fund
                         Delaware Emerging Markets Fund
                            Delaware New Pacific Fund
                            Delaware Global Bond Fund


                               Institutional Class




                                   Prospectus
                                January 31, 2000


                         International and Global Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Delaware International Equity Fund
Delaware Global Equity Fund
Delaware Overseas Equity Fund
Delaware Emerging Markets Fund
Delaware New Pacific Fund
Delaware Global Bond Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile: Delaware International Equity Fund

What are the Fund's goals?
Delaware International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking for a portfolio of equity securities from foreign countries.
o Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of investing in foreign securities.

How has the Delaware International Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past eight calendar years, as well as the average annual returns of these shares for the one- and five-year periods and since inception. Delaware International Equity Fund's Institutional Class commenced operations on November 9, 1992. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Delaware International Equity Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a cap in place for this Fund. The Fund's past performance is not necessarily an indication of how it will perform in the future.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]
Year-by-year total return (Institutional Class)


1992              -1.36%
1993              24.80%
1994              2.03%
1995              11.75%
1996              20.61%
1997              4.61%
1998              9.35%
1999

During the periods illustrated in this bar chart, the Class' highest quarterly return was 0.00% for the quarter _______________ and its lowest quarterly return was -00.00% for the quarter ended ______________.

How has the Delaware International Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/99

------------------------------------------------------------------------------------------------
CLASS                                Institutional               Morgan Stanley Capital
                                                                 International EAFE Index
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------
Since 10/31/91
------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware International Equity Fund's fees and expenses? You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a
 none percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------


Annual fund operating expenses are deducted from the Fund's assets.


------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Delaware Global Equity Fund

What are the Fund's goals?
Delaware Global Equity Fund seeks long-term total return. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in U.S. and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, we will invest at least 65% of the Fund's total assets in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to currency valuations, political instability, economic instability and lax accounting and regulatory standards. The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page __.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund

o Investors with long-term financial goals.
o Investors looking for a portfolio of equity securities from both U.S. and foreign countries.
o Investors willing to accept the risks associated with foreign investing.
o Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of investing in foreign securities.

How has the Delaware Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as the average annual returns of these shares for the one-year and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional) ] Year-by-year total return (Institutional Class)

1995              25.08%
1996              15.80%
1997              11.43%
1998              8.85%
1999


During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.



How has the Delaware Global Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/99

--------------------------------------------------------------------------------
CLASS                     Institutional                Morgan Stanley Capital
                                                       International World Index
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          (Inception 12/27/94)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifetime
--------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Global Equity Fund's fees and expenses? You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a
 none percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------



Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

(2) The investment manager has agreed to waive fees and pay expenses from June 1, 1998 through ___________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.55% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

     ---------------------------------------------------------------
             Fund expenses including voluntary expense caps in
                     effect through ___________.

     ------------------------------------------------ --------------
     Management fees
     ------------------------------------------------ --------------
     Distribution and service (12b-1) fees            none
     ------------------------------------------------ --------------
     Other expenses
     ------------------------------------------------ --------------
     Total operating expenses                         1.55%
     ------------------------------------------------ --------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

Profile: Delaware Overseas Equity Fund

What is the Fund's goal?
Delaware Overseas Equity Fund seeks to maximize total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in foreign equity securities which we believe offer capital appreciation potential. We may invest in companies that are located in established or developing countries; however we limit our investments in companies located in developing countries.

In determining what portion of Delaware Overseas Equity Fund's assets should be allocated to a particular country, we consider: how weak or strong the country's currency is, the country's prospects for economic growth compared to other countries, expected levels of inflation, political environment and the range of investment opportunities available in the country.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Overseas Equity Fund, which invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking for capital growth potential.
o Investors willing to accept the sometimes sharp and unpredictable fluctuations in value that a foreign fund can experience.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is to receive current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who do not understand the significant risks associated with foreign investing.

How has Delaware Overseas Equity Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as average annual returns for the one year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Institutional Class)]

Year-by-year total return (Institutional Class)

--------------- -------------
1995            10.19%
--------------- -------------
1996            9.88%
--------------- -------------
1997            2.02%
--------------- -------------
1998            -6.59%
--------------- -------------
1999
--------------- -------------

During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

                           Average annual returns for periods ending 12/31/99

------------------------- ------------------------ ----------------------------
                          Institutional Class      Morgan Stanley EAFE Index
------------------------- ------------------------ ----------------------------
                          (Inception 2/3/94)
------------------------- ------------------------ ----------------------------
1 year
------------------------- ------------------------ ----------------------------
5 years
------------------------- ------------------------ ----------------------------

Lifetime
------------------------- ------------------------ ----------------------------

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Morgan Stanley EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a        none
 percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------

Annual fund operating expenses are deducted from the Fund's assets.

 ------------------------------------------------------ -----------
 Management fees
 ------------------------------------------------------ -----------
 Distribution and service (12b-1) fees                        none
 ------------------------------------------------------ -----------
 Other expenses
 ------------------------------------------------------ -----------
 Total operating expenses(2)
 ------------------------------------------------------ -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 --------------- ------------
 1 year
 --------------- ------------
 3 years
 --------------- ------------
 5 years
 --------------- ------------
 10 years
 --------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange you shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses from November ___ , 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

   ----------------------------------------------------------------
           Fund expenses including voluntary expense caps in effect through April 30, 2000

   ----------------------------------------------------------------
   Management fees
   ------------------------------------------------ ---------------
   Distribution and service (12b-1) fees            none
   ------------------------------------------------ ---------------
   Other expenses
   ------------------------------------------------ ---------------
   Total operating expenses                         1.70%
   ------------------------------------------------ ---------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, the example does not assume the voluntary expense limitation discussed in footnote 2.

Profile: Delaware Emerging Markets Fund

What are the Fund's goals?
Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o   Investors with long-term financial goals.
o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is to receive current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets.

How has the Delaware Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past three calendar years, as well as the average annual returns of these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS) FPO] ear-by-year total return (Institutional Class)

1997     1.58%
1998     -36.19%
1999

During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.


How has the Delaware Emerging Markets Fund performed? (continued)


               Average annual returns for periods ending 12/31/99

-------------------------------------------------------------------------------
CLASS                         Institutional           Morgan Stanley Capital
                                                      International Emerging
                                                      Markets Free Index

-------------------------------------------------------------------------------
                              (Inception 6/10/96)
-------------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------------
Lifetime

-------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Emerging Markets Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.



 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a        none
 percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------


Annual fund operating expenses are deducted from the Fund's assets.


------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 year
----------------- -----------
5 year
----------------- -----------
10 year
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through ____________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's and distributor's current fee caps.

 ---------------------------------------------------------------
         Fund expenses including voluntary expense caps in effect through _________

 ---------------------------------------------------------------
 Management fees
 ------------------------------------------------ --------------
 Distribution and service (12b-1) fees            none
 ------------------------------------------------ --------------
 Other expenses
 ------------------------------------------------ --------------
 Total operating expenses                         1.70%
 ------------------------------------------------ --------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. This example does not reflect the voluntary expenses cap described in footnote 2.

Profile: Delaware New Pacific Fund

What is the Fund's goal?
Delaware New Pacific Fund seeks to maximize long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin, such as Australia, China, Hong Kong, Japan, Korea, Malaysia, Philippines, Singapore and Taiwan. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual companies and individual countries to determine how much of the portfolio should be allocated to companies located there. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also consider whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware New Pacific Fund that invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking for capital growth potential.
o Investors willing to accept the sometimes sharp and unpredictable fluctuations in value that a foreign fund can experience.

Who should not invest in the Fund
o Investors with short-term financial goals or whose primary goal is to receive current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who do not understand or are unwilling to accept the significant risks associated with foreign investing.

How has Delaware New Pacific Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as average annual returns for one-year and five-year periods and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Institutional Class)]

Year-by-year total return (Institutional Class)

       ------------------------ ------------------
          1995                   -3.21%
       ------------------------ ------------------
          1996                    8.20%
       ------------------------ ------------------
          1997                  -31.53%
       ------------------------ ------------------
          1998                  -21.83%
       ------------------------ ------------------
          1999
       ------------------------ ------------------

         During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.

                              Average annual returns for periods ending 12/31/99

------------------------- ---------------------------- ---------------------
                          Institutional Class          Morgan Stanley
                                                       Pacific Index
------------------------- ---------------------------- ---------------------
                          (Inception 2/3/94)
------------------------- ---------------------------- ---------------------
1 year
------------------------- ---------------------------- ---------------------
5 years
------------------------- ---------------------------- ---------------------

Lifetime
------------------------- ---------------------------- ---------------------

The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware New Pacific Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a        none
 percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------

Annual fund operating expenses are deducted from the Fund's assets.

 ------------------------------------------------------ -----------
 Management fees
 ------------------------------------------------------ -----------
 Distribution and service (12b-1) fees                        none
 ------------------------------------------------------ -----------
 Other expenses
 ------------------------------------------------------ -----------
 Total operating expenses(2)
 ------------------------------------------------------ -----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 --------------- ------------
 1 year
 --------------- ------------
 3 years
 --------------- ------------
 5 years
 --------------- ------------
 10 years
 --------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange you shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses from November, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 2.00% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

    ---------------------------------------------------------------
            Fund expenses including voluntary expense caps
                   in effect through April 30, 2000

    ---------------------------------------------------------------
    ------------------------------------------------ --------------
    Management fees
    ------------------------------------------------ --------------
    ------------------------------------------------ --------------
    Distribution and service (12b-1) fees            none
    ------------------------------------------------ --------------
    ------------------------------------------------ --------------
    Other expenses
    ------------------------------------------------ --------------
    ------------------------------------------------ --------------
    Total operating expenses                         2.00%
    ------------------------------------------------ --------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense limitation discussed in footnote 2.

Profile: Delaware Global Bond Fund

What are the Fund's goals?

Delaware Global Bond Fund seeks to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify fixed-income securities that provide high income potential.
o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Global Bond Fund, which invests in developing countries. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o   Investors with medium-to-longer term financial goals.
o Investors looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.
o   Investors seeking a measure of capital appreciation.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.
o   Investors who want monthly income from their investment.

How has the Delaware Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the five calendar years, as well as the average annual returns of these shares for the one-year and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional) ] Year-by-year total return (Institutional)

1995              21.23%
1996              12.20%
1997               0.91%
1998               7.61%
1999


During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00%% for the quarter ended _______________and its lowest quarterly return was -0.00% for the quarter ended ___________.


            Average annual returns for periods ending 12/31/99

------------------------------------------------------------------------------
CLASS                    Institutional       Salomon Smith Barney World
                                             Government Bond Index
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                    (Inception 12/27/94)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
1 year               7.61%                  15.31%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lifetime            10.21%                   9.27%
------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Global Bond Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a        none
 percentage of original purchase price or
 redemption price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------



(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses from December 1, 1998 through __________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

     ---------------------------------------------------------------
             Fund expenses including voluntary expense caps
                      in effect through _________

     ---------------------------------------------------------------
     Management fees
     ------------------------------------------------ --------------
     Distribution and service (12b-1) fees            none
     ------------------------------------------------ --------------
     Other expenses
     ------------------------------------------------ --------------
     Total operating expenses                         1.00%
     ------------------------------------------------ --------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If any objective were changed, we would notify shareholders before the change became effective.

Delaware International Equity Fund
Delaware International Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.

We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

Delaware Global Equity Fund
Delaware Global Equity Fund seeks long-term total return. We invest in U.S. and foreign equity securities, including common stocks, that provide the potential for capital appreciation and income. We invest primarily in developed markets; however, we may purchase securities in emerging markets. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting foreign stocks for the Fund, we follow the same investment strategy as Delaware International Equity Fund. We generally look for securities that are undervalued based on our analysis of their future income stream.

The Fund may also seek to achieve growth by investing up to 35% of its assets in income producing debt securities such as U.S. or foreign government bonds or corporate bonds. As a general policy, the Fund only invests in debt securities when we believe they offer better long-term potential returns with less risk than investments in equity securities. We apply our analysis of future income potential to both stocks and bonds in order to decide whether any portion of the portfolio should be allocated to bonds.

Delaware Overseas Equity Fund
Delaware Overseas Equity Fund's seeks to maximize total return. Under normal circumstances, we will invest at least 65% of the value of Delaware Overseas Equity Fund's total assets in securities of issuers located in at least three foreign countries. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and market capitalization. The Fund may invest in securities of issuers located in a variety of different foreign countries including: Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.

Our strategy for Delaware Overseas Equity Fund can best be described as a value strategy. We use the same income-oriented evaluation process to identify attractive undervalued stocks in a variety of countries and regions. To increase the Fund's return potential and also add further diversification opportunities, we may invest up to 40% of the Fund's assets in securities of companies located in emerging markets countries or in government securities of emerging market countries.

In deciding how much of the portfolio to allocate to emerging markets, we consider both the total return potential of those markets and the expected level of risk.

We may invest up to 5% of the Fund's assets in securities of issuers that have been in continuous operation for less than three years.

Delaware Emerging Markets Fund
Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is

o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation,
o   any country that is classified by the United Nations as developing, or
o any country that is included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging;
o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;
o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Overseas Equity Fund. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware New Pacific Fund
Delaware New Pacific Fund seeks to maximize long-term capital appreciation. It invests primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying sizes, measured by assets, sales and market capitalization. When we evaluate individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also look at whether the stock appears overvalued or undervalued compared to other stocks in the market or its industry.

While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments in only one or a few countries or regions. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Delaware Global Bond Fund
Delaware Global Bond Fund seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:
o   foreign and U.S. government securities;
o   debt obligations of foreign and U.S. companies;
o   debt securities of supranational entities;
o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers;
o   zero-coupon bonds.

At the time this Prospectus was prepared we anticipated that for increased safety, a large percentage of Delaware Global Bond Fund's assets would be invested in securities of supranational entities and in U.S. and foreign government securities.

While the Fund may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan, and Thailand. This is a representative list; we may also invest in other countries. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. If we anticipate a declining interest rate environment; however, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. The Funds can hold securities denominated in any currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

------------------- ------------------------------------------------------------------------------------------------------------
Securities          How we use them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
Common stocks:      Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas        Delaware Global
Securities that     Equity Fund, Delaware Emerging Markets Fund and Delaware New Pacific Fund will invest     Bond Fund
represent shares    their assets in common stocks, some of which will be dividend-paying stocks.              typically does
of ownership in a                                                                                             not invest in
corporation.                                                                                                  common stocks.
Stockholders
participate in
the corporation's
profits and
losses,
proportionate to
the number of
shares they own.
------------------- ----------------------------------------------------------------------------------------- ------------------

------------------- ------------------------------------------------------------------------------------------------------------
Securities          How we use them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
------------------- ----------------------------------- ----------------- ------------------ ---------------- ------------------
Corporate bonds:                      Delaware Global   Delaware          Delaware           Delaware New     Delaware Global
Debt obligations                      Equity Fund may   Overseas Equity   Emerging Markets   Pacific Fund     Bond Fund may
issued by U.S. or                     seek to achieve   Fund may invest   Fund may invest    generally does   invest in
foreign                               growth by         up to 40% of      in corporate       not invest in    corporate
corporations.                         investing up to   its assets in     obligations        corporate        bonds,
                                      35% of its        developing        issued by          bonds.           generally those
                                      assets in         country           emerging country                    rated A or
                                      debt securities,  corporate and     companies.                          better by S&P or
                                      including         government        These bonds may                     Moody's  or if
                                      corporate bonds.  bonds although    be high risk,                       unrated,
                                      Generally,        it generally      fixed-income                        determined to be
                                      Delaware Global   does not intend   securities.                         of comparable
                                      Equity Fund will  to do so. See                                         quality. The
                                      invest in debt    "Foreign          Although not a                      Fund may also
                                      securities when   government        principal                           invest in high
                                      we believe they   securities"       strategy of the                     yield, high risk
                                      offer better      below.            Fund, for                           emerging markets
                                      long-term                           temporary                           corporate bonds.
                                      potential                           defensive
                                      returns with                        purposes, the
                                      less risk than                      Fund may invest
                                      equity                              all or a
                                      investments.                        substantial
                                                                          portion of its
                    Although not a principal strategy                     assets in
                    of the Funds, for temporary                           corporate
                    defensive purposes, Delaware                          obligations
                    International Equity Fund and                         rated AA or
                    Delaware Global Equity Fund may                       better by S&P
                    invest all or a substantial                           and Aa or better
                    portion of their respective                           by Moody's, or
                    assets in corporate obligations.                      if unrated,
                                                                          determined to be
                    All corporate debt will be rated                      of comparable
                    AA or better by S&P and Aa or                         quality.
                    better by Moody's, or if unrated,
                    determined to be of comparable
                    quality.
------------------- ----------------------------------- ----------------- ------------------ ---------------- ------------------

------------------- ------------------------------------------------------------------------------------------------------------
Securities          How we use them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
------------------- ----------------------------------- ----------------- ------------------ ---------------- ------------------
Foreign                               Delaware Global   Delaware          We may invest a    Delaware New     Delaware Global
government                            Equity Fund may   Overseas Equity   portion of         Pacific Fund     Bond Fund will
securities: Debt                      seek to achieve   Fund may invest   Delaware           generally does   generally invest
obligations                           growth by         up to 40% of      Emerging Markets   not invest in    in securities
issued by a                           investing up to   its assets in     Fund's assets in   foreign          issued by
government other                      35% of its        developing        foreign            government       foreign
than the United                       assets in         country           governmental       securities.      governments,
States or by an                       foreign           corporate and     securities                          their agencies,
agency,                               governmental      government        issued by                           instrumentalities
instrumentality                       debt securities.  bonds combined    emerging or                         or political
or political                          Generally,        although it       developing                          subdivisions
subdivision of                        Delaware Global   generally does    countries, which                    that are rated
such governments.                     Equity Fund will  not intend to     may be lower                        AAA or AA by S&P
                                      invest in debt    do so.            rated, including                    or Aaa or Aa by
                                      securities when                     securities rated                    Moody's or, if
                                      we believe they                     below investment                    unrated,
                                      offer better                        grade.                              considered to be
                                      long-term                                                               of comparable
                                      potential                           Although not a                      quality.  We may
                                      returns with                        principal                           invest a portion
                                      less risk than                      strategy of the                     of the Fund's
                                      equity                              Fund, for                           assets in
                                      investments.                        temporary                           foreign
                                                                          defensive                           governmental
                    Although not a principal                              purposes, the                       securities
                    strategy of the Funds, for                            Fund may invest                     issued by
                    temporary defensive purposes,                         in high quality                     emerging
                    Delaware International Equity                         debt obligations                    countries, which
                    Fund and Delaware Global Equity                       of foreign                          may be lower
                    Fund may invest all or a                              governments,                        rated, including
                    substantial portion of their                          their agencies,                     securities rated
                    respective assets in high quality                     instrumentalities                   below investment
                    debt obligations of foreign                           and political                       grade.
                    governments, their agencies,                          sub-divisions.
                    instrumentalities and political
                    sub-divisions.
------------------- ----------------------------------- ----------------- ------------------ ---------------- ------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ---------------- ----------------- ----------------- ----------------- ------------------
                     Delaware          Delaware         Delaware          Delaware          Delaware New      Delaware Global
                     International     Global Equity    Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund       Fund             Fund              Markets Fund
-------------------- ----------------- ---------------- ----------------- ----------------- ----------------- ------------------
-------------------- ---------------------------------------------------------------------- ----------------- ------------------
U.S. government      Although not a principal strategy of the Funds, for temporary          Delaware New      Delaware Global
securities:          defensive purposes Delaware International Equity Fund, Delaware        Pacific Fund      Bond Fund may
Securities issued    Global Equity Fund, Delaware Overseas Equity Fund and Delaware         generally does    invest a
or guaranteed by     Emerging Markets Fund may invest in U.S. government securities.        not invest in     significant
the U.S.                                                                                    U.S. government   portion of its
government or                                                                               securities        assets in U.S.
issued by an                                                                                                  government
agency or                                                                                                     securities.  It
instrumentality of                                                                                            will invest only
the U.S.                                                                                                      in U.S.
government.                                                                                                   government
                                                                                                              obligations,
                                                                                                              including bills,
                                                                                                              notes and bonds
                                                                                                              that are issued
                                                                                                              or guaranteed as
                                                                                                              to the payment
                                                                                                              of principal and
                                                                                                              interest by the
                                                                                                              U.S. government
                                                                                                              and securities
                                                                                                              of U.S.
                                                                                                              government
                                                                                                              agencies or
                                                                                                              instrumentalities
                                                                                                              that are backed
                                                                                                              by the full
                                                                                                              faith and credit
                                                                                                              of the United
                                                                                                              States.

-------------------- ---------------------------------------------------------------------- ----------------- ------------------
-------------------- ---------------------------------- ----------------- ----------------- ----------------- ------------------
Investment company   Each Fund may hold investment      Delaware          Delaware          Delaware New      Delaware Global
securities: In       company securities if we believe   Overseas Equity   Emerging          Pacific Fund      Bond Fund may
some countries,      the country offers good            Fund may not      Markets Fund      may not invest    hold closed-end
investments by       investment opportunities.  Both    hold investment   may hold          in investment     investment
U.S. mutual funds    Funds would generally hold         company           open-end and      company           company
are generally made   closed-end investment companies,   securities.       closed-end        securities.       securities.
by purchasing        but Delaware Global Equity Fund                      investment
shares of            may also hold open-end                               company
investment           investment companies. These                          securities.
companies that in    investments involve an indirect                      Please see
turn invest in the   payment of a portion of the                          Delaware
securities of such   expenses of the other investment                     International
countries.           companies, including their                           Equity Fund and
                     advisory fees.                                       Delaware Global
                                                                          Equity
                                                                          Fund
                                                                          for  a
                                                                          complete
                                                                          explanation.
-------------------- ---------------------------------- ----------------- ----------------- ----------------- ------------------

                                       34

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
                     Delaware         Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                     International    Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund                        Fund              Markets Fund
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
-------------------- -----------------------------------------------------------------------------------------------------------
Foreign currency     Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings
transactions: A      of foreign currencies into U.S. dollars on a daily basis.  Each Fund will, however, from time to time,
forward foreign      purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions.
currency exchange    Each Fund may conduct its foreign currency transactions on a cash basis at the rate prevailing in the
contract involves    foreign currency exchange market or through a forward foreign currency exchange contract or forward
an obligation to     contract.
purchase or sell a
specific currency    A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the
on a fixed future    Fund's current security or currency holdings.  It may also use forward contracts if it has agreed to sell
date at a price      a security and wants to "lock-in" the price of that security, in terms of U.S. dollars.  Investors should
that is set at the   be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative
time of the          purposes.
contract. The
future date may be
any number of days
from the date of
the contract as
agreed by the
parties involved.

-------------------- -----------------------------------------------------------------------------------------------------------


-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
                     Delaware         Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                     International    Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund                        Fund              Markets Fund
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- -----------------------------------------------------------------------------------------------------------
American             Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally         This is not a
Depositary           focusing on those whose underlying securities are issued by foreign entities.            principal
Receipts                                                                                                      strategy for
(ADRs), European     To determine whether to purchase a security in a foreign market or through depositary    Delaware Global
Depositary           receipts, we evaluate the price levels, the transaction costs, taxes and administrative  Bond Fund.
Receipts (EDRs),     costs involved with each security to identify the most efficient choice.
and Global
Depositary Receipts
(GDRs): ADRs are
receipts issued by a
U.S. depositary
(usually a U.S.
bank) and EDRs and
GDRs are receipts
issued by a
depositary outside
of the U.S. (usually
a non-U.S. bank or
trust company or a
foreign branch of a
U.S. bank).
Depositary receipts
represent an
ownership interest
in an underlying
security that is
held by the
depositary.
Generally, the
holder of the
depositary receipt
is entitled to all
payments of
interest, dividends
or capital gains
that are made on the
underlying security.
-------------------- -----------------------------------------------------------------------------------------------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
                     Delaware         Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                     International    Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund                        Fund              Markets Fund
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
-------------------- ---------------------------------------------------------------------------------------- ------------------
Supranational        The Funds do not invest in these entities.                                               We anticipate
entities: Debt                                                                                                investing a
securities of                                                                                                 large percentage
supranational                                                                                                 of Delaware
entities may be                                                                                               Global Bond
denominated in any                                                                                            Fund's assets in
currency. These                                                                                               debt securities
securities are                                                                                                of supranational
typically of                                                                                                  entities.
high-grade
quality. A
supranational
entity is an
entity established
or financially
supported by the
national
governments of one
or more countries
to promote
reconstruction or
development. The
International Bank
for Reconstruction
and Development
(more commonly
known as the World
Bank) would be one
example of a
supranational
entity.
-------------------- ---------------------------------------------------------------------------------------- ------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
                     Delaware          Delaware         Delaware          Delaware           Delaware New     Delaware Global
                     International     Global Equity    Overseas Equity   Emerging Markets   Pacific Fund     Bond Fund
                     Equity Fund       Fund             Fund              Fund
-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
-------------------- ----------------- ---------------------------------- ------------------ ---------------- ------------------
Zero coupon          Delaware          Delaware Global Equity Fund and    Delaware           Delaware New     Delaware Global
bonds:  Zero         International     Delaware Overseas Equity Fund do   Emerging Markets   Pacific Fund     Bond Fund may
coupon bonds are     Equity Fund       not invest in these securities.    Fund may invest    does not         invest in zero
debt obligations     typically does                                       in zero coupon     invest in        coupon bonds.
that do not          not invest in                                        bonds.             these
entitle the holder   these                                                                   securities.
to any periodic      securities.
payments of
interest before
maturity or a
specified date
when the
securities begin
paying current
interest. Therefore,
they are issued and
traded at a discount
from their face
amounts or par
value. The market
prices of zero
coupon bonds are
generally more
volatile than the
market prices of
securities that pay
interest
periodically and are
likely to respond to
changes in interest
rates to a greater
degree than do
non-zero coupon
securities having
similar maturities
and credit quality.
-------------------- ----------------- ---------------------------------- ------------------ ---------------- ------------------

-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
                     Delaware          Delaware         Delaware          Delaware           Delaware New     Delaware Global
                     International     Global Equity    Overseas Equity   Emerging Markets   Pacific Fund     Bond Fund
                     Equity Fund       Fund             Fund              Fund
-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
-------------------- ---------------------------------------------------- ------------------ ---------------- ------------------
Brady Bonds:         Delaware International Equity Fund, Delaware         Delaware           Delaware New     Global Bond Fund
These are debt       Global Equity Fund and Delaware Overseas Equity      Emerging Markets   Pacific Fund     may invest in
securities issued    Fund do not invest in these securities.              Fund may invest    does not         Brady Bonds.
under the                                                                 in Brady Bonds.    invest in        Please see
framework of the                                                          We believe that    Brady Bonds.     Delaware
Brady Plan, an                                                            the economic                        Emerging Markets
initiative for                                                            reforms                             Fund to the left
debtor nations to                                                         undertaken by                       for a complete
restructure their                                                         countries in                        explanation.
outstanding                                                               connection with
external                                                                  the issuance of
indebtedness                                                              Brady Bonds can
(generally,                                                               make the debt of
commercial bank                                                           countries that
debt). Brady Bonds                                                        have issued or
tend to be of                                                             have announced
lower quality and                                                         plans to issue
more speculative                                                          these bonds a
than securities of                                                        viable
developed country                                                         opportunity for
issuers.                                                                  investment.
-------------------- ---------------------------------------------------- ------------------ ---------------- ------------------
-------------------- ---------------------------------------------------- ------------------ ---------------- ------------------
High-yield, high     Delaware International Equity Fund, Delaware         Delaware           Delaware New     Global Bond Fund
risk  fixed-income   Global Equity Fund and Delaware Overseas Equity      Emerging Markets   Pacific Fund     may invest a
securities:          Fund do not invest in these securities.              Fund may invest    does not         portion of its
Securities that                                                           up to 35% of its   invest in        assets in these
are rated lower                                                           net assets, in     high-yield,      securities.
than BBB by S&P or                                                        high-yield, high   high risk
Baa by Moody's, or                                                        risk foreign       fixed-income
if unrated, of                                                            fixed-income       securities.
equal quality.                                                            securities.
These securities
may be issued by
companies or
governments of
emerging or
developing
countries, which
may be less
creditworthy. The
risk that these
companies or
governments may
not be able to
make interest or
principal payments
is substantial.
-------------------- ---------------------------------------------------- ------------------ ---------------- ------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
                     Delaware         Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                     International    Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund                        Fund              Markets Fund
-------------------- ---------------- ----------------- ----------------- ----------------- ----------------- ------------------
-------------------- -----------------------------------------------------------------------------------------------------------
Restricted           We may invest in privately placed securities that are eligible for resale only among certain
securities are       institutional buyers without registration, including Rule 144A Securities.
privately placed
securities
whose resale is
restricted under
securities law.
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------------------------------------------- ------------------ ----------------------------------
Illiquid             Delaware International Equity, Delaware Global       Delaware           Delaware New Pacific Fund and
securities are       Equity Fund and Delaware Overseas Equity Fund may    Emerging Markets   Delaware Global Bond Fund may
those that cannot    invest up to 10% of net assets in illiquid           Fund may invest    invest up to 10% of net asses in
be sold or           securities.                                          up to 15% of net   illiquid securities.
disposed of in the                                                        assets in
ordinary course of                                                        illiquid
business, within                                                          securities.
seven days, at
approximately the
price at which a
fund has valued
them.
-------------------- ---------------------------------------------------- ------------------ ----------------------------------
-------------------- ----------------------------------------------------------------------------------------------------------
Repurchase           Typically, we use repurchase agreements as a short-term investment for a Fund's cash position. In order
agreements: An       to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the
agreement between    repurchase price. The Funds will only enter into repurchase agreements in which the collateral is comprised
a buyer, such as a   of U.S. government securities.
fund, and a seller
of securities in
which the seller
agrees to buy the
securities back
within a specified
time at the same
price the buyer paid
for them, plus an
amount equal to an
agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent
to cash.

-------------------- ----------------------------------------------------------------------------------------------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Securities           How we use them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
                     Delaware          Delaware         Delaware          Delaware           Delaware New     Delaware Global
                     International     Global Equity    Overseas Equity   Emerging Markets   Pacific Fund     Bond Fund
                     Equity Fund       Fund             Fund              Fund
-------------------- ----------------- ---------------- ----------------- ------------------ ---------------- ------------------
-------------------- ----------------- ---------------- ----------------- ----------------- ----------------- -----------------
Other Securities     Delaware          Delaware         Delaware          Delaware          Delaware New      Delaware Global
Each Fund is         International     Global Equity    Overseas Equity   Emerging          Pacific Fund      Bond Fund may
permitted to         Equity Fund may   Fund may         may invest in     Markets Fund      may invest in     also invest in
invest in other      invest in         invest in        all types of      may invest in     all types of      futures and
securities that      preferred         preferred        securities with   preferred         securities with   options. The
are listed here.     stocks,           stocks,          equity            stocks,           equity            Fund may also
More information     convertible       convertible      characteristics,  convertible       characteristics,  invest in
about these          securities,       securities,      including trust   securities,       including trust   interest rate
securities can be    warrants,         warrants,        or limited        warrants,         or limited        swaps.
found in the         futures and       futures and      partnership       futures and       partnership
Statement of         options.          options.         interests,        options.          interests,
Additional                                              preferred                           preferred
Information.                                            stock, rights,                      stock, rights
                                                        warrants and                        and warrants
                                                        convertible                         and convertible
                                                        securities. The                     securities. The
                                                        Fund may also                       Fund may also
                                                        hold futures                        hold futures
                                                        and options.                        and options.
                                                        The Fund may                        The Fund may
                                                        also invest in                      also invest in
                                                        swaps.                              swaps.
-------------------- ----------------- ---------------- ----------------- ----------------- ----------------- -----------------

Portfolio turnover
Each Fund (other than Delaware New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in a Fund could result in additional brokerage commissions to be paid by the Fund and higher tax liability for the Fund.

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending
Each Fund may loan up to one-quarter (one-third, in the case of Delaware New Pacific Fund and Delaware Overseas Equity Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.

Purchasing securities on a when-issued or delayed delivery basis Delaware New Pacific Fund and Delaware Overseas Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
For temporary defensive purposes, Delaware International Equity, Delaware Global Equity and Delaware Emerging Markets Funds may each invest all or a substantial portion of their assets in high quality debt instruments of foreign governments, the U.S. government, or foreign or U.S. companies. Also, for temporary defensive purposes, Delaware Overseas Equity Fund may invest a substantial portion of its assets in cash or cash equivalent investments or in U.S. securities, and Delaware New Pacific Fund may invest up to 100% of its assets in money market instruments, cash or cash equivalents. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------- ------------------------------------------------------------------------------------------------------------
Risks               How we strive to manage them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
------------------- ------------------------------------------------------------------------------------------------------------
Market risk is      We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended
the risk that all   time frame regardless of interim market fluctuations. In deciding what portion of a Fund's portfolio
or a majority of    should be invested in any individual country, we evaluate a variety of factors, including opportunities
the securities in   and risks relative to other countries.
a certain
market--like the    ------------------------------------------------------------------------------------------------------------
stock or bond       In addition, for temporary          For temporary     Same as for        For temporary    As part of the
market-- or in a    defensive purposes, the Funds may   defensive         Delaware           defensive        Fund's principal
certain country     invest all or a substantial         purposes          International      purposes New     investment
or region will      portion of its assets in high       Delaware          Equity Fund and    Pacific Fund     strategy, the
decline in value    quality debt instruments of         Overseas Equity   Delaware Global    may invest up    Fund may invest
because of factors  foreign governments, the U.S.       Fund may invest   Equity Fund as     to 100% of its   in securities
such as economic    government, (including their        a substantial     explained to the   assets in        that generally
conditions, future  agencies and instrumentalities)     portion of its    left.              money market     have relatively
expectations or     or foreign or U.S. companies.       assets in cash                       instruments,     less market risk.
investor                                                or cash                              cash or cash
confidence.                                             equivalent                           equivalents.
                                                        investments or
                                                        in U.S.
                                                        securities.
------------------- ------------------------------------------------------------------------------------------------------------
Industry and        We typically hold a number of different securities in a variety of sectors in order to minimize the impact
security risk is    that a poorly performing security would have on a Fund.  This risk is more significant for Delaware Global
the risk that the   Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, which are non-diversified funds.
value of
securities in a
particular
industry or the
value of an
individual stock
or bond will
decline because
of changing
expectations for
the performance
of that industry
or for the
individual
company issuing
the stock or bond.

------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------------------------------------------------------------------------------- ------------------

------------------- ----------------------------------------------------------------------------------------- ------------------

------------------- ------------------------------------------------------------------------------------------------------------
Risks               How we strive to manage them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
------------------- ----------------------------------------------------------------------------------------- ------------------
Interest rate       Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas        Interest rate
risk is the risk    Equity Fund, Delaware New Pacific Fund and Delaware Emerging Markets Fund are generally   risk is a
that securities,    less affected by interest rate risk because they typically hold a smaller amount of       significant risk
particularly        fixed-income securities than the Delaware Global Bond Fund.                               for Delaware
bonds with longer                                                                                             Global Bond
maturities, will                                                                                              Fund.  In an
decrease in value                                                                                             attempt to
if interest rates                                                                                             manage  interest
rise.                                                                                                         rate risk, we
                                                                                                              adjust the Fund's
                                                                                                              average weighted
                                                                                                              maturity based
                                                                                                              on our view of
                                                                                                              interest rates. The
                                                                                                              Fund's average
                                                                                                              weighted maturity
                                                                                                              will generally be in
                                                                                                              the five-to-ten year
                                                                                                              range. When we
                                                                                                              anticipate that
                                                                                                              interest rates will
                                                                                                              decline, we may
                                                                                                              extend the average
                                                                                                              maturity beyond ten
                                                                                                              years and when we
                                                                                                              anticipate that
                                                                                                              interest rates will
                                                                                                              rise, we may shorten
                                                                                                              the average maturity
                                                                                                              to less than five
                                                                                                              years.

------------------- ----------------------------------------------------------------------------------------- ------------------

------------------- ------------------------------------------------------------------------------------------------------------
Risks               How we strive to manage them
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                    Delaware          Delaware Global   Delaware          Delaware          Delaware New      Delaware Global
                    International     Equity Fund       Overseas Equity   Emerging          Pacific Fund      Bond Fund
                    Equity Fund                         Fund              Markets Fund
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
------------------- ------------------------------------------------------------------------------------------------------------
Currency risk is    Each Fund may try to hedge its currency risk by purchasing foreign currency exchange contracts.  If a Fund
the risk that the   agrees to purchase or sell foreign securities at a pre-set price on a future date, the Fund attempts to
value of a Fund's   protect the value of a security they own from future changes in currency rates.  If a Fund has agreed to
investments may     purchase or sell a security, it may also use foreign currency exchange contracts to  "lock-in" the
be negatively       security's price in terms of U.S. dollars or another applicable currency.  Each Fund may use forward
affected by         currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns.
changes in          However, there is no assurance that such a strategy will be successful.
foreign currency
exchange rates.
Adverse changes
in exchange rates
may reduce or
eliminate any
gains produced by
investments that
are denominated
in foreign
currencies and
may increase any
losses.
------------------- ------------------------------------------------------------------------------------------------------------
------------------- ----------------------------------- ----------------------------------------------------- ------------------
Small company       These funds typically focus their   These Funds may invest in small companies and would   Delaware Global
risk is the risk    investment in larger companies.     be subject to this risk.  We typically hold a         Bond Fund does
that prices of                                          number of different stocks in order to reduce the     not invest in
smaller companies                                       impact that one small company stock would have on     small companies.
may be more                                             the Funds. This risk is more significant for
volatile than                                           Delaware Emerging Markets Fund, which is a
larger companies                                        non-diversified fund.
because of
limited financial
resources or
dependence on
narrow product
lines.

------------------- ----------------------------------- ----------------------------------------------------- ------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Risks                How we strive to manage them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ------------------ --------------- ----------------- ----------------- ----------------- ------------------
                     Delaware           Delaware        Delaware          Delaware          Delaware New      Delaware Global
                     International      Global Equity   Overseas Equity   Emerging          Pacific Fund      Bond Fund
                     Equity Fund        Fund            Fund              Markets Fund
-------------------- ------------------ --------------- ----------------- ----------------- ----------------- ------------------
-------------------- -----------------------------------------------------------------------------------------------------------
Political risk is    We evaluate the political situations in the countries where we invest and take into account any potential
the risk that        risks before we select securities for the portfolio.  However, there is no way to eliminate political
countries or the     risk when investing internationally.
entire region
where we invest
may experience
political
instability. This
may cause greater
fluctuation in the
value and
liquidity of our
investments due to
changes in
currency exchange
rates,
governmental
seizures or
nationalization of
assets.
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ---------------------------------- ------------------------------------------------------------------------
Emerging market      Delaware International Equity      Delaware Overseas Equity Fund, Delaware Emerging Markets Fund,
risk is the          Fund and Delaware Global Equity    Delaware New Pacific Fund and Delaware Global Bond Fund are subject to
possibility that     Fund, to the limited extent that   this risk.  Striving to manage this risk, the portfolio managers
the risks            they invest in emerging markets,   carefully screen securities within emerging markets and attempt to
associated with      are subject to the risk.           consider material risks associated with an individual company or bond
international                                           issuer.  We cannot eliminate emerging market risk and consequently
investing will be                                       encourage shareholders to invest in these Funds only if they have a
greater in                                              long-term time horizon, over which the potential of individual
emerging markets                                        securities is more likely to be realized.
than in more
developed foreign
markets because,
among other
things, emerging
markets may have
less stable
political and
economic
environments.

-------------------- ---------------------------------- ------------------------------------------------------------------------

-------------------- ----------------------------------------------------------------------------------------------------------
Risks                How we strive to manage them
-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
                     Delaware          Delaware     Delaware          Delaware        Delaware New         Delaware Global
                     International     Global       Overseas Equity   Emerging        Pacific Fund         Bond Fund
                     Equity Fund       Equity Fund  Fund              Markets Fund
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
-------------------- ----------------------------------------------------------------------------------------------------------
Inefficient market   The Funds will attempt to reduce these risks by investing in a number of different countries, and noting
risk is the risk     trends in the economy, industries and financial markets.
that foreign
markets may be
less liquid, have    Delaware Global Bond Fund will also perform credit analysis in an attempt to reduce these risks.
greater price
volatility, less
regulation and
higher transaction
costs than U.S.
markets.
-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------------------------------------------------------------------------------------------------
Information risk     We conduct fundamental research on the companies we invest in rather than relying solely on information
is the risk that     available through financial reporting.  We believe this will help us to better uncover any potential
foreign companies    weaknesses in individual companies.
may be subject to
different
accounting,
auditing and
financial
reporting
standards than
U.S. companies.
There may be less
information
available about
foreign issuers
than domestic
issuers.
Furthermore,
regulatory
oversight of
foreign issuers
may be less
stringent or less
consistently
applied than in
the United States.
-------------------- ----------------------------------------------------------------------------------------------------------

------------------- -----------------------------------------------------------------------------------------------------------
Risks               How we strive to manage them
------------------- -----------------------------------------------------------------------------------------------------------
------------------- ---------------- ------------------ ---------------- --------------- ----------------- --------------------
                    Delaware         Delaware Global    Delaware         Delaware        Delaware New      Delaware Global
                    International    Equity Fund        Overseas         Emerging        Pacific Fund      Bond Fund
                    Equity Fund                         Equity Fund      Markets Fund
------------------- ---------------- ------------------ ---------------- --------------- ----------------- --------------------
------------------- ---------------- ------------------ ---------------- --------------- ----------------- --------------------
Non-diversified     Delaware         Delaware Global    Delaware         Delaware        Delaware New      Delaware Global
fund risk.          International    Equity Fund is a   Overseas         Emerging        Pacific Fund is   Bond Fund is a
Non-diversified     Equity Fund is   non-diversified    Equity Fund is   Market Fund     a diversified     non-diversified
funds are subject   a diversified    fund as defined    a diversified    is a            fund, and is not  fund, the same as
to greater risks    fund, and is     by the             fund, and is     non-            subject to this   Delaware Global
because adverse     not subject to   Investment         not subject      diversified     risk.             Equity Fund.
effects on their    this risk.       Company Act of     to this risk.    fund, the                         Please see the
individual                           1940 Act. That                      same as                           full explanation
investments may                      means the Fund                      Delaware                          under Delaware
affect a larger                      does not have to                    Global                            Global Equity Fund
portion of their                     limit the                           Equity Fund.                      to the left.
overall assets.                      percentage of
                                     assets invested to
                                     the left in an
                                     individual under
                                     security. Delaware
                                     However Global
                                     Global Equity Equity
                                     Fund, (as Fund. well
                                     as Delaware Emerging
                                     Markets Fund and
                                     Global Bond Fund)
                                     does intend to
                                     satisfy the Internal
                                     Revenue Code's
                                     diversification
                                     requirement, which
                                     says that for 50% of
                                     the Fund's assets,
                                     no more than 5% of
                                     net assets can be
                                     invested in any
                                     single security.
                                     This means 50% of
                                     the Fund's net
                                     assets must be
                                     spread among various
                                     securities, with no
                                     more than 5% of net
                                     assets invested in
                                     any single security.
                                     The other 50% can be
                                     more concentrated
                                     with up to 25%
                                     invested in an
                                     individual security.

------------------- ---------------- ------------------ ---------------- --------------- ----------------- --------------------

-------------------- -----------------------------------------------------------------------------------------------------------
Risks                How we strive to manage them
-------------------- -----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ------------ ----------------- ---------------- ------------------- ---------------------
                     Delaware          Delaware     Delaware          Delaware         Delaware New        Delaware Global
                     International     Global       Overseas Equity   Emerging         Pacific Fund        Bond Fund
                     Equity Fund       Equity Fund  Fund              Markets Fund
-------------------- ----------------- ------------ ----------------- ---------------- ------------------- ---------------------
-------------------- ------------------------------------------------ ---------------- ------------------- ---------------------
Foreign government   This is not a significant risk for these         The Fund is      This is not a       The Fund is subject
and supranational    Funds.                                           subject to       significant risk    to this risk and
securities risks                                                      this risk and    for this Fund.      will attempt to
relate to the                                                         will attempt                         limit this risk by
ability of a                                                          to limit this                        performing credit
foreign government                                                    risk by                              analysis on the
or government                                                         performing                           issuer of each
related issuer to                                                     credit                               security purchased.
make timely                                                           analysis on                          The Fund attempts
payments on its                                                       the issuer of                        to reduce the risks
external debt                                                         each security                        associated with
obligations.                                                          purchased.                           investing in
                                                                                                           foreign governments
                                                                      The Fund                             by focusing on
                                                                      attempts to                          bonds rated within
                                                                      reduce this                          the two highest
                                                                      risk by                              rating categories.
                                                                      limiting the
                                                                      portion of net
                                                                      assets that
                                                                      may be
                                                                      invested in
                                                                      these
                                                                      securities.

                                                                      The Fund
                                                                      also
                                                                      compares
                                                                      the
                                                                      risk-reward
                                                                      potential
                                                                      of foreign
                                                                      government
                                                                      securities
                                                                      being
                                                                      considered
                                                                      to that
                                                                      offered by
                                                                      equity
                                                                      securities
                                                                      to
                                                                      determine
                                                                      whether to
                                                                      allocate
                                                                      assets to
                                                                      equity or
                                                                      fixed
                                                                      income
                                                                      investments.
-------------------- ------------------------------------------------ ---------------- ------------------- ---------------------

-------------------- ----------------------------------------------------------------------------------------------------------
Risks                How we strive to manage them
-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
                     Delaware          Delaware     Delaware          Delaware        Delaware New         Delaware Global
                     International     Global       Overseas Equity   Emerging        Pacific Fund         Bond Fund
                     Equity Fund       Equity Fund  Fund              Markets Fund
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
-------------------- ------------------------------------------------ --------------- -------------------- --------------------
Credit risk of       This is not a significant risk for Delaware      Delaware        This is not a        Delaware Global
high-yield, high     International Equity Fund, Delaware Global       Emerging        significant risk     Bond Fund may
risk fixed-income    Equity Fund and Delaware Overseas Equity         Markets Fund    for Delaware New     Pacific invest a
securities:          Fund.                                            may invest up   Pacific Fund.        portion of its
Securities rated                                                      to 35% of its                        assets in these
lower than BBB by                                                     net assets in                        securities. Please
S&P and Baa by                                                        high-yield,                          see complete
Moody's are                                                           high risk                            explanation under
considered to be                                                      foreign                              Delaware Emerging
of poor standing                                                      fixed-income                         Markets Fund to
and predominantly                                                     securities.                          the left.
speculative as to
the issuer's                                                          We intend to
ability to repay                                                      limit our
interest and                                                          investment in
principal.                                                            any single
                                                                      lower rated
 These bonds are                                                      bond, which
often issued by                                                       can help to
less creditworthy                                                     reduce the
companies or by                                                       effect of an
highly leveraged                                                      individual
(indebted) firms,                                                     default on
which are                                                             the Fund.  We
generally less                                                        also intend
able than more                                                        to limit our
financially stable                                                    overall
firms to make                                                         holdings of
scheduled payments                                                    bonds in this
of interest and                                                       category.
principal.  The                                                       Such
risks posed by                                                        limitations
bonds issued under                                                    may not
such circumstances                                                    protect the
are substantial.                                                      Funds from
                                                                      widespread
                                                                      bond
                                                                      defaults
                                                                      brought
                                                                      about by a
                                                                      sustained
                                                                      economic
                                                                      downturn
                                                                      or from
                                                                      price
                                                                      declines
                                                                      that might
                                                                      result
                                                                      from
                                                                      changes in
                                                                      the
                                                                      quality
                                                                      ratings of
                                                                      individual
                                                                      bonds.
-------------------- ------------------------------------------------ --------------- -------------------- --------------------

-------------------- ----------------------------------------------------------------------------------------------------------
Risks                How we strive to manage them
-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
                     Delaware          Delaware     Delaware          Delaware        Delaware New         Delaware Global
                     International     Global       Overseas Equity   Emerging        Pacific Fund         Bond Fund
                     Equity Fund       Equity Fund  Fund              Markets Fund
-------------------- ----------------- ------------ ----------------- --------------- -------------------- --------------------
-------------------- ------------------------------------------------ --------------- -------------------- --------------------
Transaction costs    Each of the Funds is subject to this risk. We strive to monitor transaction costs and to choose an
risk:  Costs of      efficient trading strategy for the Funds.
buying, selling
and holding
foreign
securities,
including
brokerage, tax and
custody costs, may
be higher than
those involved in
domestic
transactions
-------------------- ----------------------------------------------------------------------------------------------------------

Who manages the Funds

Delaware Investment managers and sub-advisers
Delaware International Advisers Ltd. makes investment decisions for Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to Delaware Global Equity Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Equity Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

Delaware Overseas Equity Fund and Delaware New Pacific Fund are managed by Delaware Management Company. Delaware International Advisers is Delaware Overseas Equity Fund's sub-adviser and AIB Govett, Inc. is Delaware New Pacific Fund's sub-adviser. The sub-advisers are responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance.

For the services they provided, the manager and sub-advisers, where applicable, were paid an aggregate fee by each Fund for the last fiscal year as follows:


                           Investment Management Fees

---------------------------- ----------------- ---------------- ---------------- -------------- ---------------- -----------------
                                  Delaware      Delaware Global     Delaware        Delaware      Delaware New    Delaware Global
                               International      Equity Fund    Overseas Equity    Emerging      Pacific Fund      Bond Fund
                                Equity Fund                           Fund        Markets Fund
---------------------------- ----------------- ---------------- ---------------- -------------- ---------------- -----------------
As a percentage of average
daily net assets                                       *                *              *                *               *
---------------------------- ----------------- ---------------- ---------------- -------------- ---------------- -----------------

*Reflects a waiver of fees by the manager.

Portfolio managers
Delaware International Equity Fund
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for Delaware International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International Advisers, has been the senior portfolio manager for the Fund since its inception. A graduate of the University of Warwick who began his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment Program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Delaware Global Equity Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers, has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd. Ms. Desmond is a CFA charterholder.


Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Delaware Overseas Equity Fund
Mr. Gillmore and Robert Akester have had primary responsibility for making day-to-day investment decisions for Delaware Overseas Equity Fund since September 15, 1997. Please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Delaware Emerging Markets Fund
Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Delaware Emerging Markets Fund (please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert Akester and Joshua H. Brooks. Please see Delaware Overseas Equity Fund for a description of Mr. Akester's business experience). Mr. Gillmore has been managing the Fund since inception and Mr. Akester and Mr. Brooks have been Co-Managing the Fund since ______________.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers, holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the emerging markets team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Delaware New Pacific Fund
Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investment for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Delaware Global Bond Fund
Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Delaware Global Bond Fund. In making investment decisions for Delaware Global Bond Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles.

Christopher A. Moth, Senior Portfolio Manager - Investment Strategy of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth became Co-Manager of the Fund in January 1997.

Joanna Bates, Senior Portfolio Manager - Credit and Emerging Markets of Delaware International Advisers, is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Fund in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International, was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Ltd. in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees

Investment Manager                    The Funds                          Custodian
Delaware Management Company                                        The Chase Manhattan Bank
One Commerce Square                                                4 Chase Metrotech Center
Philadelphia, PA 19103                                                Brooklyn, NY 11245


Portfolio managers                  Distributor                          Service agent
(see page __ for details) Delaware  Distributors, L.P..           Delaware Service Company, Inc.
                                    1818 Market Street                  1818 Market Street
                                    Philadelphia, PA 19103            Philadelphia, PA 19103


                                  Shareholders

Board of Trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

o   Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in each Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends, if any, are paid quarterly for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Global Bond Fund and annually for Delaware Overseas Equity Fund for Delaware New Pacific Fund and Delaware Emerging Markets Fund. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

The Funds are required to withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware Overseas Equity Fund and Delaware Delaware New Pacific Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on each Fund and Foundation Funds as a result of these transactions.


Fund Companies

The Funds are separate series of the investment companies shown below.

Delaware Group Global & International Funds

Delaware International Equity Fund
Delaware Global Equity Fund
Delaware Emerging Markets Fund
Delaware Global Bond Fund

Delaware Group Adviser Funds

Delaware Overseas Equity Fund
Delaware New Pacific Fund

Financial information

Financial highlights
The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Information for Delaware Overseas Equity Fund and Delaware New Pacific Fund for the fiscal periods ended on or before October 31, 1996 has been audited by the

------------------------------------------------------ --------------------------------------------------------------
                                                                                Institutional Class
Delaware International Equity Fund                                               Year Ended 11/30
------------------------------------------------------ --------------------------------------------------------------
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
                                                         1999                1998        1997        1996       1995
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Net asset value,                                                           $14.720     $14.710     $12.240    $11.970
beginning of period
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Income from investment operations
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Net investment income(1)                                                    0.318       0.267       0.530      0.323
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Net realized and unrealized gain on investments and
foreign currencies                                                          0.962       0.238       2.405      0.637
                                                                            -----       -----       -----      -----
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Total from investment operations                                            1.280       0.505       2.935      0.960
                                                                            -----       -----       -----      -----
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Less dividends and distributions
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Dividends from net investment income                                      (0.475)     (0.475)     (0.320)    (0.220)
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Distributions from net realized gain on investments                       (0.155)     (0.020)     (0.145)    (0.470)
                                                                          -------     -------     -------    -------
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Total dividends and distributions                                         (0.630)     (0.495)     (0.465)    (0.690)
                                                                          -------     -------     -------    -------
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
           Net asset value, end of period                                 $15.370     $14.720     $14.710    $12.240
                                                                          =======     =======     =======    =======
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Total return                                                                9.10%    3.55%(2)   24.68%(2)      8.46%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Ratios and supplemental data
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Net assets, end of period (000 omitted)                                  $164,823     $71,177     $34,194    $11,660
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Ratio of expenses to average net assets                                     1.40%       1.40%       1.55%      1.77%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Ratio of expenses to average net assets
                  prior to expense limitation                               1.40%       1.41%       1.65%      1.77%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Ratio of net investment income to average net assets                        2.10%       1.76%       4.00%      2.87%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Ratio of net investment income to average net assets
                  prior to expense limitation                               2.10%       1.75%       3.90%      2.87%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------
Portfolio turnover                                                             5%          8%          9%        21%
------------------------------------------------------ ------------- ------------- ----------- ----------- ----------

(1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Total return reflects expense limitations in effect for the Fund.

----------------------------------------------------- ----------------------------------------------------- ------------
                                                                           Institutional Class
                                                                            Year Ended 11/30                     Period
----------------------------------------------------- ----------------------------------------------------- 12/27/94(2)
                                                                                                               through
Delaware Global Equity Fund                           1999                1998(4)         1997        1996     11/30/95
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Net asset value,                                                           $14.100      $13.340    $11.930      $10.000
beginning of period
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Income from investment operations
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Net investment income(1)                                                    0.329        0.478       0.567        0.473
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Net realized and net unrealized gain on investments
and foreign currencies                                                      0.816        0.857       1.533        1.697
                                                                            -----        -----       -----        -----
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Total from investment operations                                            1.145        1.335       2.100        2.170
                                                                            -----        -----       -----        -----
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Less dividends and distributions
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Dividends from net investment income                                      (0.405)      (0.525)     (0.420)      (0.240)
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Distributions from net realized gain on investments                       (1.230)      (0.050)     (0.270)         None
                                                                          -------      -------     -------         ----
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Total dividends and distributions                                         (1.635)      (0.575)     (0.690)      (0.240)
                                                                          -------      -------     -------      -------
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
           Net asset value, end of period                                 $13.610      $14.100     $13.340      $11.930
                                                                          =======      =======     =======      =======
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Total return(3)                                                             9.07%       10.34%      18.38%       21.88%
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Ratios and supplemental data
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Net assets, end of period (000 omitted)                                    $2,627       $2,310      $2,203       $2,191
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Ratio of expenses to average net assets                                     1.25%        0.95%       0.95%        0.95%
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Ratio of expenses to average net assets
                  Prior to expense limitation                               1.69%        1.86%       2.42%        7.25%
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Ratio of net investment income to average net assets                        2.47%        3.54%       4.43%        5.05%
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Ratio of net investment income (loss) to average
net assets                                                                  2.03%        2.63%       2.96%      (1.25%)
                  Prior to expense limitation
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------
Portfolio turnover                                                            90%          74%         34%          57%
----------------------------------------------------- -------------- ------------- ------------ ----------- ------------

(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method.

(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.
(4) On July 21, 1998, the Fund was renamed Delaware Global Equity Fund (formerly the Global Assets Fund) and its investment focus was changed, eliminating the Fund's bond component in favor of stocks.

-------------------------------------------------------------- -------------------------------------------------------------
                                                                                   Institutional Class Shares
                                                                                         Year Ended 10/31
-------------------------------------------------------------- -------------------------------------------------------------
 Delaware Overseas Equity Fund                                  1999              1998(5)     1997(5)     1996(6)     1995
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------

-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
 Net asset value, beginning of period                                              $12.480    $12.320    $11.440    $11.020
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
Income (loss) from investment operations
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Net investment income (loss)                                                   0.123    (0.020)     (0.060)      0.040
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                       (1.513)      0.950       0.963      0.410
                                                                                  -------      -----       -----      -----
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Total from investment operations                                             (1.390)      0.930       0.903      0.450
                                                                                  -------      -----       -----      -----
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
Less dividends and distributions
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Dividends from net investment income                                         (0.520)    (0.440)     (0.023)    (0.030)
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Distributions from net realized gain on investments                          (1.640)    (0.330)        none       none
                                                                                  -------    -------        ----       ----
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Total dividends and distributions                                            (2.160)    (0.770)     (0.023)    (0.030)
                                                                                  -------    -------     -------    -------
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
 Net asset value, end of period                                                    $8.930    $12.480     $12.320    $11.440
                                                                                   ======    =======     =======    =======
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------

-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
Total return(2)                                                                (12.82%)(3)      8.04%    7.91%(3)   4.22%(3)
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------

-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
Ratios and supplemental data
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Net assets, end of period (000 omitted)                                          $59        $60        $284       $161
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Ratio of expenses to average net assets                                        1.53%      1.50%       1.50%      1.50%
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Ratio of expenses to average net assets prior to
     expense limitation                                                             3.45%        N/A       2.28%      2.61%
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Ratio of net investment income (loss) to average net                           1.23%    (0.15%)     (0.19%)      0.40%
     assets
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Ratio of net investment loss to average net assets
     prior to expense limitation                                                   (0.69%)        N/A     (0.97%)    (0.71%)
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------
     Portfolio turnover                                                               87%        18%         21%         9%
-------------------------------------------------------------- -------------- ------------ ---------- ----------- ----------

(1) Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions.
(3) Total return reflects expense limitations in effect during the period.
(4) Annualized.
(5) To calculate the net investment income per share, we have used the "average shares outstanding method." This means that we have divided the total net investment income by the average number of shares outstanding during the period to determine the net investment income per share.
(6) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

---------------------------------------------------- --------------- ------------------------------------------
                                                                                    Institutional Class
                                                                                      Year Ended 11/30
---------------------------------------------------- --------------- - ------------- ------------ -------------
                                                                                                        Period
                                                                                                    6/10/96(2)
                                                                                                       through
Delaware Emerging Markets Fund                       1999                      1998         1997      11/30/96
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Net asset value,
beginning of period                                                          $10.250       $9.990       $10.000
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Income (loss) from investment operations
---------------------------------------------------- -------------- ---------------- ------------ -------------
Net investment income(1)                                                      0.151        0.098         0.047
---------------------------------------------------- -------------- ---------------- ------------ -------------
Net realized and unrealized gain (loss) on
investments and foreign currencies                                           (3.191)        0.262       (0.057)
                                                                            -------        -----       -------
---------------------------------------------------- -------------- ---------------- ------------ -------------
Total from investment operations                                            (3.040)        0.360       (0.010)
                                                                            -------        -----       -------
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Less dividends and distributions
---------------------------------------------------- -------------- ---------------- ------------ -------------
Dividends from net investment income                                        (0.055)      (0.025)          None
---------------------------------------------------- -------------- ---------------- ------------ -------------
Distributions from net realized gain on investments                         (0.605)      (0.075)          None
                                                                            -------      -------          ----
---------------------------------------------------- -------------- ---------------- ------------ -------------
Total dividends and distributions                                           (0.660)      (0.100)          None
                                                                            -------      -------          ----
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Net asset value, end of period                                               $6.550      $10.250        $9.990
                                                                             ======      =======        ======
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Total return(3)                                                            (31.55%)        3.64%       (0.10%)
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Ratios and supplemental data
---------------------------------------------------- -------------- ---------------- ------------ -------------
Net assets, end of period (000 omitted)                                      $1,117       $1,916        $3,717
---------------------------------------------------- -------------- ---------------- ------------ -------------
Ratio of expenses to average net assets                                       1.70%        1.70%         1.70%
---------------------------------------------------- -------------- ---------------- ------------ -------------
Ratio of expenses to average net assets
                  Prior to expense limitation                                 3.61%        2.72%         3.80%
---------------------------------------------------- -------------- ---------------- ------------ -------------
Ratio of net investment income to average net
assets                                                                        1.84%        0.82%         0.47%
---------------------------------------------------- -------------- ---------------- ------------ -------------
Ratio of net investment income (loss) to average
net assets                                                                  (0.07%)      (0.20%)       (1.63%)
                  Prior to expense limitation
---------------------------------------------------- -------------- ---------------- ------------ -------------
Portfolio turnover                                                              47%          65%           36%
---------------------------------------------------- -------------- ---------------- ------------ -------------

---------------------------------------------------- -------------- ---------------- ------------ -------------
Volatility                                                                                              Period
                                                                                                    6/10/96(2)
Volatility, as indicated by year-by-year total                                                         through
return(1)                                                                      1998         1997      11/30/96
---------------------------------------------------- -------------- ---------------- ------------ -------------
Volatility chart is not part of the Financial
highlights and has not been audited by Ernst &
Young LLP.                                                                  (31.55%)        3.64%       (0.10%)
---------------------------------------------------- -------------- ---------------- ------------ -------------

(1) Per share information was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.

------------------------------------------------------------------ ------------ ---------- ---------------------------------
                                                                                                     Institutional Class
                                                                                                        Shares
                                                                                                       Year Ended 10/31
------------------------------------------------------------------ ------------ ---------- ---------------------------------
 Delaware New Pacific Fund                                          1999          1998(4)    1997(4)     1996(5)       1995
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------

------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
 Net asset value, beginning of period                                              $7.440     $9.530     $8.770    $10.480
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
Income (loss) from investment operations
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Net investment income (loss)                                                   0.024      0.020     (0.050)    (0.010)
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Net realized and unrealized gain (loss) on investments and
     foreign currencies                                                            (2.719)    (1.960)     0.820     (1.410)
                                                                                  -------    -------       -----    -------
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Total from investment operations                                              (2.695)    (1.940)     0.770     (1.420)
                                                                                  -------    -------      -----    -------
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
Less dividends and distributions
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Dividends from net investment income                                          (0.055)    (0.150)    (0.010)      none
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Distributions from net realized gain on investments                             none       none       None     (0.290)
                                                                                     ----       ----       ----    -------
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Total dividends and distributions                                             (0.055)    (0.150)    (0.010)    (0.290)
                                                                                  -------    -------     -------    -------
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
 Net asset value, end of period                                                    $4.690     $7.440     $9.530     $8.770
                                                                                   ======     ======     ======     ======
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------

------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
Total return(2)                                                                   (36.39%)   (20.79%)     8.77%    (13.65%)
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------

------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
Ratios and supplemental data
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Net assets, end of period (000 omitted)                                         $219       $250       $119        $62
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Ratio of expenses to average net assets                                        1.60%      1.50%      1.50%      1.50%
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Ratio of expenses to average net assets prior to expense
     limitation                                                                     2.93%      1.56%      2.45%      3.38%
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Ratio of net investment income (loss) to average net assets                    0.45%      0.22%     (0.09%)    (0.16%)
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Ratio of net investment income (loss) to average net assets
     prior to Expense limitation                                                   (0.88%)      0.16%    (1.04%)    (2.04%)
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------
     Portfolio turnover                                                              188%       178%       163%       163%
------------------------------------------------------------------ ------------ ---------- ---------- ----------- ----------

(1) Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions. Total return also reflects expense limitations in effect during the period.
(3) Annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

------------------------------------------------------- --------------------------------------------------- ------------
                                                                                                                 Period
                                                                                                            11/27/94(2)
                                                                            Institutional Class                 through
Delaware Global Bond Fund                                                    Year Ended 11/30                  11/30/95
------------------------------------------------------- --------------------------------------------------- ------------
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
                                                        1999                 1998         1997        1996
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Net asset value, beginning
of period                                                                 $10.810      $11.520     $11.270      $10.000
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Income from investment operations
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Net investment income(1)                                                    0.627        0.658       0.788        0.782
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Net realized and unrealized gain (loss) on                                 (0.017)      (0.515)      0.732        1.088
                                                                           -------      -------      -----        -----
investments and foreign currencies
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Total from investment operations                                            0.610        0.143       1.520        1.870
                                                                            -----        -----       -----        -----
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Less dividends and distributions
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Dividends from net investment income                                       (0.460)      (0.813)     (0.910)      (0.600)
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Distributions from net realized gain on investments                        (0.030)      (0.040)     (0.360)         none
                                                                          -------      -------     -------         ----
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Total dividends and distributions                                          (0.490)      (0.853)     (1.270)      (0.600)
                                                                          -------      -------     -------      -------
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Net asset value, end of period                                            $10.930      $10.810     $11.520      $11.720
                                                                          =======      =======     =======      =======
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Total return(3)                                                             5.88%        1.45%      14.68%       19.21%
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Ratios and supplemental data
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Net assets, end of period (000 omitted)                                   $12,937      $11,278      $6,707         $897
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Ratio of expenses to average net assets                                     0.95%        0.95%       0.95%        0.95%
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Ratio of expenses to average net assets
                  Prior to expense limitation                               1.29%        1.74%       4.70%       12.04%
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Ratio of net investment income to average net assets                        5.88%        6.06%       7.12%        8.00%
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Ratio of net investment income (loss) to average net
assets                                                                      5.54%        5.27%       3.37%       (3.09%)
                  Prior to expense limitation
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------
Portfolio turnover                                                            93%          76%         42%          98%
------------------------------------------------------- ------------ ------------- ------------ ----------- ------------

(1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary  runs along the bottom of the pages ]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the Prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index The Morgan Stanley Capital International EAFE Stock Index is an international index including stocks traded on 16 exchanges in Europe, Australia and the Far East, weighted by capitalization. The index is unmanaged and doesn't include the actual costs of buying, selling, and holding securities.

Morgan Stanley Capital International Emerging Markets Free Index The Morgan Stanley International Emerging Markets Free Index is a U.S. dollar dominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

Morgan Stanley Capital International World Index
The Morgan Stanley Capital International World Index is an international index that includes stocks traded in Europe, Australia, the Far East, plus the U.S., and Canada, and South Africa, weighted by capitalization.

Morgan Stanley Pacific Index
A total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 500 companies (only those securities deemed sufficiently liquid for trading by investors) from the following 6 countries: Australia, Hong Kong, Japan, Malaysia, New Zealand, Singapore.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO) A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.



Salomon Smith Barney World Government Bond Index
The WGBI is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)


For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Delaware Group Global & International Funds, Investment Company Act file number: 811-6324
Delaware Group Adviser Funds, Investment Company Act file number: 811-7972

                                    DELAWARE
                                   INVESTMENTS
                                   ------------
                              Philadelphia * London

---------------------------------------------------------- --------------------- -----------------------
Fund Symbols
---------------------------------------------------------- --------------------- -----------------------
Fund Name                                                          CUSIP number     NASDAQ symbol
---------------------------------------------------------- --------------------- -----------------------

---------------------------------------------------------- --------------------- -----------------------
Delaware International Equity Fund                                 245914403          DEQIX
---------------------------------------------------------- --------------------- -----------------------
Delaware Global Equity Fund                                        245914601          DGAIX
---------------------------------------------------------- --------------------- -----------------------
Delaware Overseas Equity Fund                                      245917851          DEWIX
---------------------------------------------------------- --------------------- -----------------------
Delaware Emerging Markets Fund                                     245914817          DEMIX
---------------------------------------------------------- --------------------- -----------------------
Delaware New Pacific Fund                                          245917810          DENIX
---------------------------------------------------------- --------------------- -----------------------
Delaware Global Bond Fund                                          245914502          DGBIX
---------------------------------------------------------- --------------------- -----------------------


P-002 [--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                       Delaware Global Opportunities Fund
                          (formerly Global Equity Fund)
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund


                           Class A * Class B * Class C



                                   Prospectus

                                January 31, 2000


                         International and Global Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund Profiles                                                       page
Delaware Global Opportunities Fund
Delaware International Small Cap Fund
Delaware New Europe Fund
Delaware Latin America Fund

How we manage the Funds                                             page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                               page
Investment manager and sub-adviser
Portfolio managers

Fund administration (Who's who)                                     page

About your account                                                  page
Investing in the Funds
    Choosing a share class
    How to reduce your sales charge
    How to buy shares
    Retirement plans
    How to redeem shares
    Account minimums
    Special services
    Exchanges
Dividends, Distributions and Taxes

Other investment policies and risk considerations                   page

Financial highlights                                                page

Glossary page

Appendix A - Bond ratings                                           page

Profile: Delaware Global Opportunities Fund*

What are the Fund's goals?
Delaware Global Opportunities Fund's investment goal is to achieve long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Opportunities Fund seeks to achieve its objective by investing in securities that provide the potential for capital appreciation and income. The Fund's primary focus is to invest in domestic and foreign equity securities. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one which may be the United States.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices that can be caused by a drop in the stock market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or less regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o Investors with long-term financial goals.
  o Investors looking for a portfolio that holds equity securities from both U.S. and foreign countries and is permitted to invest a portion of its assets in U.S. and foreign fixed-income securities.
  o Investors seeking a measure of capital growth and income.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors who are unwilling to accept risks of investing in foreign securities.


* The Delaware Global Opportunities Fund was formerly known as Global Equity Fund. The change in the Fund's name became effective on July 21, 1998.

How has the Delaware Global Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares for the past two calendar years, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Year-by-year total return
-------------------------
1998          11.05%
-------------------------
1999
-------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

                              Average annual returns for periods ending 12/31/99

       ------------------------------------------------------------------
       CLASS                           A             Morgan Stanley
                                                       World Index
       ------------------------------------------------------------------
       1 year
       ------------------------------------------------------------------
       Since inception
       (7/22/97)
       ------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Global Opportunities Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-------------------------------------------------------------------------------------------------
CLASS                                                           A            B          C
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                   5.75%         none       none
-------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                           none(1)        5%(2)      1%(3)
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                           none         none       none
-------------------------------------------------------------------------------------------------
Redemption fees                                                none         none       none
-------------------------------------------------------------------------------------------------

                                       4

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------------
CLASS                                                 A            B           C
--------------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)             0.30%      1.00%        1.00%
--------------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(7)          A              B               B               C               C
-----------------------------------------------------------------------------------------------
                                                (if                             (if
                                                redeemed)                       (redeemed)
-----------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------
3 years
-----------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------
10 years
-----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The distributor has agreed to waive the 12b-1 fees for each Class through May 31, 2000.
(5) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.80% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

--------------------------------------------------------------------------------
           Fund operating expenses including voluntary expense caps in place through May 31, 2000

--------------------------------------------------------------------------------
CLASS                                                 A          B         C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                0.00%     0.00%      0.00%
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses
--------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware International Small Cap Fund

What are the Fund's goals?
Delaware International Small Cap Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware International Small Cap Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the manage, are responsive to changes within their markets, and have the fundamental characteristics to support growth. We will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, we will consider the financial strength of the company or its industry. We may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not be fully recognized by the market.

The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. The high yield, high risk foreign fixed-income securities that the Fund may invest in are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o Investors with long-term financial goals.
  o Investors looking for growth potential from a portfolio of foreign securities.

o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o Investors whose primary goal is income.

  o Investors who are unwilling to accept risks of investing in foreign securities.

What are the Delaware International Small Cap Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                        A             B            C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                      5.75%         none          none
purchases as apercentage of offering price
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge                    none(1)         5%(2)         1%(3)
(load) as a percentage of original purchase
price or redemption price, whichever is lower
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                      none         none          none
reinvested dividends
------------------------------------------------------------------------------------------------
Redemption fees                                             none         none          none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------------
CLASS                                              A            B           C
--------------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (4)         0.30%       1.00%        1.00%
--------------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------------
Total operating expenses (5)
--------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS (7)                 A              B               B               C               C
-----------------------------------------------------------------------------------------------
                                         (if                            (if
                                         redeemed)                      redeemed)
-----------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------
3 years
-----------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------
10 years
-----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The distributor has agreed to waive the 12b-1 fees through May 31, 2000.

(5) The investment manager has agreed to waive fees and pay expenses through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

--------------------------------------------------------------------------------------
                                        Fund operating expenses including voluntary
                                        expense caps in place through May 31, 2000

--------------------------------------------------------------------------------------
CLASS                                               A           B           C
--------------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees             0.00%       0.00%        0.00%
--------------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------------
Total operating expenses                          1.25%       1.25%        1.25%
--------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware New Europe Fund

What are the Fund's goals?
The Delaware New Europe Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of European countries. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. Such countries may have well-established economies or securities markets or emerging economies or securities markets or smaller securities markets. Up to 30% of the Fund's assets may be invested in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities.

In selecting investments for the Fund,

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in developing countries, as well as established countries, it will be affected by international investment risks related to currency valuations, political instability or inadequate regulatory standards. The Delaware New Europe Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is closely tied to the economic and political conditions of the region. High yield, high risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o Investors with long-term financial goals.
  o Investors looking for long-term growth potential.
  o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o Investors whose primary goal is income.
  o Investors who are unwilling to accept risks of investing in foreign securities.

How has the Delaware New Europe Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Total Return
-------------------------
1999
-------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

                              Average annual returns for periods ending 12/31/99

       --------------------------------------------------------------------
       CLASS                             A      Morgan Stanley Capital
                                                International Europe Index
       --------------------------------------------------------------------
       1 year
       --------------------------------------------------------------------
       Since inception
       (12/29/98)
       --------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Europe Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware New Europe Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                        A             B            C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a      5.75%         none          none
percentage of offering price
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge                    none(1)        5%(2)         1%(3)
(load) as a percentage of original purchase price or
redemption price, whichever is lower
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none         none          none
dividends
------------------------------------------------------------------------------------------------
Redemption fees                                             none         none          none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
CLASS                                                        A             B            C
------------------------------------------------------------------------------------------------
Management fees
------------------------------------------------------------------------------------------------
Distribution and service (12-1) fees(4)                    0.30%         1.00%        1.00%
------------------------------------------------------------------------------------------------
Other expenses
------------------------------------------------------------------------------------------------
Total operating expenses(6)                                                     (5)        (5)
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------------
CLASS (8)                                             (if                        (if
                                                      (redeemed)                 (redeemed)
-----------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------
3 years
-----------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------
10 years
-----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The distributor has agreed to waive the 12b-1 fees through May 31, 2000.
(5) Other expenses are based on estimated amounts for the current fiscal year.
(6) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

--------------------------------------------------------------------------------------
           Fund operating expenses including voluntary expense caps in place through May 31, 2000

CLASS                                                 A            B           C
--------------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.00%       0.00%        0.00%
--------------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------------
Total operating expenses                            1.25%       1.25%        1.25%
------------------------------------------------- ----------- ------------ -----------

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnotes 4 and 6.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Latin America Fund
What are the Fund's goals?
Delaware Latin America Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of Latin American companies. Under normal market conditions, at least 65% of Delaware Latin America Fund's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America. Many of the countries in which the Fund invests have emerging economies or securities markets or smaller securities markets. Up to 30% of the Fund's assets may be invested in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities.

In selecting investments for the Fund,

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in developing countries, as well as established countries, it will be affected by international investment risks related to currency valuations, political instability or inadequate regulatory standards. The Delaware Latin America Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is tied to the economic and political conditions of this region. High yield, high risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o Investors with long-term financial goals.
  o Investors looking for long-term growth potential.
  o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors whose primary goal is income.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o Investors who are unwilling to accept risks of investing in foreign securities.

How has the Delaware Latin America Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Total Return
-------------------------
1999
-------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

                              Average annual returns for periods ending 12/31/99

       ---------------------------------------------------------------------
       CLASS                                 A       Morgan Stanley Capital
                                                     International Emerging
                                                     Markets Free Index
       ---------------------------------------------------------------------
       1 year
       ---------------------------------------------------------------------
       Since inception
       (12/29/98)
       ---------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are Delaware Latin America Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                        A             B            C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a      5.75%         none          none
percentage of offering price
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge                    none(1)        5%(2)         1%(3)
(load) as a percentage of original purchase price or
redemption price, whichever is lower
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none         none          none
dividends
------------------------------------------------------------------------------------------------
Redemption fees                                             none         none          none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
CLASS                                                        A             B            C
------------------------------------------------------------------------------------------------
Management fees
------------------------------------------------------------------------------------------------
Distribution and service (12-1) fees(4)                   0.30%         1.00%        1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                               (5)           (5)
------------------------------------------------------------------------------------------------
Total operating expenses(6)
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


                  A              B               B               C               C
CLASS(8)
                                                  (if redeemed)                  (if redeemed)
----------------- -------------- --------------- --------------- --------------- --------------
1 year
----------------- -------------- --------------- --------------- --------------- --------------
3 years
----------------- -------------- --------------- --------------- --------------- --------------
5 years
----------------- -------------- --------------- --------------- --------------- --------------
10 years
----------------- -------------- --------------- --------------- --------------- --------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4)  The distributor has agreed to waive the 12b-1 fees through May 31, 2000.
(5)  Other expenses are based on estimated amounts for the current fiscal year.
(6) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

--------------------------------------------------------------------------------
           Fund operating expenses including voluntary expense caps in place through May 31, 2000

--------------------------------------------------------------------------------
CLASS                                                 A            B           C
------------------------------------------------- --------- ---------- ---------
Management fees
------------------------------------------------- --------- ---------- ---------
Distribution and service (12b-1) fees             0.00%     0.00%      0.00%
------------------------------------------------- --------- ---------- ---------
Other expenses
------------------------------------------------- --------- ---------- ---------
Total operating expenses                          1.25%     1.25%      1.25%
------------------------------------------------- --------- ---------- ---------

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnotes 4 and 6.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies



          ----------------------------------------------------------------------
          The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change became effective.
          ----------------------------------------------------------------------


Delaware Global Opportunities Fund

Delaware Global Opportunities Fund's primary objective is long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, at least 65% of its assets will be invested in equity securities. The Fund's investments will be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.


The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that we believe offer the best relative values within the global investment universe. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the U.S. Simultaneous with identifying the most attractive equity markets and currencies, we will attempt to purchase undervalued securities. Individual equity securities around the world will be selected based on an analysis of the company's operations, financial statements and each company's currency valuation.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and European Currency Unit (ECU). The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may invest up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. As a general matter, the Fund only invests in debt securities when we believe, considering the risks, that they offer better long-term potential returns than investments in equity securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but are not limited to Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, the Philippines, South Africa, Taiwan and Thailand. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.


Delaware International Small Cap Fund

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Fund may invest in securities issued in any currency and may hold foreign currency.


In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, the Netherlands, New Zealand, Singapore and Malaysia, Spain, Switzerland, the United Kingdom, as well as Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Korea, Peru, the Philippines, South Africa, Taiwan, Thailand and Turkey. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.


The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as preferred equity redemption cumulative stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.


For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


Delaware New Europe Fund

The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The companies in which the Fund will invest will be of varying size.

The Fund will invest primarily in common stocks and may, to a lesser extent, invest in preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund will also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities. The Fund's investments may be issued in any currency and the Fund will, from time to time, hold cash in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.


The Fund may invest in securities of issuers located in any European country where the investment manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economies and securities markets or in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries.


The Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds), including Brady Bonds, rated lower than BBB by S&P and Baa by Moody's or, if unrated, considered by the investment manager to be of equivalent quality, and which present special investment risks. See High Yield, High Risk Securities.


For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


Delaware Latin America Fund

The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The companies in which the Fund will invest will be of varying size.

The Fund will invest in common stocks and may, to a lesser extent, invest in preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund will also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Funds may also invest in convertible preferred stocks that offer enhanced yield features and certain other non-traditional equity securities. The Fund's investments may be issued in any currency and the Fund will, from time to time, hold cash in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.


The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela. This is a representative list; the Fund may invest in countries not listed here.


In addition, the Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.


For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation potential. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.


---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- -------------------------------------------------------------------------------------------------
                                   Delaware Global           Delaware International   Delaware New Europe    Delaware Latin America
                                   Opportunities Fund        Small Cap Fund           Fund                   Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Common Stocks:  Securities that    Consistent with their respective investment objective, each Fund will invest its assets in common
represent shares of ownership in   stocks, as well as in dividend paying stocks.
a corporation.  Stockholders
participate in the corporation's
profits and losses,
proportionate to the number of
shares they own.
---------------------------------- -------------------------------------------------------------------------------------------------
Foreign Currency Transactions: A   Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their
forward foreign currency           holdings of foreign currencies into U.S. dollars on a daily basis.  Each Fund will, however, from
exchange contract involves an      time to time, purchase or sell foreign currencies and/or engage in forward foreign currency
obligation to purchase or sell a   exchange transactions.  Each Fund may conduct its foreign currency transactions on a cash basis
specific currency at a future      at the rate prevailing in the foreign currency exchange market or through a forward foreign
date, which may be any fixed       currency exchange contract or forward contract.
number of days from the date of
the contract, agreed upon by the   A Fund may use forward contracts for hedging purposes to attempt to protect the value of the
parties, at a price set at the     Fund's current security or currency holdings.  It may also use forward contracts if it has agreed
time of the contract.              to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars or another currency in which the transaction will be completed. Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.

---------------------------------- -------------------------------------------------------------------------------------------------

--------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                        How we use them
--------------------------------- -------------------------------------------------------------------------------------------------
                                  Delaware Global           Delaware International   Delaware New Europe    Delaware Latin America
                                  Opportunities Fund        Small Cap Fund           Fund                   Fund
--------------------------------- -------------------------------------------------------------------------------------------------
American Depositary Receipts      Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on those
(ADRs), European Depositary       whose underlying securities are issued by foreign entities.
Receipts (EDRs), and Global
Depositary Receipts (GDRs):       To determine whether to purchase a security in a foreign market or through depositary receipts, we
ADRs are receipts issued by a     evaluate the price levels, the transaction costs, taxes and administrative costs involved with
U.S. depositary (usually a U.S.   each security to identify the most efficient choice.
bank) and EDRs and GDRs are
receipts issued by a depositary
outside of the U.S. (usually a
non-U.S. bank or trust company
or a foreign branch of a U.S.
bank). Depositary receipts
represent an ownership interest
in an underlying security that
is held by the depositary.
Generally, the underlying
security represented by an ADR
is issued by a foreign issuer
and the underlying security
represented by an EDR or GDR
may be issued by a foreign
or U.S. issuer. Sponsored
depositary receipts are issued
jointly by the issuer of the
underlying security and the
depositary, and unsponsored
depositary receipts are issued
by the depositary without the
participation of the issuer of
the underlying security.
Generally, the holder of the
depositary receipt is entitled
to all payments of interest,
dividends or capital gains that
are made on the underlying
security.

--------------------------------- --------------------------------------------------------------------------------------------------
Corporate Bonds: Debt              The Funds may invest in corporate bonds generally rated AA or better by S&P and Aa by Moody's.
obligations issued by U.S. or
foreign corporations.
---------------------------------- -------------------------------------------------------------------------------------------------

--------------------------------- --------------------------------------------------------------------------------------------------
           Securities                                                        How we use them
--------------------------------- --------------------------------------------------------------------------------------------------
                                  Delaware Global           Delaware International   Delaware New Europe    Delaware Latin America
                                  Opportunities Fund        Small Cap Fund           Fund                   Fund
--------------------------------- --------------------------------------------------------------------------------------------------

--------------------------------- -------------------------- ----------------------- -----------------------------------------------
High-Yield, High Risk             Delaware Global            International Small     Delaware New Europe Fund and Delaware
Fixed-Income Securities:          Opportunities Fund may     Cap may invest up       Latin America Fund may invest up to 30%
Securities that are rated lower   not invest in these        to 15% of its net       of their respective net assets in these
than BBB by S&P or Baa by         securities.                assets in these         securities.
Moody's, or if unrated, of equal                             securities.
quality. These securities may be
issued by companies or
governments of emerging or
developing countries, which may
be less creditworthy. The risk
that these companies or
governments may not be able to
make interest or principal
payments is substantial.
                                                             These Funds will not purchase securities rated lower than C by S&P or
                                                             Ca by Moody's or, if unrated, considered to be of an equivalent quality to such ratings by the Manager.
--------------------------------- --------------------------------------------------------------------------------------------------
Foreign Government Securities:    For temporary defensive purposes, each Fund may invest in high quality debt obligations of foreign
Debt obligations issued by a      governments, their agencies, instrumentalities and political sub-divisions.
government other than the United
States or by an agency,
instrumentality or political
subdivision of such governments.
                                  Delaware Global            A portion of each Fund's assets may be invested in such foreign
                                  Opportunities Fund         governmental securities issued by emerging or developing countries,
                                  may seek to achieve        which may be lower rated, including securities rated below investment
                                  growth by investing        grade.
                                  in foreign
                                  governmental
                                  debt securities.
--------------------------------- --------------------------------------------------------------------------------------------------
U.S. Government Securities:       For temporary defensive purposes, each Fund may invest in high quality debt instruments issued by
Securities issued or guaranteed   the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and by the U.S. government or issued  credit of the U.S. government), or issued by U.S. companies.
by an agency or instrumentality
of the U.S. government.
--------------------------------- --------------------------------------------------------------------------------------------------
Repurchase Agreements: An         Typically, we use repurchase agreements as a short-term investment for a Fund's cash position.  In
agreement between a buyer and     order to enter into these repurchase agreements, the Fund must have collateral in excess of 100%
seller of securities in which     (and generally 102%) of the repurchase price.
the seller agrees to buy the
securities back within a          The collateral is usually securities issued or guaranteed by the U.S. government or its agencies specified time at the same price  or instrumentalities, or other securities in which the Funds may invest directly.
the buyer paid for them, plus
an amount equal to an agreed      The Funds will only enter repurchase agreements in which the collateral is comprised of U.S.
upon interest rate. Repurchase    government securities.
agreements are often viewed as
equivalent to cash.
--------------------------------- --------------------------------------------------------------------------------------------------

--------------------------------- --------------------------------------------------------------------------------------------------
           Securities                                                        How we use them
--------------------------------- --------------------------------------------------------------------------------------------------
                                  Delaware Global           Delaware International   Delaware New Europe    Delaware Latin America
                                  Opportunities Fund        Small Cap Fund           Fund                   Fund
--------------------------------- --------------------------------------------------------------------------------------------------
Restricted Securities: Privately  We may invest in privately placed securities that are eligible for resale only among certain
placed securities whose resale    institutional buyers without registration, including Rule 144A Securities.
is restricted under securities
law. Restricted securities are
generally considered to be
illiquid except that a Fund may
treat Rule 144A securities as
liquid based on their trading
markets.  Rule 144A securities
are restricted securities but
may be freely traded among
qualified institutional buyers.
--------------------------------- --------------------------------------------------------------------------------------------------
Illiquid Securities: Illiquid     Each Fund may invest up to 15% of its assets in illiquid securities.
securities are those that
cannot be sold or disposed of in
the ordinary course of business
within seven days at
approximately the price at which
the security has been value by
the Fund.
--------------------------------- --------------------------- ----------------------------------------------------------------------
Brady Bonds:  These are debt      Delaware Global             Delaware International Small Cap Fund, Delaware New Europe Fund and
securities issued under the       Opportunities Fund may      Delaware Latin America Fund may invest in Brady Bonds consistent with
framework of the Brady Plan, an   not invest in these bonds.  their respective investment objective.  We believe that the economic
initiative announced by the U.S.                              reforms undertaken by countries in connection with the issuance of
Treasury Secretary, Nicholas F.                               Brady Bonds makes the debt of countries that have issued or have
Brady in 1989, as a mechanism                                 announced plans to issue Brady Bonds a viable opportunity for
for debtor nations to                                         investment.
restructure their outstanding
external indebtedness
(generally, commercial bank
debt). Brady Bonds tend to be of
lower quality and more
speculative than securities of
developed country issuers.
--------------------------------- --------------------------------------------------------------------------------------------------

--------------------------------- --------------------------------------------------------------------------------------------------
           Securities                                                        How we use them
--------------------------------- --------------------------------------------------------------------------------------------------
                                  Delaware Global           Delaware International   Delaware New Europe    Delaware Latin America
                                  Opportunities Fund        Small Cap Fund           Fund                   Fund
--------------------------------- --------------------------------------------------------------------------------------------------
Investment Company Securities:    Each Fund may invest in investment company securities if we believe the country offers good
In some countries, investments    investment opportunities.  We would generally invest in closed-end investment companies, but we
by U.S. mutual funds are          can also invest in open-end investment companies. These investments involve an indirect payment of
generally made by purchasing      a portion of the expenses of the other investment companies, including their advisory fees.
shares investment companies that
in turn invest in the securities
of such countries.
--------------------------------- --------------------------------------------------------------------------------------------------

The Funds may also enter into put and call options, futures contracts and options on futures contracts, and options on foreign currencies. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.


Portfolio turnover
Each Fund anticipates that its annual portfolio turnover will be less than 100%.

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending
Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.


Temporary defensive measures
For temporary defensive purposes, each Fund may invest in high quality debt obligations of foreign governments, their agencies, instrumentalities and political sub-divisions. For temporary defensive purposes, each Fund may invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------- ----------------------------------------------------------------------------------------------
               Risks                                                   How we strive to manage them
------------------------------------- ----------------------------------------------------------------------------------------------
                                      Delaware Global         Delaware                Delaware New Europe     Delaware Latin
                                      Opportunities Fund      International Small     Fund                    America Fund
                                                              Cap Fund
------------------------------------- ----------------------- ----------------------- ----------------------- ----------------------
Market Risk is the risk that all or   We maintain a long-term investment approach and focus on stocks we believe can appreciate
a majority of the securities in a     over an extended time frame regardless of interim market fluctuations.  We do not try to
certain market--like the stock or     predict overall stock market movements and do not trade for short-term purposes.
bond market--or in a certain country
or region will decline in value
because of factors such as economic
conditions, future expectations or
investor confidence.

------------------------------------- ----------------------------------------------------------------------------------------------
Industry and Security Risk is the     We limit the amount of each Fund's assets invested in any one industry and in any individual
risk that the value of securities     security.  We also follow a rigorous selection process before choosing securities for a Fund.
in a particular industry or the
value of an individual stock or
bond will decline because of
changing expectations for the
performance of that industry or for
the individual company issuing the
stock or bond.

------------------------------------- ----------------------------------------------------------------------------------------------
Currency Risk is the risk that the    Each Fund may try to hedge its currency risk by purchasing foreign currency exchange
value of a Fund's investments may     contracts.  If a Fund agrees to purchase or sell foreign securities at a pre-set price on a
be negatively affected by changes     future date, the Fund attempts to protect the value of a security they own from future
in foreign currency exchange          changes in currency rates.  If a Fund has agreed to purchase or sell a security, it may also
rates.  Adverse changes in exchange   use foreign currency exchange contracts to  "lock-in" the security's price in terms of U.S.
rates may reduce or eliminate any     dollars or another applicable currency.  Each Fund may use forward currency exchange
gains produced by investments that    contracts only for defensive or protective measures, not to enhance portfolio returns.
are denominated in foreign            However, there is no assurance that such a strategy will be successful.
currencies and may increase any
losses.
------------------------------------- ------------------- --------------------------------------------------------------------------
Emerging Markets Risk is the          Delaware Global     Delaware International Small Cap, Delaware New Europe and Delaware Latin
possibility that the risks            Opportunities       America Funds have the ability to invest in emerging market securities.
associated with international         Fund is not         We attempt to lessen this risk by maintaining a long-term investment
investing will be greater in          subject to this     approach.
emerging markets than in more         risk.
developed foreign markets because,
among other things, emerging
markets may have less stable
political and economic environments.
------------------------------------- ----------------------------------------------------------------------------------------------

------------------------------------- ----------------------------------------------------------------------------------------------
               Risks                                                   How we strive to manage them
------------------------------------- ----------------------------------------------------------------------------------------------
                                      Delaware Global         Delaware                Delaware New Europe     Delaware Latin
                                      Opportunities Fund      International Small     Fund                    America Fund
                                                              Cap Fund
------------------------------------- ----------------------- ----------------------- ----------------------- ----------------------
Inefficient Market Risk is the risk   The Funds will attempt to reduce these risks by investing in a number of different countries,
that foreign markets may be less      performing credit analysis and noting trends in the economy, industries and financial markets.
liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.
------------------------------------- ----------------------- ----------------------------------------------------------------------
Credit risk of high-yield, high       This is not a           We intend to limit our investment in any one lower rated bond which
risk foreign fixed-income             significant risk        can help to reduce the effect of an individual default on the Funds,
securities: Securities rated lower    for Delaware            and to limit our overall allocation of Fund assets to bonds in this
than BBB by S&P and Baa by Moody's    Global                  category.  Such limitations may not protect the Funds from widespread
are considered to be of poor          Opportunities.          bond defaults brought about by a sustained economic downturn.
standing and predominantly
speculative as to the issuer's                                The economy and interest rates may affect these high yield, high risk
ability to repay interest and                                 securities differently from other securities.  Prices have been found
principal.                                                    to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or
These bonds are often issued by                               individual corporate developments.  Also, during an economic downturn
less creditworthy companies or by                             or a substantial period of rising interest rates, highly leveraged
highly leveraged (indebted) firms,                            issuers may experience financial stress which would adversely affect
which are generally less able than                            their ability to service principal and interest payment obligations,
more financially stable firms to                              to meet projected business goals and to obtain additional financing.
make scheduled payments of interest                           Changes by recognized rating agencies in their rating of any such
and principal.  The risks posed by                            security and in the ability of the issuer to make payments of interest
bonds issued under such                                       and principal will also ordinarily have a more dramatic effect on the
circumstances are substantial.                                values of these investments than on the values of higher-rated securities.  Consequently, these changes will affect the Funds' net asset value per share.
------------------------------------- ----------------------------------------------------------------------------------------------

------------------------------------- ----------------------------------------------------------------------------------------------
               Risks                                                   How we strive to manage them
------------------------------------- ----------------------------------------------------------------------------------------------
                                      Delaware Global         Delaware                Delaware New Europe     Delaware Latin
                                      Opportunities Fund      International Small     Fund                    America Fund
                                                              Cap Fund
------------------------------------- ----------------------- ----------------------- ----------------------- ----------------------
Region Risk is the risk associated    Delaware Global Opportunities Fund and           With respect to the Delaware New Europe and
with investing a majority of a        Delaware International Small Cap Fund are not    Delaware Latin America Funds, we maintain a
Fund's assets in a specific region    subject to region risk.                          long-term approach and focus on stocks in the
of the world.  A Fund's performance                                                    region we believe can appreciate over an
will be dependent upon the economic                                                    extended time frame.
and financial strength and
stability of the region.  An
investment in a Fund subject to
high region risk is likely to be
more volatile than an investment in
a more geographically diverse fund.

------------------------------------- ----------------------------------------------------------------------------------------------
Political Risk is the risk that       We evaluate the political situations in the countries where we invest and take into account
countries or the entire region        any potential risks before we select securities for the Fund's portfolios.  However, there is
where we invest may experience        no way to eliminate political risk when investing internationally.
political instability, which may
cause greater fluctuation in the
value and liquidity of our
investments due to changes in
currency exchange rates,
governmental seizures or
nationalization of assets.

------------------------------------- ----------------------------------------------------------------------------------------------
Information Risk is the risk that     We conduct fundamental research on the companies we invest in rather than relying solely on
foreign companies may be subject to   information available through financial reporting.  We believe this will help us to better
different accounting, auditing and    uncover any potential weaknesses in individual companies.
financial reporting standards than
U.S. companies.  There may be less
information available about foreign
issuers than domestic issuers.
Furthermore, regulatory oversight
of foreign issuers may be less
stringent or less consistently
applied than in the United States.

------------------------------------- ----------------------------------------------------------------------------------------------
Foreign Government Securities Risks   The Funds attempt to reduce the risks associated with investing in foreign governments by
relate to the ability of a foreign    setting rating standards and by limiting the portion of portfolio assets that may be invested
government or government related      in such securities.
issuer to make timely payments on
its external debt obligations.
This ability to make payments will
be strongly influenced by the
issuer's balance of payments,
including export performance, its
access to international credits and
investments, fluctuations in
interest rates and the extent of
its foreign reserves.

------------------------------------- ----------------------------------------------------------------------------------------------

------------------------------------- ----------------------------------------------------------------------------------------------
               Risks                                                   How we strive to manage them
------------------------------------- ----------------------------------------------------------------------------------------------
                                      Delaware Global         Delaware                Delaware New Europe     Delaware Latin
                                      Opportunities Fund      International Small     Fund                    America Fund
                                                              Cap Fund
------------------------------------- ----------------------- ----------------------- ----------------------- ----------------------
Small Company Investment Risk                     The Funds attempt to reduce this risk by diversifying investments.
includes the general risks of
investing in common stocks such as
market, economic and business risk
that cause their prices to
fluctuate over time.  Historically,
smaller capitalization stocks have
been more volatile in price than
larger capitalization stocks.
Among the reasons for the greater
price volatility of these
securities are the lower degree of
liquidity in the markets for such
stocks, and the potentially greater
sensitivity of such small companies
to changes in or failure of
management, and in many other
changes in competitive, business,
industry and economic conditions,
including risks associated with
limited production, markets,
management depth, or financial
resources.

------------------------------------- ----------------------------------------------------------------------------------------------
Transaction Costs Risk:  Costs of     Each of the Funds is subject to this risk.  We strive to monitor transaction costs and to
buying, selling and holding foreign   choose an efficient trading strategy for the Funds.
securities, including brokerage,
tax and custody costs, may be
higher than those involved in
domestic transactions
------------------------------------- ----------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager and sub-adviser


The Funds are managed by Delaware International Advisers Ltd. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware International Advisers makes investment decisions for these Funds, manages the Funds' business affairs and provides daily administrative services.

Delaware Management Company is the sub-adviser to Delaware Global Opportunities Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Opportunities Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

For their services to the Delaware Global Opportunities Fund, the manager and sub-adviser were paid an aggregate fee of 0.00% of average daily net assets of the Fund for the last fiscal year after giving effect to voluntary expense caps.

For its services to the Delaware International Small Cap Fund, the manager was paid a fee of 0.00% of average daily net assets of the Fund for the last fiscal year after giving effect to voluntary expense caps.

For its services to each of the Delaware New Europe Fund and Delaware Latin America Fund, the manager is paid an annual fee equal to 1.25% on the first $500 million of average daily net assets; 1.20% on the next $500 million; 1.15% on the next $1.5 billion; and 1.10% on the average daily net assets in excess of $2.5 billion.



Portfolio Managers


Delaware Global Opportunities Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Opportunities Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Trustee of Delaware International Advisers, has primary responsibility for making day-to-day investment decisions for Global Equity Fund. She has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder.


Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. Equity portion of the Fund since July 21, 1998. Prior to this at Delaware Investments, he managed mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.


Delaware International Small Cap Fund
Clive A. Gillmore, Joshua H. Brooks and Gavin A. Hall have primary responsibility for making day-to-day investment decisions for Delaware International Small Cap Fund.

Clive A. Gillmore, Senior Portfolio Manager and Trustee of Delaware International Advisers Ltd., has been managing the Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International

Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., has been managing the Fund since October 25, 1999. Mr. Brooks holds a bachelor's degree from Yale University and holds an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Gavin A. Hall, Senior Portfolio Manager of Delaware International Advisers Ltd., has been managing the Fund since October 25, 1999. Mr. Hall joined Delaware International Advisers in 1991. He began his investment career with Barings Investment Management Ltd. after attending Dulwich College. In 1988, he became a Portfolio Manager and Research Analyst covering the United Kingdom market at Hill Samuel Investment Management Ltd. At Delaware International Advisers his research responsibilities have included United Kingdom, Continental European and Asian equity markets.

Delaware New Europe Fund
Nigel G. May, Richard Ginty and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Delaware New Europe Fund, and have co-managed the Fund since its inception. Please see Delaware International Small Cap Fund for Mr. Brook's business experience.

Nigel G. May, Senior Portfolio Manager and Trustee of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.


Richard Ginty, Portfolio Manager of Delaware International Advisers, is a graduate of Sheffield University. He joined Delaware International Advisers in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware International Advisers, his business experience was with Kleinwort Benson Securities Limited, and prior to that time, with Fiduciary Trust International.


Delaware Latin America Fund
Robert Akester, Mr. Gillmore, and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Delaware Latin America Fund, and have co-managed the Fund since its inception. Please see Delaware International Small Cap Fund for Mr. Gillmore's and Mr. Brook's business experience.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Trustee of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Who's who?

This diagram show the various organizations involved with managing, administering and servicing the Delaware Investments funds.


                                Board of Trustees

Investment Manager                               The Funds                  Custodian
Delaware International Advisers Ltd.                                        The Chase Manhattan Bank
Third Floor                                                                 4 Chase Metrotech Center
80 Cheapside                                                                Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


Portfolio managers                  Distributor                             Service agent
(see page ___ for details)          Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                    1818 Market Street                      1818 Market Street
                                    Philadelphia, PA 19103                  Philadelphia, PA 19103


                               Financial advisers

                                  Shareholders


Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.


Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.


Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.


o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances noted in the table below.

         Class A sales charges
         ---------------------------------------- ----------------- ----------------- --------------------------
         Amount of purchase                       Sales charge as   Sales charge as   Dealer's commission as %
                                                   % of offering      % of amount         of offering price
                                                       price            invested
         ---------------------------------------- ----------------- ----------------- --------------------------
         Less than $50,000                             5.75%                                    5.00%
         ---------------------------------------- ----------------- ----------------- --------------------------
         $50,000 but under $100,000                    4.75%                                    4.00%
         ---------------------------------------- ----------------- ----------------- --------------------------
         $100,000 but under $250,000                   3.75%                                    3.00%
         ---------------------------------------- ----------------- ----------------- --------------------------
         $250,000 but under $500,000                   2.50%                                    2.00%
         ---------------------------------------- ----------------- ----------------- --------------------------
         $500,000 but under $1,000,000                 2.00%                                    1.60%
         ---------------------------------------- ----------------- ----------------- --------------------------


         As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.


         -------------------------------------------------------------------------------------------------------
          Amount of purchase        Sales charge as % of        Sales charge as % of amount       Dealer's
                                       offering price                    invested              commission as %
                                                                                              of offering price
         ---------------------- ------------------------------ ------------------------------ ------------------

         $1 million up to $5                none                           none                     1.00%
         million
         ---------------------- ------------------------------ ------------------------------ ------------------
           Next $20 million
           Up to $25 million                none                           none                     0.50%

         ---------------------- ------------------------------ ------------------------------ ------------------

            Amount over $25                 none                           none                     0.25%
                million
         ---------------------- ------------------------------ ------------------------------ ------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

About your account continued

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

-------------------------- ------------------------------------- --------------------------------------------------------------
         Program           How it works                                                   Share class
                                                                       A                    B                C
-------------------------- ----------------------------------- --------------------------------------------------------------
  Letter of Intent         Through a Letter of Intent you              X        Although the Letter of Intent and Rights of
                           agree to invest a certain                            Accumulation do not apply to the purchase
                           amount in Delaware Investment                        of Class B and C shares, you can combine
                           Funds (except money market                           your purchase of Class A shares with your
                           funds with no sales charge)                          purchase of B and C shares to fulfill your
                           over a 13-month period to                            Letter of Intent or qualify for Rights of
                           qualify for reduced front-end                        Accumulation.
                           sales charges.

-------------------------- ----------------------------------- ---------------- ---------------------------------------------
  Rights of                You can combine your holdings              X
  Accumulation             or purchases of all funds in
                           the Delaware Investments family
                           (except money market funds with
                           no sales charge) as well as the
                           holdings and purchases of your
                           spouse and children under 21 to
                           qualify for reduced front-end sales
                           charges.
-------------------------- ----------------------------------- ---------------- ----------------------------- ---------------
  Reinvestment of          Up to 12 months after you            For Class A,    For Class B, your             Not
  redeemed shares          redeem shares, you can reinvest      you will not    account will be               available
                           the proceeds with no additional      have to pay     credited with the
                           sales charge.                        an additional   contingent deferred
                                                                front-end       sales charge you
                                                                sales charge.   previously paid on the
                                                                                amount you are reinvesting.
                                                                                Your schedule for contingent
                                                                                deferred sales charges and
                                                                                conversion to Class A will
                                                                                not start over again; it
                                                                                will pick up from the point
                                                                                at which you redeemed your
                                                                                shares.
-------------------------- ----------------------------------- ---------------- ---------------------------------------------
  SIMPLE IRA, SEP IRA,     These investment plans may                 X         There is no reduction in sales charges for
  SARSEP, Prototype        qualify for reduced sales                            Class B or Class C shares for group
  Profit Sharing,          charges by combining the                             purchases by retirement plans.
  Pension, 401(k),         purchases of all members of the
  SIMPLE 401(k),           group. Members of these groups
  403(b)(7), and 457       may also qualify to purchase
  Retirement Plans         shares without a front-end
                           sales charge and a waiver of
                           any contingent deferred sales
                           charges.
-------------------------- ----------------------------------- ---------------- ---------------------------------------------

How to buy shares

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.


Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

By mail

You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.


Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.


Dividends, distributions and taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult you tax adviser about your particular tax situation and how it might be affected by current law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceed if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Other investment policies and risk considerations

High yield, high risk securities


Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund may invest in high yield, high risk foreign fixed income securities. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.


Medium- and low-grade bonds held by each Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a Fund's net asset value per share.

Foreign currency transactions

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Funds may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Funds may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize gains or losses from currency transactions.

The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Certain management considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business; cost of compliance plan review and contingency planning; and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


Investments by Fund of Funds
Delaware International Small Cap Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on Delaware International Small Cap Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


As of November 30, 1999, the Delaware International Small Cap Fund Class A had one share outstanding, representing the initial seed purchase. Data for this class is excluded because the data is not believed to be meaningful. The Class B and C shares of Delaware Global Opportunities Fund and Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund were not operating as of the close of the fiscal year.

                                                                             Class A Shares
                                                               -------------------------------------------
                                                               Year             Year            Period
                                                               Ended            Ended           7/22/97(1)
                                                               11/30            11/30           through
Delaware Global Opportunities Fund                             1999             1998            11/30/97
----------------------------------------------------------------------------------------------------------


Net asset value, beginning of period                          $9,100           $8,230           $8,500

Income (loss) from investment operations

Net investment income(2)                                                        0.210            0.056

Net realized and unrealized gain (loss)
  on investments and foreign currency                                           0.770           (0.326)
                                                                               ------           ------

Total from investment operations                                                0.980           (0.270)
                                                                               ------           ------

Less dividends
Dividends from net investment income                                           (0.110)            none
                                                                               ------           ------
Total dividends                                                                (0.110)            none
                                                                               ------           ------

Net asset value, end of period                                                 $9.100           $8.230
                                                                               ======           ======

Total return(3)                                                                 12.07%          (3.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                           $13               $6
Ratio of expenses to average net assets                                          0.80%            0.80%
Ratio of expenses to average net assets
     prior to expense limitation                                                 1.55%            2.16%
Ratio of net investment income to
  average net assets                                                             2.40%            1.86%
Ratio of net investment income to
  average net assets prior to expense
  limitation                                                                     1.65%            0.50%
Portfolio turnover                                                                 50%              25%



1 Date of commencement of operations; ratios have been annualized but total return has not been annualized.
2   Per share information was based on the average shares outstanding method.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total Return reflect the expense limitations in effect for the Fund.



                                                               Class
                                                            A Shares
                                                              Period
                                                         12/29/98(1)
                                                             through
Delaware New Europe Fund                                    11/30/99
--------------------------------------------------------------------


Net asset value, beginning of period

Income (loss) from investment operations

Net investment income(2)

Net realized and unrealized gain (loss)
  on investments and foreign currency

Total from investment operations

Less dividends
Dividends from net investment income
Total dividends

Net asset value, end of period


Total return(3)

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
     prior to expense limitation
Ratio of net investment income to
  average net assets
Ratio of net investment income to
  average net assets prior to expense
  limitation
Portfolio turnover


1 Date of commencement of operations; ratios have been annualized but total return has not been annualized.
2   Per share information was based on the average shares outstanding method.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total Return reflect the expense limitations in effect for the Fund.



                                                               Class
                                                            A Shares
                                                              Period
                                                         12/29/98(1)
                                                             through
Delaware Latin America Fund                                11/30/99
--------------------------------------------------------------------


Net asset value, beginning of period

Income (loss) from investment operations

Net investment income(2)

Net realized and unrealized gain (loss)
  on investments and foreign currencies

Total from investment operations

Less dividends
Dividends from net investment income
Total dividends

Net asset value, end of period


Total return(3)

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
     prior to expense limitation
Ratio of net investment income to
  average net assets
Ratio of net investment income to
  average net assets prior to expense
  limitation
Portfolio turnover


1 Date of commencement of operations; ratios have been annualized but total return has not been annualized.
2   Per share information was based on the average shares outstanding method.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total Return reflect the expense limitations in effect for the Fund.

How to read the financial highlights

Net investment income

Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.



Net realized and unrealized gain (loss) on investments and foreign currencies

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.


Net assets

Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.


Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary



Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See Bond.


Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Morgan Stanley Capital International Emerging Markets Free Index

Morgan Stanley Capital International Europe Index

Morgan Stanley World Index

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.


Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)

The document serving as "Part B" of a fund's Prospectus that provides more detailed information about the fund's organization, investments, policies and risks.


Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Appendix A - Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.


You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com


E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-6324


-----------------------------------------------------------------
                                                   CUSIP Numbers
-----------------------------------------------------------------
Delaware Global Opportunities Fund
Class A                                                245914791
Delaware International Small Cap Fund
Class A                                                245914718
Delaware New Europe Fund
Class A                                                245914585
Delaware Latin America Fund
Class A                                                245914635
-----------------------------------------------------------------


                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


                       Delaware Global Opportunities Fund
                          (formerly Global Equity Fund)
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund

                               Institutional Class


                                   Prospectus
                                January 31, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund Profiles                                                 page

Delaware Global Opportunities Fund
Delaware International Small Cap Fund
Delaware New Europe Fund
Delaware Latin America Fund

How we manage the Funds                                       page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                         page
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

About your account                                            page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges
Dividends, distributions and taxes

Certain management considerations                    page

Financial highlights                                 page

Appendix A-Ratings

Profile: Delaware Global Opportunities Fund*

What are the Fund's goals?
Delaware Global Opportunities Fund's investment goal is to achieve long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Opportunities Fund seeks to achieve its objective by investing in securities that provide the potential for capital appreciation and income. The Fund's primary focus is to invest in domestic and foreign equity securities. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one which may be the United States.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices that can be caused by a drop in the stock market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or less regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
         o    Investors with long-term financial goals.
         o Investors looking for a portfolio that holds equity securities from both U.S. and foreign countries and is permitted to invest a portion of its assets in U.S. and foreign fixed-income securities.
         o    Investors seeking a measure of capital growth and income.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o Investors who are unwilling to accept risks of investing in foreign securities.

* The Delaware Global Opportunities Fund was formerly known as Global Equity Fund. The change in the Fund's name became effective on July 21, 1998.
How has the Delaware Global Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how for the past two calendar years, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return
------------- -----------
1998          11.05%
------------- -----------
1999
------------- -----------


During the periods illustrated in this bar chart, the Class' highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.


                              Average annual returns for periods ending 12/31/99

       -------------------------------------------------------------------------
       CLASS                       Institutional             Morgan Stanley
                                                               World Index
       -------------------------------------------------------------------------
       1 year
       -------------------------------------------------------------------------
       Since inception
       (7/22/97)
       -------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Global Opportunities Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a    none
percentage of offering price
-------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested        none
dividends
-------------------------------------------------------- ----------
Redemption fees                                          none
-------------------------------------------------------- ----------
Exchange Fees(1)                                         none
-------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees(2)
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses3
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(3) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.80% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

----------------------------------------------------------------------------
         Fund operating expenses including voluntary expense caps in effect through May 31, 2000
----------------------------------------------------------------------------
Management fees
-------------------------------------------- -------------------------------
Distribution and service (12b-1) fees        none
-------------------------------------------- -------------------------------
Other expenses
-------------------------------------------- -------------------------------
Total operating expenses
-------------------------------------------- -------------------------------

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 3.

Profile: Delaware International Small Cap Fund

What are the Fund's goals?
Delaware International Small Cap Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware International Small Cap Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the manage, are responsive to changes within their markets, and have the fundamental characteristics to support growth. We will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, we will consider the financial strength of the company or its industry. We may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not be fully recognized by the market.

The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. The high yield, high risk foreign fixed-income securities that the Fund may invest in are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o        Investors with long-term financial goals.
o Investors looking for growth potential from a portfolio of foreign securities.
o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o        Investors whose primary goal is income.
o Investors who are unwilling to accept risks of investing in foreign securities.

How has the Delaware International Small Cap Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the past calendar year, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Total Return
------------- -----------
1999
------------- -----------

During the period illustrated in this bar chart, the Class' highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.

                              Average annual returns for periods ending 12/31/99

       -------------------------------------------------------------------------
       CLASS                      Institutional               Morgan Stanley
                                                                   EAFE
                                                                  Index
       -------------------------------------------------------------------------
       1 year
       -------------------------------------------------------------------------
       Since inception
       (12/19/97)
       -------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware International Small Cap Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a    none
percentage of offering price
-------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested        none
dividends
-------------------------------------------------------- ----------
Redemption fees                                          none
-------------------------------------------------------- ----------
Exchange Fees(1)                                         none
-------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses from the commencement of operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
            Fund operating expenses including voluntary expense caps
                         in effect through May 31, 2000
--------------------------------------------------------------------------------
Management fees
-------------------------------------------------- -----------------------------
Distribution and service (12b-1) fees              none
-------------------------------------------------- -----------------------------
Other expenses
-------------------------------------------------- -----------------------------
Total operating expenses
-------------------------------------------------- -----------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How has the Delaware New Europe Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the past calendar year, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Total Return
------------- -----------
1999
------------- -----------

During the period illustrated in this bar chart, the Class' highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.

                              Average annual returns for periods ending 12/31/99

       -------------------------------------------------------------------------
       CLASS                      Institutional               Morgan Stanley
                                                                 Capital
                                                              International
                                                               Europe Index
       -------------------------------------------------------------------------
       1 year
       -------------------------------------------------------------------------
       Since inception
       (12/19/97)
       -------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Europe Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

Profile: Delaware New Europe Fund

What are the Fund's goals?
The Delaware New Europe Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of European countries. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. Such countries may have well-established economies or securities markets or emerging economies or securities markets or smaller securities markets. Up to 30% of the Fund's assets may be invested in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities.

In selecting investments for the Fund,

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in developing countries, as well as established countries, it will be affected by international investment risks related to currency valuations, political instability or inadequate regulatory standards. The Delaware New Europe Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is closely tied to the economic and political conditions of the region. High yield, high risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors looking for long-term growth potential.
o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o        Investors whose primary goal is income.
o Investors who are unwilling to accept risks of investing in foreign securities.

                                                                              10


What are the Delaware New Europe Fund's fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a    none
percentage of offering price
-------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested        none
dividends
-------------------------------------------------------- ----------
Redemption fees                                          none
-------------------------------------------------------- ----------
Exchange Fees(1)                                         none
-------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows Fund operating expenses for the current fiscal year reflecting the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
            Fund operating expenses including voluntary expense caps
                         in effect through May 31, 2000
--------------------------------------------------------------------------------
Management fees
---------------------------------------------- ---------------------------------
Distribution and service (12b-1) fees          none
---------------------------------------------- ---------------------------------
Other expenses
---------------------------------------------- ---------------------------------
Total operating expenses
---------------------------------------------- ---------------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

Profile: Delaware Latin America Fund

What are the Fund's goals?
Delaware Latin America Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of Latin American companies. Under normal market conditions, at least 65% of Delaware Latin America Fund's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America. Many of the countries in which the Fund invests have emerging economies or securities markets or smaller securities markets. Up to 30% of the Fund's assets may be invested in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities.

In selecting investments for the Fund,

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of what the stock's true value is. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. . The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in developing countries, as well as established countries, it will be affected by international investment risks related to currency valuations, political instability or inadequate regulatory standards. The Delaware Latin America Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is tied to the economic and political conditions of this region. High yield, high risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors looking for long-term growth potential.
o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some of which may be speculative.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o        Investors whose primary goal is income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept risks of investing in foreign securities.

How has the Delaware Latin America Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the past calendar year, as well as the average annual returns for these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Total Return
------------- -----------
1999
------------- -----------

During the period illustrated in this bar chart, the Class' highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended __________________.


                              Average annual returns for periods ending 12/31/99

       -------------------------------------------------------------------------
       CLASS                      Institutional         Morgan Stanley Capital
                                                        International Emerging
                                                          Markets Free Index
       -------------------------------------------------------------------------
       1 year
       -------------------------------------------------------------------------
       Since inception
       (12/29/98)
       -------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Delaware Latin America Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a    none
percentage of offering price
-------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested        none
dividends
-------------------------------------------------------- ----------
Redemption fees                                          none
-------------------------------------------------------- ----------
Exchange Fees(1)                                         none
-------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------- -----------
Management fees
------------------------------------------------- -----------
Distribution and service (12b-1) fees             none
------------------------------------------------- -----------
Other expenses
------------------------------------------------- -----------
Total operating expenses(2)
------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- -----------
1 year
----------------- -----------
3 years
----------------- -----------
5 years
----------------- -----------
10 years
----------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses from the commencement of operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows Fund operating expenses for the current fiscal year reflecting the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
            Fund operating expenses including voluntary expense caps
                         in effect through May 31, 2000
--------------------------------------------------------------------------------
Management fees
--------------------------------------------- ----------------------------------
Distribution and service (12b-1) fees         none
--------------------------------------------- ----------------------------------
Other expenses
--------------------------------------------- ----------------------------------
Total operating expenses
--------------------------------------------- ----------------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

     ----------------------------------------------------------------------
      The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change became effective.
     ----------------------------------------------------------------------

Delaware Global Opportunities Fund

Delaware Global Opportunities Fund's primary objective is long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, at least 65% of its assets will be invested in equity securities. The Fund's investments will be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that we believe offer the best relative values within the global investment universe. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the U.S. Simultaneous with identifying the most attractive equity markets and currencies, we will attempt to purchase undervalued securities. Individual equity securities around the world will be selected based on an analysis of the company's operations, financial statements and each company's currency valuation.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and European Currency Unit (ECU). The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may invest up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. As a general matter, the Fund only invests in debt securities when we believe, considering the risks, that they offer better long-term potential returns than investments in equity securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but are not limited to Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, the Philippines, South Africa, Taiwan and

Thailand. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.

Delaware International Small Cap Fund

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Fund may invest in securities issued in any currency and may hold foreign currency.

In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, the Netherlands, New Zealand, Singapore and Malaysia, Spain, Switzerland, the United Kingdom, as well as Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Korea, Peru, the Philippines, South Africa, Taiwan, Thailand and Turkey. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as preferred equity redemption cumulative stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Delaware New Europe Fund

The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The companies in which the Fund will invest will be of varying size.

The Fund will invest primarily in common stocks and may, to a lesser extent, invest in preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund will also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities. The Fund's investments may be issued in any currency and the Fund will, from time to time, hold cash in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Fund may invest in securities of issuers located in any European country where the investment manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economies and securities markets or in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries.

The Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds), including Brady Bonds, rated lower than BBB by S&P and Baa by Moody's or, if unrated, considered by the investment manager to be of equivalent quality, and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Delaware Latin America Fund

The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. However, more than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The companies in which the Fund will invest will be of varying size.

The Fund will invest in common stocks and may, to a lesser extent, invest in preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund will also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Funds may also invest in convertible preferred stocks that offer enhanced yield features and certain other non-traditional equity securities. The Fund's investments may be issued in any currency and the Fund will, from time to time, hold cash in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela. This is a representative list; the Fund may invest in countries not listed here.

In addition, the Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and

Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation potential. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Common Stocks:  Securities that    Consistent with their respective investment objective, each Fund will invest its assets in common
represent shares of ownership in   stocks, as well as in dividend paying stocks.
a corporation.  Stockholders
participate in the corporation's
profits and losses,
proportionate to the number of
shares they own.
---------------------------------- -------------------------------------------------------------------------------------------------
Foreign Currency Transactions:     Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their
A forward foreign currency         holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from
exchange contract involves an      time to time, purchase or sell foreign currencies and/or engage in forward foreign currency
obligation to purchase or sell a   exchange transactions. Each Fund may conduct its foreign currency transactions on a cash basis
specific currency at a future      at the rate prevailing in the foreign currency exchange market or through a forward foreign
date, which may be any fixed       currency exchange contract or forward contract.
number of days from the date of
the contract, agreed upon by the   A Fund may use forward contracts for hedging purposes to attempt to protect the value of the
parties, at a price set at the     Fund's current security or currency holdings. It may also use forward contracts if it has agreed
time of the contract.              to sell asecurity and wants to "lock-in" the price of that security, in terms of U.S. dollars or another currency in which the transaction will be completed. Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
---------------------------------- -------------------------------------------------------------------------------------------------

                                                                              21

---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
American Depositary Receipts       Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on
(ADRs), European Depositary        those whose underlying securities are issued by foreign entities.
Receipts (EDRs), and Global
Depositary Receipts (GDRs): ADRs   To determine whether to purchase a security in a foreign market or through depositary receipts,
are receipts issued by a U.S.      we evaluate the price levels, the transaction costs, taxes and administrative costs involved
depositary (usually a U.S. bank)   with each security to identify the most efficient choice.
and EDRs and GDRs are receipts
issued by a depositary outside of
the U.S. (usually a non-U.S. bank
or trust company or a foreign
branch of a U.S. bank). Depositary
receipts represent an ownership
interest in an underlying security
that is held by the depositary.
Generally, the underlying security
represented by an ADR is issued by
a foreign issuer and the
underlying security represented by
an EDR or GDR may be issued by a
foreign or U.S. issuer. Sponsored
depositary receipts are issued
jointly by the issuer of the
underlying security and the
depositary, and unsponsored
depositary receipts are issued by
the depositary without the
participation of the issuer of the
underlying security. Generally,
the holder of the depositary
receipt is entitled to all
payments of interest, dividends or
capital gains that are made on the
underlying security.

---------------------------------- -------------------------------------------------------------------------------------------------
Corporate Bonds: Debt              The Funds may invest in corporate bonds generally rated AA or better by S&P and Aa by Moody's.
obligations issued by U.S. or
foreign corporations.
---------------------------------- -------------------------------------------------------------------------------------------------

                                                                              22

---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
High-Yield, High Risk              Delaware Global             International Small      Delaware New Europe Fund and Delaware
Fixed-Income Securities:           Opportunities Fund may      Cap may invest up        Latin America Fund may invest up to 30%
Securities that are rated lower    not invest in these         to 15% of its net        of their respective net assets in these
than BBB by S&P or Baa by          securities.                 assets in these          securities.
Moody's, or if unrated, of equal                               securities.
quality. These securities may be
issued by companies or governments
of emerging or developing
countries, which may be less
creditworthy. The risk that these
companies or governments may not
be able to make interest or
principal payments is substantial.

                                                               These Funds will not purchase securities rated lower than C by S&P or Ca by Moody's or, if unrated, considered to be of an equivalent quality to such ratings by the  Manager.
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government Securities:
Debt obligations issued by a
government other than the
United States or by an agency,     For temporary defensive purposes, each Fund may invest in high quality debt obligations of
instrumentality or political       foreign governments, their agencies, instrumentalities and political sub-divisions.
subdivision of such governments.

                                   Delaware Global             A portion of each Fund's assets may be invested in such foreign
                                   Opportunities Fund          governmental securities issued by emerging or developing countries,
                                   may seek to achieve         which may be lower rated, including securities rated below investment
                                   growth by investing         grade.
                                   in foreign
                                   governmental debt
                                   securities.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities:        For temporary defensive purposes, each Fund may invest in high quality debt instruments issued
Securities issued or guaranteed    by the U.S. government, its agencies or instrumentalities (and which are backed by the full
by the U.S. government or issued   faith and credit of the U.S. government), or issued by U.S. companies.
by an agency or instrumentality
of the U.S. government.
---------------------------------- -------------------------------------------------------------------------------------------------

---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Repurchase Agreements: An          Typically, we use repurchase agreements as a short-term investment for a Fund's cash position.
agreement between a buyer and      In order to enter into these repurchase agreements, the Fund must have collateral in excess of
seller of securities in which      100% (and generally 102%) of the repurchase price.
the seller agrees to buy the
securities back within a           The collateral is usually securities issued or guaranteed by the U.S. government or its agencies
specified time at the same price   or instrumentalities, or other securities in which the Funds may invest directly.
the buyer paid for them, plus
an amount equal to an agreed       The Funds will only enter into repurchase agreements in which the collateral is comprised of
upon interest rate. Repurchase     U.S. government securities.
agreements are often viewed as
equivalent to cash.

---------------------------------- -------------------------------------------------------------------------------------------------
Restricted Securities: Privately   We may invest in privately placed securities that are eligible for resale only among certain
placed securities whose resale     institutional buyers without registration, including Rule 144A Securities.
is restricted under securities
law. Restricted securities are
generally considered to be
illiquid except that a Fund may
treat Rule 144A securities as
liquid based on their trading
markets.  Rule 144A securities
are restricted securities but
may be freely traded among
qualified institutional buyers.

---------------------------------- -------------------------------------------------------------------------------------------------
Illiquid Securities: Illiquid      Each Fund may invest up to 15% of its assets in illiquid securities.
securities are those that cannot
be sold or disposed of in the
ordinary course of business
within seven days at
approximately the price at
which the security has been
value by the Fund.
---------------------------------- -------------------------------------------------------------------------------------------------

---------------------------------- -------------------------------------------------------------------------------------------------
           Securities                                                         How we use them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Brady Bonds:  These are debt       Delaware Global             Delaware International Small Cap Fund, Delaware New Europe Fund and
securities issued under the        Opportunities Fund may      Delaware Latin America Fund may invest in Brady Bonds consistent with
framework of the Brady Plan, an    not invest in these bonds.  their respective investment objective.  We believe that the economic
initiative announced by the U.S.                               reforms undertaken by countries in connection with the issuance of
Treasury Secretary, Nicholas F.                                Brady Bonds makes the debt of countries that have issued or have
Brady in 1989, as a mechanism                                  announced plans to issue Brady Bonds a viable opportunity for
for debtor nations to                                          investment.
restructure their outstanding
external indebtedness
(generally, commercial bank
debt). Brady Bonds tend to be of
lower quality and more
speculative than securities of
developed country issuers.
---------------------------------- -------------------------------------------------------------------------------------------------
Investment Company Securities:     Each Fund may invest in investment company securities if we believe the country offers good
In some countries, investments     investment opportunities.  We would generally invest in closed-end investment companies, but we
by U.S. mutual funds are           can also invest in open-end investment companies. These investments involve an indirect payment
generally made by purchasing       of a portion of the expenses of the other investment companies, including their advisory fees.
shares investment companies that
in turn invest in the securities
of such countries.
---------------------------------- -------------------------------------------------------------------------------------------------

The Funds may also enter into put and call options, futures contracts and options on futures contracts, and options on foreign currencies. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Portfolio turnover
Each Fund anticipates that its annual portfolio turnover will be less than 100%.

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending
Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.

Temporary defensive measures
For temporary defensive purposes, each Fund may invest in high quality debt obligations of foreign governments, their agencies, instrumentalities and political sub-divisions. For temporary defensive purposes, each Fund may invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------- -------------------------------------------------------------------------------------------------
               Risks                                              How we strive to manage them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Market Risk is the risk that all   We maintain a long-term investment approach and focus on stocks we believe can appreciate
or a majority of the securities    over an extended time frame regardless of interim market fluctuations.  We do not try to
in a certain market--like the      predict overall stock market movements and do not trade for short-term purposes.
stock or bond market--or in a
certain country or region will
decline in value because of
factors such as economic
conditions, future expectations
or investor confidence.
---------------------------------- -------------------------------------------------------------------------------------------------
Industry and Security Risk is the  We limit the amount of each Fund's assets invested in any one industry and in any individual risk that the value of securities  security.  We also follow a rigorous selection process before choosing securities for a Fund.
in a particular industry or the
value of an individual stock or
bond will decline because of
changing expectations for the
performance of that industry or
for the individual company
issuing the stock or bond.
---------------------------------- -------------------------------------------------------------------------------------------------
Currency Risk is the risk that the Each Fund may try to hedge its currency risk by purchasing foreign currency exchange value of a Fund's investments may  contracts.  If a Fund agrees to purchase or sell foreign securities at a pre-set price on a be negatively affected by changes  future date, the Fund attempts to protect the value of a security they own from future
in foreign currency exchange       changes in currency rates.  If a Fund has agreed to purchase or sell a security, it may also
rates. Adverse changes in          use foreign currency exchange contracts to  "lock-in" the security's price in terms of U.S.
exchange rates may reduce or       dollars or another applicable currency.  Each Fund may use forward currency exchange
eliminate any gains produced       contracts only for defensive or protective measures, not to enhance portfolio
by investments that are            returns. However, there is no assurance that such a strategy will be successful.
denominated in foreign
currencies and may increase any
losses.
---------------------------------- -------------------------------------------------------------------------------------------------
Emerging Markets Risk is the       Delaware Global     Delaware International Small Cap, Delaware New Europe and Delaware Latin
possibility that the risks         Opportunities       America Funds have the ability to invest in emerging market securities.  We
associated with international      Fund is not         attempt to lessen this risk by maintaining a long-term investment approach.
investing will be greater in       subject to this
emerging markets than in more      risk.
developed foreign markets
because, among other things,
emerging markets may have
less stable political and
economic environments.
---------------------------------- -------------------------------------------------------------------------------------------------

                                                                              26

---------------------------------- -------------------------------------------------------------------------------------------------
               Risks                                              How we strive to manage them
---------------------------------- --------------------------- ------------------------ ------------------------ -------------------
                                   Delaware Global             Delaware International   Delaware New               Delaware Latin
                                   Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
---------------------------------- -------------------------------------------------------------------------------------------------
Inefficient Market Risk is the     The Funds will attempt to reduce these risks by investing in a number of different countries,
risk that foreign markets may      performing credit analysis and noting trends in the economy, industries and financial markets.
be less liquid, have greater
price volatility, less
regulation and higher
transaction costs than U.S.
markets.
---------------------------------- -------------------------------------------------------------------------------------------------
Credit risk of high-yield, high    This is not a           We intend to limit our investment in any one lower rated bond which
risk foreign fixed-income          significant risk        can help to reduce the effect of an individual default on the Funds,
securities: Securities rated lower for Delaware            and to limit our overall allocation of Fund assets to bonds in this
than BBB by S&P and Baa by Moody's Global                  category.  Such limitations may not protect the Funds from widespread
are considered to be of poor       Opportunities           bond defaults brought about by a sustained economic downturn.
standing and predominantly         Fund.
speculative as to the issuer's                             The economy and interest rates may affect these high yield, high risk
ability to repay interest and                              securities differently from other securities.  Prices have been found
principal.                                                 to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or
These bonds are often issued by                            individual corporate developments.  Also, during an economic downturn
less creditworthy companies or                             or a substantial period of rising interest rates, highly leveraged
by highly leveraged (indebted)                             issuers may experience financial stress which would adversely affect
firms, which are generally less                            their ability to service principal and interest payment obligations, to
able than more financially                                 meet projected business goals and to obtain additional financing.
stable firms to make scheduled                             Changes by recognized rating agencies in their rating of any such
payments of interest and                                   security and in the ability of the issuer to make payments of interest
principal.  The risks posed by                             and principal will also ordinarily have a more dramatic effect on the
bonds issued under such                                    values of these investments than on the values of higher-rated
circumstances are substantial.                             securities.  Consequently, these changes will affect the Funds' net asset value per share.
---------------------------------- -------------------------------------------------------------------------------------------------

                                                                              27

----------------------------------    ----------------------------------------------------------------------------------------------
               Risks                                                 How we strive to manage them
----------------------------------    --------------------------- ------------------------ ------------------------ ----------------
                                      Delaware Global             Delaware International   Delaware New               Delaware Latin
                                      Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
----------------------------------    ----------------------------------------------------------------------------------------------
Region Risk is the risk associated    Delaware Global Opportunities Fund and           With respect to the Delaware New Europe and
with investing a majority of a        Delaware International Small Cap Fund are not    Delaware Latin America Funds, we maintain a
Fund's assets in a specific region    subject to region risk.                          long-term approach and focus on stocks in the
of the world.  A Fund's performance                                                    region we believe can appreciate over an
will be dependent upon the economic                                                    extended time frame.
and financial strength and
stability of the region.  An
investment in a Fund subject to
high region risk is likely to be
more volatile than an investment in
a more geographically diverse fund.
------------------------------------- ----------------------------------------------------------------------------------------------
Political Risk is the risk that       We evaluate the political situations in the countries where we invest and take into account
countries or the entire region        any potential risks before we select securities for the Fund's portfolios.  However, there is
where we invest may experience        no way to eliminate political risk when investing internationally.
political instability, which may
cause greater fluctuation in the
value and liquidity of our
investments due to changes in
currency exchange rates,
governmental seizures or
nationalization of assets.
------------------------------------- ----------------------------------------------------------------------------------------------
Information Risk is the risk that     We conduct fundamental research on the companies we invest in rather than relying solely on
foreign companies may be subject to   information available through financial reporting.  We believe this will help us to better
different accounting, auditing and    uncover any potential weaknesses in individual companies.
financial reporting standards than
U.S. companies.  There may be less
information available about foreign
issuers than domestic issuers.
Furthermore, regulatory oversight
of foreign issuers may be less
stringent or less consistently
applied than in the United States.
------------------------------------- ----------------------------------------------------------------------------------------------
Foreign Government Securities Risks   The Funds attempt to reduce the risks associated with investing in foreign governments by
relate to the ability of a foreign    setting rating standards and by limiting the portion of portfolio assets that may be invested
government or government related      in such securities.
issuer to make timely payments on
its external debt obligations.
This ability to make payments will
be strongly influenced by the
issuer's balance of payments,
including export performance, its
access to international credits and
investments, fluctuations in
interest rates and the extent of
its foreign reserves.
------------------------------------- ----------------------------------------------------------------------------------------------

                                                                              28

----------------------------------    ----------------------------------------------------------------------------------------------
               Risks                                                 How we strive to manage them
----------------------------------    --------------------------- ------------------------ ------------------------ ----------------
                                      Delaware Global             Delaware International   Delaware New               Delaware Latin
                                      Opportunities Fund          Small Cap Fund           Europe Fund                America Fund
----------------------------------    ----------------------------------------------------------------------------------------------
------------------------------------- ---------------------- ------------------------ ----------------------------------------------
Small Company Investment Risk             The Funds attempt to reduce this risk by diversifying investments.
includes the general risks of
investing in common stocks such as
market, economic and business risk
that cause their prices to
fluctuate over time.  Historically,
smaller capitalization stocks have
been more volatile in price than
larger capitalization stocks.
Among the reasons for the greater
price volatility of these
securities are the lower degree of
liquidity in the markets for such
stocks, and the potentially greater
sensitivity of such small companies
to changes in or failure of
management, and in many other
changes in competitive, business,
industry and economic conditions,
including risks associated with
limited production, markets,
management depth, or financial
resources.
------------------------------------- ----------------------------------------------------------------------------------------------
Transaction Costs Risk:  Costs of     Each of the Funds is subject to this risk.  We strive to monitor transaction costs and to
buying, selling and holding foreign   choose an efficient trading strategy for the Funds.
securities, including brokerage,
tax and custody costs, may be
higher than those involved in
domestic transactions
------------------------------------- ----------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager and sub-adviser

The Funds are managed by Delaware International Advisers Ltd. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware International Advisers makes investment decisions for these Funds, manages the Funds' business affairs and provides daily administrative services.

Delaware Management Company is the sub-adviser to Delaware Global Opportunities Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Opportunities Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

For their services to the Delaware Global Opportunities Fund, the manager and sub-adviser were paid an aggregate fee of 0.00% of average daily net assets of the Fund for the last fiscal year after giving effect to voluntary expense caps.

For its services to the Delaware International Small Cap Fund, the manager was paid a fee of 0.00% of average daily net assets of the Fund for the last fiscal year after giving effect to voluntary expense caps.

For its services to each of the Delaware New Europe Fund and Delaware Latin America Fund, the manager is paid an annual fee equal to 1.25% on the first $500 million of average daily net assets; 1.20% on the next $500 million; 1.15% on the next $1.5 billion; and 1.10% on the average daily net assets in excess of $2.5 billion.


Portfolio Managers

Delaware Global Opportunities Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Opportunities Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Trustee of Delaware International Advisers, has primary responsibility for making day-to-day investment decisions for Global Equity Fund. She has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder.

Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. Equity portion of the Fund since July 21, 1998. Prior to this at Delaware Investments, he managed mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Delaware International Small Cap Fund
Clive A. Gillmore, Joshua H. Brooks and Gavin A. Hall have primary responsibility for making day-to-day investment decisions for Delaware International Small Cap Fund.

Clive A. Gillmore, Senior Portfolio Manager and Trustee of Delaware International Advisers Ltd., has been managing the Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., has been managing the Fund since October 25, 1999. Mr. Brooks holds a bachelor's degree from Yale University and holds an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Gavin A. Hall, Senior Portfolio Manager of Delaware International Advisers Ltd., has been managing the Fund since October 25, 1999. Mr. Hall joined Delaware International Advisers in 1991. He began his investment career with Barings Investment Management Ltd. after attending Dulwich College. In 1988, he became a Portfolio Manager and Research Analyst covering the United Kingdom market at Hill Samuel Investment Management Ltd. At Delaware International Advisers his research responsibilities have included United Kingdom, Continental European and Asian equity markets.

Delaware New Europe Fund
Nigel G. May, Richard Ginty and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Delaware New Europe Fund, and have co-managed the Fund since its inception. Please see Delaware International Small Cap Fund for Mr. Brook's business experience.

Nigel G. May, Senior Portfolio Manager and Trustee of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.

Richard Ginty, Portfolio Manager of Delaware International Advisers, is a graduate of Sheffield University. He joined Delaware International Advisers in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware International Advisers, his business experience was with Kleinwort Benson Securities Limited, and prior to that time, with Fiduciary Trust International.

Delaware Latin America Fund
Robert Akester, Mr. Gillmore, and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Delaware Latin America Fund, and have co-managed the Fund since its inception. Please see Delaware International Small Cap Fund for Mr. Gillmore's and Mr. Brook's business experience.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Trustee of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

Investment Manager                                The Funds                     Custodian
Delaware International Advisers Ltd.                                            The Chase Manhattan Bank
Third Floor                                                                     4 Chase Metrotech Center
80 Cheapside                                                                    Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

Portfolio managers                       Distributor                            Service agent
(see page __ for details)                Delaware Distributors, L.P.            Delaware Service Company, Inc.
                                         1818 Market Street                     1818 Market Street
                                         Philadelphia, PA 19103                 Philadelphia, PA 19103

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
         Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult you tax adviser about your particular tax situation and how it might be affected by current law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds is required to withhold 31% of your taxable distributions and proceed if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Other investment policies and risk considerations

High yield, high risk securities

Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund may invest in high yield, high risk foreign fixed income securities. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by each Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities.
Consequently, these changes will affect a Fund's net asset value per share.

Foreign currency transactions

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Funds may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Funds may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize gains or losses from currency transactions.

The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business; cost of compliance plan review and contingency planning; and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
Delaware International Small Cap Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on Delaware International Small Cap Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

----------------------------------------------------- -----------------------------------------
                                                                           Institutional Class
----------------------------------------------------- -----------------------------------------
                                                             Year        Year        Period
                                                            Ended       Ended       7/22/97(1)
                                                            11/30       11/30       through
   Delaware Global Opportunities Fund                        1999        1998      11/30/97
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Net asset value, beginning of period                                   $8.230          $8.500
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Income from investment operations
----------------------------------------------------- ----------- -----------  ----------------
Net investment income(2)                                                0.210           0.056
----------------------------------------------------- ----------- -----------  ----------------
Net realized and unrealized gain (loss) on                              0.760          (0.326)
----------------------------------------------------- ----------- -----------  ----------------
Total from investment operations                                        0.970          (0.270)
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Less dividends
----------------------------------------------------- ----------- -----------  ----------------
Dividends from net investment income                                   (0.110)           none
----------------------------------------------------- ----------- -----------  ----------------
Total dividends                                                        (0.110)           none
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Net asset value, end of period                                         $9.090          $8.230
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Total return(3)                                                         11.95%          (3.18%)
----------------------------------------------------- ----------- -----------  ----------------
----------------------------------------------------- ----------- -----------  ----------------
Ratios and supplemental data
----------------------------------------------------- ----------- -----------  ----------------
Net assets, end of period (000 omitted)                                $3,253          $2,903
----------------------------------------------------- ----------- -----------  ----------------
Ratio of expenses to average net assets                                  0.80%           0.80%
----------------------------------------------------- ----------- -----------  ----------------
Ratio of expenses to average net assets
prior to expense limitation                                              1.25%           1.86%
----------------------------------------------------- ----------- -----------  ----------------
Ratio of net investment income to average net assets                     2.40%           1.86%
----------------------------------------------------- ----------- -----------  ----------------
Ratio of net investment income to average net
assets prior to expense limitation                                       1.95%           0.80%
----------------------------------------------------- ----------- -----------  ----------------
Portfolio turnover                                                         50%             25%
----------------------------------------------------- ----------- -----------  ----------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return reflect expense limitations in effect for the Fund.


--------------------------------------------------- ---------------- --------------------

                                                                     Institutional Class
                                                                        Year Ended 11/30
--------------------------------------------------- ---------------- --------------------
                                                               Year          Period
                                                              Ended        12/19/97(1)
Delaware International Small Cap Fund                         11/30         through
                                                               1999        11/30/98
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
Net asset value, beginning of period                                        $8.500
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
Income from investment operations
--------------------------------------------------- ---------------- --------------------
Net investment income(2)                                                     0.191
--------------------------------------------------- ---------------- --------------------
Net realized and unrealized gain (loss) on                                   0.309
investments and foreign currencies
--------------------------------------------------- ---------------- --------------------
Total from investment operations                                             0.500
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
Net asset value, end of period                                              $9.000
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
Total return(3)                                                              5.88%
--------------------------------------------------- ---------------- --------------------
--------------------------------------------------- ---------------- --------------------
Ratios and supplemental data
--------------------------------------------------- ---------------- --------------------
Net assets, end of period (000 omitted)                                     $3,175
--------------------------------------------------- ---------------- --------------------
Ratio of expenses to average net assets                                      1.25%
--------------------------------------------------- ---------------- --------------------
Ratio of expenses to average net assets
prior to expense limitation                                                  2.05%
--------------------------------------------------- ---------------- --------------------
Ratio of net investment income to average net                                2.25%
assets
--------------------------------------------------- ---------------- --------------------
Ratio of net investment income to average net
assets prior to expense limitation                                           1.45%
--------------------------------------------------- ---------------- --------------------
Portfolio turnover                                                              4%
--------------------------------------------------- ---------------- --------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return reflect expense limitations in effect for the Fund.

--------------------------------------------------- ----------------------
                                                          Institutional
                                                                  Class
                                                       Year Ended 11/30
--------------------------------------------------- ----------------------
                                                                 Period
                                                               12/29/98(1)
Delaware New Europe Fund                                        through
                                                               11/30/99
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
Net asset value, beginning of period
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
Income from investment operations
--------------------------------------------------- ----------------------
Net investment income2
--------------------------------------------------- ----------------------
Net realized and unrealized gain (loss) on
investments and foreign currencies
--------------------------------------------------- ----------------------
Total from investment operations
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
Net asset value, end of period
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
Total return(3)
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
Ratios and supplemental data
--------------------------------------------------- ----------------------
Net assets, end of period (000 omitted)
--------------------------------------------------- ----------------------
Ratio of expenses to average net assets
--------------------------------------------------- ----------------------
Ratio of expenses to average net assets
prior to expense limitation
--------------------------------------------------- ----------------------
Ratio of net investment income to average net
assets
--------------------------------------------------- ----------------------
Ratio of net investment income to average net
assets prior to expense limitation
--------------------------------------------------- ----------------------
Portfolio turnover
--------------------------------------------------- ----------------------
(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return reflect expense limitations in effect for the Fund.

--------------------------------------------------- --------------------
                                                        Institutional
                                                                Class
                                                     Year Ended 11/30
--------------------------------------------------- --------------------
                                                               Period
                                                             12/29/98(1)
                                                              through
Delaware Latin America Fund                                  11/30/99
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
Net asset value, beginning of period
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
Income from investment operations
--------------------------------------------------- --------------------
Net investment income(2)
--------------------------------------------------- --------------------
Net realized and unrealized gain (loss) on
investments and foreign currencies
--------------------------------------------------- --------------------
Total from investment operations
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
Net asset value, end of period
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
Total return(3)
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
Ratios and supplemental data
--------------------------------------------------- --------------------
Net assets, end of period (000 omitted)
--------------------------------------------------- --------------------
Ratio of expenses to average net assets
--------------------------------------------------- --------------------
Ratio of expenses to average net assets
prior to expense limitation
--------------------------------------------------- --------------------
Ratio of net investment income to average net
assets
--------------------------------------------------- --------------------
Ratio of net investment income to average net
assets prior to expense limitation
--------------------------------------------------- --------------------
Portfolio turnover
--------------------------------------------------- --------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return reflect expense limitations in effect for the Fund.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Morgan Stanley World Index

Morgan Stanley EAFE Index

Morgan Stanley Capital International Emerging Markets Free Index
The Morgan Stanley International Emerging Markets Free Index is a U.S. dollar dominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

Morgan Stanley Capital International Europe Index

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Appendix A - Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800.510.4015

Delaphone Service
800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-6324


Fund Symbols
                              CUSIP           NASDAQ


                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


P-002 [--] PP 1/00

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 31, 2000

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
                            Delaware Global Bond Fund
                       Delaware International Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Equity Fund
                          (formerly Global Assets Fund)
                       Delaware Global Opportunities Fund
                     (formerly Delaware Global Equity Fund)
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund

                               1818 Market Street
                             Philadelphia, PA 19103

              For more information about the Institutional Classes:
                                  800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of
               Class A Shares, Class B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500


         This Statement of Additional Information ("Part B") describes shares of the funds listed above (individually a "Fund" and collectively the "Funds") of Delaware Group Global & International Funds ("Global Funds"). Global Funds is a registered, open-end management investment company.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (together referred to the "Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares, except where noted.

         This Part B should be read in conjunction with the Prospectuses for the Funds dated January 31, 2000, as they may be amended from time to time. The Prospectuses may be obtained by writing or calling your investment dealer or by calling the Funds at 800-523-1918 or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS

Investment Policies and Portfolio Techniques

Accounting and Tax Issues

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Exchange

Distributions and Taxes

Investment Management Agreements and Sub-Advisory Agreements

Officers and Trustees

General Information

Financial Statements

Appendix A - Description of Ratings

Appendix B - Investment Objectives of the Other Funds in the Delaware
             Investments Family

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions

         Fundamental Investment Restrictions -- Global Funds has adopted the following restrictions for each Fund, as applicable (except where otherwise noted) which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         Delaware Global Bond Fund, Delaware International Equity Fund, Delaware Emerging Markets Fund and Delaware Global Equity Fund shall not:

         1. For Delaware International Equity Fund, as to 75% of its total assets, and for Global Bond, Global Equity and Delaware Emerging Markets Funds, as to 50% of their respective total assets, invest more than 5% of their respective total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. For International Equity, Global Bond and Delaware Global Equity Funds, invest in securities of other open-end investment companies, except as part of a merger, consolidation or other acquisition. This limitation does not prohibit a Fund from investing in the securities of closed-end investment companies at customary brokerage commission rates. Delaware Emerging Markets Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with a Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in securities secured by real estate or interests therein.

         5. For Delaware International Equity Fund, purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933 (the "1933 Act").

          7. Make any investment which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. For Delaware International Equity Fund, write, purchase or sell options, puts, calls or combinations thereof, except that such Fund may: (a) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options; (c) write covered call options; and (d) purchase put options if such Fund owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased and enter into closing transactions with respect to the activities noted above.

          9. Purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts and options on futures contracts in accordance with its respective prospectuses, subject to investment restriction 10 below.

         10. Enter into futures contracts or options thereon, except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

         11. Make short sales of securities, or purchase securities on margin, except that a Fund may satisfy margin requirements with respect to futures transactions.

         12. For Delaware International Equity Fund, invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         13. For Delaware International Equity Fund, purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Global Funds or of its investment manager if or so long as the trustees and officers of Global Funds and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         14. For Delaware International Equity Fund, invest in interests in oil, gas or other mineral exploration or development programs or leases.

         15. For Delaware International Equity Fund, invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets, and for Delaware Emerging Markets Fund, invest more than 15% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         16. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets. A Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         Although not considered to be a fundamental policy, restriction 5 above will apply to each of the Funds of Global Funds as a whole. In addition, although not considered a fundamental policy, for purposes of restriction 15 above, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets. As to Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Emerging Markets Fund, although not considered to be a fundamental investment restriction, each Fund will invest no more than 5% of its respective assets in warrants. Investment restrictions 5, 8, 12, 13, 14 and 15 above are nonfundamental policies of Delaware Global Bond Fund, Delaware Global Equity Fund and Delaware Emerging Markets Fund. Investment restrictions 1 and 2 above are nonfundamental policies of Delaware Emerging Markets Fund.

         Delaware International Small Cap Fund and Delaware Global Opportunities Fund shall not:

         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that a Fund may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, a Fund might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, a Fund may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

INVESTMENTS

Foreign Securities
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Global Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

Depositary Receipts
         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 15% (or, in the case of Delaware Global Bond, Delaware International Equity and Delaware Global Equity Funds, 10%) of its net assets in illiquid securities.

Non-Traditional Equity Securities
         Delaware Emerging Markets Fund, Delaware International Small Cap Fund, New Europe and Latin America may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Zero-Coupon Securities
         Each Fund may also invest in zero-coupon bonds. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Interest Rate Swaps
         In order to attempt to protect Delaware Global Bond Fund's investments from interest rate fluctuations, the Fund may engage in interest rate swaps. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Fund's investments, the Managers and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap.

         The use of interest rate swaps by the Fund involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Risks Relating to Russian Securities
         Delaware New Europe Fund may invest to a limited degree in Russian Securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on Delaware New Europe Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by Delaware New Europe Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for Delaware New Europe Fund to lose its registration through fraud, negligence or even mere oversight. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent Delaware New Europe Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Investment Company Securities
         Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Diversification
         While Delaware Global Bond Fund, Delaware Emerging Markets Fund and Delaware Global Equity Fund each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

Options

         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 15% (or, in the case of Delaware Global Bond, Delaware International Equity and Delaware Global Equity Funds, 10%) of its assets in illiquid securities.

Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.

         When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures
         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies
         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Fund's net assets. Should state laws change or Global Funds receive a waiver of their application for a Fund, the Funds reserve the right to increase this percentage.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Concentration
         In applying the Funds' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

SPECIAL RISK CONSIDERATIONS
        Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

        In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

        Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Delaware Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

        Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

        As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

        Among the foreign government and government related issuers in which Delaware Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which Delaware Emerging Markets Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which Delaware Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

        Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

        It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

        Delaware Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality. No Fund will purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Investment Manager. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. See Diversification under Investment Policies and Portfolio Techniques.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require Delaware Global Bond Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. Delaware Global Bond Fund will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                                              n
                                                      P (1 + T) = ERV

         Where:           P    =     a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class A Shares, the maximum front-end sales charge is deducted;

                          T    =     average annual total return;

                          n    =     number of years;

                        ERV    =     redeemable value of the hypothetical
                                     $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Below is the average annual total return performance of each Fund, other than New Europe and Delaware Latin America Funds, through November 30, 1999. The total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% (4.75% for Delaware Global Bond Fund) paid on the purchase of shares. The total return for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at the end of the period. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at the end of the period and, therefore, does not reflect the deduction of a CDSC. Pursuant to applicable regulation, total return shown for Delaware International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan expenses, and performance would have been affected had such an adjustment been made.

         Performance information for the Class B and C Shares of Delaware Global Opportunities Fund and Delaware International Small Cap Fund, New Europe and Delaware Latin America Funds is not provided because these shares have not commenced operations as the close of Global Fund's fiscal year.

         Prior to July 21, 1998, Delaware Global Equity Fund was named Global Assets Fund and its investment focus changed from a mix of foreign and U.S. fixed income stocks and bonds to primarily foreign and U.S. stocks.

         Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

                                              Average Annual Total Return(1)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
                                                                      1 year        3 years        5 years        Life of
                                                                      ended         ended          ended          Fund(4)
                                                                      11/30/99      11/30/99       11/30/99
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund A Class (at NAV)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund A Class (at Offer)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund B Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund B Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Bond Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund A Class (at Offer)(2)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund B Class (including CDSC)(3)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund B Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Equity Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund A Class (at NAV)(5)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund A Class (at Offer)(2)(5)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund B Class (including CDSC)(3)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------


--------------------------------------------------------------------- ------------- -------------- -------------- ----------
                                                                      1 year        3 years        5 years        Life of
                                                                      ended         ended          ended          Fund(4)
                                                                      11/30/99      11/30/99       11/30/99
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund B Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Emerging Markets Fund Institutional  Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund A Class (at NAV)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund A Class (at Offer)(2)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund B Class (including CDSC)(3)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund B Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Equity Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Opportunities Fund A Class (at NAV)(6)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Opportunities Fund A Class (at Offer)(2)(6)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Global Opportunities Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Small Cap Fund A Class (at NAV)(6)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Small Cap Fund A Class (at Offer)(2)(6)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware International Small Cap Fund Institutional  Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------


(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) The Fund's commencement of operations were as follows:

       ----------------------------------------------- ---------- ------------------------------------------------ ----------
       Delaware Global Bond Fund A Class               12/27/94   Delaware International Equity Fund A Class         10/31/91
       Delaware Global Bond Fund B Class               12/27/94   Delaware International Equity Fund B Class           9/6/94
       Delaware Global Bond Fund C Class               11/29/95   Delaware International Equity Fund C Class         11/29/95
       Delaware Global Bond Fund Institutional Class   12/27/94   Delaware International Equity Fund Institutional    11/9/92
                                                                  Class
       ----------------------------------------------- ---------- ------------------------------------------------ ----------
       Delaware Emerging Markets Fund A Class          6/10/96    Delaware Global Equity Fund A Class                12/27/94
       Delaware Emerging Markets Fund B Class          6/10/96    Delaware Global Equity Fund B Class                12/27/94
       Delaware Emerging Markets Fund C Class          6/10/96    Delaware Global Equity Fund C Class                11/29/95
       Delaware Emerging Markets Fund Institutional    6/10/96    Delaware Global Equity Fund Institutional Class    12/27/94
       Class
       ----------------------------------------------- ---------- ------------------------------------------------ ----------
       Delaware Global Opportunities Fund A Class      7/22/97    Delaware International Small Cap Fund A Class      12/19/97
       Delaware Global Opportunities Fund              7/22/97    Delaware International Small Cap Fund              12/19/97
       Institutional Class                                        Institutional Class
       ----------------------------------------------- ---------- ------------------------------------------------ ----------

 (5) For the period from February 1, 1998 through May 31, 2000, the Distributor elected voluntarily to waive 0.05% of Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.
(6) For the period from the commencement of operations through May 31, 2000, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.

           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, MSCI Emerging Markets Free Latin America Index, the MSCI Europe Index or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

           Delaware Bond Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

           The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula.

                                              a-b           6
                                 YIELD = 2[( ----  + 1)  - 1]
                                              cd

          Where:   a =  dividends and interest earned during the period;

                   b =  expenses accrued for the period (net of reimbursements);

                   c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

                   d = the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by Delaware Global Bond Fund. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields of Delaware Global Bond Fund A Class, Delaware Global Bond Fund B Class, Delaware Global Bond Fund C Class and Delaware Global Bond Fund Institutional Class for the 30-day period ended November 30, 1999 were 0.00%, 0.00%, 0.00% and 0.00%, respectively, reflecting the voluntary waiver of fees and payment of expenses by the Manager. Actual yield may be affected by variations in sales charges on investments.

         Past performance, such as reflected in quoted yields, should not be considered as representative of the results which may be realized from an investment in a Fund in the future. Investors should note that the income earned and dividends paid by Delaware Global Bond Fund will vary with the fluctuation of interest rates and performance of the portfolio to the extent of a Fund's investments in debt securities. The net asset value of any Fund may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through November 30, 1999. The calculations assume the reinvestment of any realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.



                             Cumulative Total Return(1)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                11/30/99     11/30/99     11/30/99      11/30/99    11/30/99     11/30/99     Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
A Class
(at NAV)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
A Class
(at Offer)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
B Class (including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
B Class (excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
C Class (including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
C Class (excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
Institutional Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International
Equity Fund
A Class (at NAV)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International
Equity Fund
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------


------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                11/30/99     11/30/99     11/30/99      11/30/99    11/30/99     11/30/99     Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
A Class (at Offer)(2)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
B Class (including CDSC)(3)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
B Class (excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
C Class (including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
C Class (excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund Institutional Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
A Class (at NAV)(5)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
A Class (at Offer)(2)(5)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
B Class (including CDSC)(3)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
B Class (excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------



------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                11/30/99     11/30/99     11/30/99      11/30/99    11/30/99     11/30/99     Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
C Class (including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
C Class (including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund Institutional  Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
A Class
(at NAV)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
A Class
(at Offer)(2)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
B Class
(including CDSC)(3)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
B Class
(excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
C Class
(including CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
C Class
(excluding CDSC)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------



------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                11/30/99     11/30/99     11/30/99      11/30/99    11/30/99     11/30/99     Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
Institutional Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Opportunities
Fund
A Class (at NAV)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Global Opportunities  Fund
A Class (at Offer)(2)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Global Opportunities  Fund
Institutional Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund A Class at NAV)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund A Class (at
Offer)(2)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund Institutional  Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Latin America Fund
A Class at NAV)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Latin America Fund
Institutional  Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware New Europe Fund
A Class at NAV)(6)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------



------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                11/30/99     11/30/99     11/30/99      11/30/99    11/30/99     11/30/99     Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware New Europe Fund
Institutional  Class
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------


(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4)      The Fund's commencement of operations were as follows:

         ---------------------------------------------- ---------------- ---------------------------------------------- ---------
         Delaware Global Bond Fund A Class              12/27/94         Delaware Global Equity Fund A Class            12/27/94
         Delaware Global Bond Fund B Class              12/27/94         Delaware Global Equity Fund B Class            12/27/94
         Delaware Global Bond Fund C Class              11/29/95         Delaware Global Equity Fund C Class            11/29/95
         Delaware Global Bond Fund Institutional Class  12/27/94         Delaware Global Equity Fund Institutional      12/27/94
                                                                         Class
         ---------------------------------------------- ---------------- ---------------------------------------------- ---------
         Delaware Emerging Markets Fund A Class         6/10/96          Delaware International Small Cap Fund A Class  12/19/97
         Delaware Emerging Markets Fund B Class         6/10/96          Delaware International Small Cap Fund          12/19/97
         Delaware Emerging Markets Fund B Class         6/10/96          Institutional Class
         Delaware Emerging Markets Fund Institutional   6/10/96
         Class
         ---------------------------------------------- ---------------- ---------------------------------------------- ---------
         Delaware Global Opportunities Fund A Class     7/22/97          Delaware Latin America Fund A Class            12/29/98
         Delaware Global Opportunities Fund             7/22/97          Delaware Latin America Fund Institutional      12/29/98
         Institutional Class                                             Class
         ---------------------------------------------- ---------------- ---------------------------------------------- ---------
         Delaware International Equity Fund A Class     10/31/91         Delaware New Europe Fund A Class               12/29/98
         Delaware International Equity Fund B Class     9/6/94           Delaware New Europe Fund Institutional Class   12/29/98
         Delaware International Equity Fund C Class     11/29/95
         Delaware International Equity Fund             11/9/92
         Institutional Class
         ---------------------------------------------- ---------------- ---------------------------------------------- ---------

(5) For the period from February 1, 1998 through May 31, 2000, the Distributor elected voluntarily to waive 0.05% of Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.
(6) For the period from the commencement of operations through May 31, 2000, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.


         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Global Funds and other Delaware Investments mutual funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company ("Delaware"), or Delaware Investment Advisers ("DIA"), both series of Delaware Management Business Trust, and the Manager, an affiliate of Delaware, and how that philosophy impacts Fund investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or DIA or the Manager, including the number of such clients serviced by Delaware, DIA and/or the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                 Number
                            Investment        Price Per         of Shares
                              Amount            Share           Purchased
          Month 1               $100            $10.00              10
          Month 2               $100            $12.50               8
          Month 3               $100             $5.00              20
          Month 4               $100            $10.00              10
          --------------- ---------------- ----------------- ----------------
                                $400            $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family of funds.

The Power of Compounding
          When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

          The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The Sub-Adviser performs this function with respect to transactions on behalf of Delaware Global Equity Fund and Delaware Global Opportunities Fund for the purchase and sale of U.S. securities. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.

          During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by were paid by the following Funds:

    ----------------------------------------------------- ----------------------------------------------------------
                                                                                November 30,
    ----------------------------------------------------- ----------------------------------------------------------
                                                                       1999               1998                  1997
                                                                       ----               ----                  ----
    ----------------------------------------------------- ----------------- ------------------ ---------------------
    Delaware International Equity Fund                                               $300,844              $318,619
    Delaware Emerging Markets Fund (1)                                                 52,507                91,510
    Delaware Global Equity Fund                                                        19,911                 1,541
    Delaware Global Opportunities Fund(2)                                                 798                  none
    Delaware International Small Cap Fund(3)                                           12,965                   N/A
    Delaware Latin America Fund(4)                                                        N/A                   N/A
    Delaware New Europe Fund(4)                                                           N/A                   N/A

    ----------------------------------------------------- ----------------- ------------------ ---------------------

(1) Date of initial public offering of Delaware Emerging Markets Fund was June 10, 1996.
(2) Date of initial public offering of Delaware Global Opportunities Fund was July 22, 1997.
(3) Date of initial public offering of Delaware International Small Cap Fund was December 19, 1997.
(4) Date of initial public offering of Delaware Latin America Fund and Delaware New Europe Fund was December 29, 1998.

         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During their last fiscal year, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

         ---------------------------------------------------- --------------------------- -----------------------------
                                                                               Portfolio                     Brokerage
                                                                            Transactions                   Commissions
                                                                                 Amounts                       Amounts
         ---------------------------------------------------- --------------------------- -----------------------------
         Delaware International Equity Fund
         Delaware Emerging Markets Fund
         Delaware Global Equity Fund
         Delaware Global Opportunities Fund
         Delaware International Small Cap Fund
         Delaware Latin America Fund(1)
         Delaware New Europe Fund(1)

         ---------------------------------------------------- --------------------------- -----------------------------

(1) Date of initial public offering of Delaware Latin America Fund and Delaware New Europe Fund was December 29, 1998.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the Sub-Adviser which constitute in some part brokerage and research services used by the Manager or the Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and the Funds' Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than twelve months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

         ---------------------------------------------------------------------- --------------- --------------
                                                                                          1999           1998
                                                                                          ----           ----
         ---------------------------------------------------------------------- --------------- --------------
         Delaware International Equity Fund                                                                5%
         Delaware Global Bond Fund                                                                        93%
         Delaware Emerging Markets Fund (1)                                                               47%
         Delaware Global Equity Fund                                                                      90%
         Delaware Global Opportunities Fund(2)                                                            50%
         Delaware International Small Cap Fund (3)                                                        4%*
         Delaware Latin America Fund(4)                                                                   N/A
         Delaware New Europe Fund(4)                                                                      N/A

         ---------------------------------------------------------------------- --------------- --------------

(1) Date of initial public offering of Delaware Emerging Markets Fund was June 10, 1996.
(2) Date of initial pubic offering of Delaware Global Opportunities Fund was July 22, 1997.
(3) Date of initial public offering of Delaware International Small Cap Fund was December 19, 1997.
(4) Date of initial public offering of Delaware Latin America Fund and Delaware New Europe Fund was December 29, 1998.
*    Annualized

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or the Sub-Adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares ($100,000 or more in the case of Delaware Global Bond Fund A Class), and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Global Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75% (4.75% in the case of Delaware Global Bond Fund); however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fee waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares of Delaware Global Bond Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares of the other Funds are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers ,Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         The Distributor has voluntarily elected to waive 0.05% of the payment of 12b-1 Plan expenses by Delaware Emerging Markets Fund A Class beginning February 1, 1998 through May 31, 2000.

         The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund from the commencement of the public offering through May 31, 2000.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A Shares, Class B Shares and
Class C Shares
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $50,000 or $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% (4% in the case of Delaware Global Bond Fund) of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve., Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes

         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. Global Funds Board of Trustees may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of Global Funds including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Global Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Global Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Global Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for its review.

The amount and purpose of 12b-1 plan payments from each Class were as follows for their last fiscal year.

                                           Delaware International Equity Fund            Delaware Global Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                          Class A       Class B       Class C       Class A       Class B       Class C
------------------------------------------------------------------------------------------------------------------------
Advertising
------------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports
------------------------------------------------------------------------------------------------------------------------
Broker Trails
------------------------------------------------------------------------------------------------------------------------
Broker Sales Charges
------------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses
------------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges
------------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers
------------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings
------------------------------------------------------------------------------------------------------------------------
Promotional-Other
------------------------------------------------------------------------------------------------------------------------
Prospectus Printing
------------------------------------------------------------------------------------------------------------------------
Telephone
------------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses
------------------------------------------------------------------------------------------------------------------------
Other
------------------------------------------------------------------------------------------------------------------------
Total
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                             Delaware Emerging Markets Fund         Delaware Global Equity Fund
---------------------------------------------------------------------------------------------------------------------
                                          Class A       Class B       Class C    Class A       Class B       Class C
---------------------------------------------------------------------------------------------------------------------
Advertising
---------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports
---------------------------------------------------------------------------------------------------------------------
Broker Trails
---------------------------------------------------------------------------------------------------------------------
Broker Sales Charges
---------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses
---------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges
---------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers
---------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings
---------------------------------------------------------------------------------------------------------------------
Promotional-Other
---------------------------------------------------------------------------------------------------------------------
Prospectus Printing
---------------------------------------------------------------------------------------------------------------------
Telephone
---------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses
---------------------------------------------------------------------------------------------------------------------
Other
---------------------------------------------------------------------------------------------------------------------
Total
---------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Global Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends.
See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of Delaware International Equity Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.

         The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of Delaware Global Opportunities Fund, Delaware International Small Cap Fund Delaware New Europe Fund and Delaware Latin America Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;


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

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher


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

education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax-filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


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

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in a Fund's financial statements which are incorporated by reference into this Part B.


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


         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Global Funds 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.



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

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of Delaware Global Bond Fund are subject to a CDSC of: (i) 4% if shares are redeemed during the first or second year after purchase (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares of the other Funds are subject to a CDSC of (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a

$7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

































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

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
          Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware Latin America Fund or Delaware New Europe Fund or for the Institutional Class of each Fund. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

Waiver of Contingent Deferred Sales Charge -Class C Shares
         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DISTRIBUTIONS AND TAXES

         Delaware International Equity Fund will normally declare and make payments from net investment income on a quarterly basis. Delaware Global Bond Fund will normally declare and make payments from net investment income on a monthly basis. Delaware Emerging Markets and Delaware Global Equity Funds each will normally declare and make payments from net investment income on an annual basis.

         Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

          Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (15% for individual investors in the 15% tax bracket.

         "Short-term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

          Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

          All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

          If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Global Funds as to the federal income tax status of dividends and distributions paid by the Funds.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         Delaware International Advisers Ltd. ("Delaware International"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to Delaware Global Bond Fund Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware Global Equity Fund, Delaware Global Opportunities Fund, Delaware International Small Cap Fund and Delaware New Europe Fund Delaware Latin America Fund subject to the supervision and direction of Global Funds' Board of Trustees. Delaware International has entered into separate Sub-Advisory Agreements with Delaware Management Company ("Delaware Management") for Delaware Global Equity Fund and Delaware Global Opportunities Fund. Delaware International is affiliated with Delaware Management.

         Delaware Management and its predecessors have been managing the funds in Delaware Investments since 1938. On November 30, 1999, Delaware Management, Delaware International and their affiliates within Delaware Investments were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed approximately $00,000,000,000 and investment company approximately $00,000,000,000 accounts.

         The Investment Management Agreement for each Fund is dated as follows:

         ---------------------------------------------------------------------------------------------------
         Fund                                    Date                        Approved by initial shareholder
         ---------------------------------------------------------------------------------------------------
         Delaware Global Bond                    November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware International Equity           November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware Emerging Markets               November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware Global Equity                  November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware Global Opportunities           November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware International Small Cap        November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware New Europe                     November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------
         Delaware Latin America                  November 23, 1999           November 23, 1999
         ---------------------------------------------------------------------------------------------------

         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the

Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of Global Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the trustees of Global Funds or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         The compensation payable by each Fund to Delaware International or Delaware Management, as applicable, for investment management services is equal to (on an annual basis) as follows:

         -------------------------------------------------------------------------------------------------------
         Fund                             Fee
         -------------------------------------------------------------------------------------------------------
         Delaware Global Bond Fund        0.75% on the first $500 million of average daily net assets;
                                          0.70% on the next $500 million; 0.65% on the next $1.5 billion;
                                          0.60% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware International Equity    0.85% on the first $500 million of average daily net assets,
         Fund                             0.80% on the next $500 million; 0.75% on the next $1.5 billion;
                                          0.70% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware Emerging Markets Fund   1.25% on the first $500 million of average daily net assets;
                                          1.20% on the next $500 million; 1.15% on the next $1.5 billion;
                                          and 1.10% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware Global Equity Fund      0.85% on the first $500 million of average daily net assets,
                                          0.80% on the next $500 million; 0.75% on the next $1.5 billion;
                                          0.70% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware Global Opportunities    0.85% on the first $500 million of average daily net assets,
         Fund                             0.80% on the next $500 million; 0.75% on the next $1.5 billion;
                                          0.70% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware International Small Cap 1.25% on the first $500 million of average daily net assets;
         Fund                             1.20% on the next $500 million; 1.15% on the next $1.5 billion;
                                          and 1.10% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware New Europe Fund         1.25% on the first $500 million of average daily net assets;
                                          1.20% on the next $500 million; 1.15% on the next $1.5 billion;
                                          and 1.10% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------
         Delaware Latin America Fund      1.25% on the first $500 million of average daily net assets;
                                          1.20% on the next $500 million; 1.15% on the next $1.5 billion;
                                          and 1.10% on the average daily net assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------------

         Under the separate Sub-Advisory Agreement for Delaware Global Opportunities Fund, Delaware Management manages the Funds' investments in U.S. securities. For the services provided to Delaware International, Delaware International pays Delaware Management a monthly fee equal to 50% of the fee paid to the Manager under the terms of the Investment Management Agreement.

         Under the Sub-Advisory Agreement Delaware Global Equity Fund, Delaware Management manages the Funds' investments in U.S. securities. Delaware Management will receive from the Manager 25% of the investment management fees under the Investment Management Agreement for Delaware Global Equity Fund.

         On November 30, 1999, the total net assets of the following Funds were:

        Delaware International Equity Fund
        Delaware Global Bond Fund
        Delaware Emerging Markets Fund
        Delaware Global Equity Fund
        Delaware Global Opportunities Fund
        Delaware International Small Cap Fund


         Delaware International has elected to waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Total Operating Expenses for a Fund do not exceed the following percentages of average daily net assets (exclusive of applicable 12b-1 payments, taxes, interest, brokerage commissions and extraordinary expenses) through , 2000.

         -------------------------------------------------- -----------
         Delaware Global Bond Fund(1)
         -------------------------------------------------- -----------
         Delaware Emerging Markets Fund (2)
         -------------------------------------------------- -----------
         Delaware Global Equity Fund (3)
         -------------------------------------------------- -----------
         Delaware Global Opportunities Fund (2)
         -------------------------------------------------- -----------
         Delaware International Small Cap Fund (2)
         -------------------------------------------------- -----------
         Delaware New Europe Fund (2)
         -------------------------------------------------- -----------
         Delaware Latin America Fund (2)
         -------------------------------------------------- -----------

(1) This expense cap is in place from December 1, 1998 through May 31, 1999. From the commencement of operations through November 30, 1998, Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by Delaware Global Bond Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of applicable 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) did not exceed on an annualized basis 0.95% of average daily net assets.
(2) This expense cap has been in place from the commencement of the Fund's operations.
(3) This expense cap is in place from June 1, 1998 through May 31, 1999. From the commencement of operations through May 31, 1998, Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by Delaware Global Equity Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of applicable 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) did not exceed on an annualized basis 0.95% of average daily net assets.

         For Delaware International Equity Fund, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware International Equity Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of applicable 12b-1 plan expenses, taxes, interest, brokerage commissions, extraordinary expenses) did not exceed 0.95% from the commencement of operations through May 31, 1994. Such commitment from June 1, 1994 through November 30, 1994 was 1.50% of average daily net assets and from December 1, 1995 through November 30, 1998 was 1.55% of average daily net assets.

         The expense waivers and/or payments will be reevaluated by the respective Manager periodically.

         Investment management fees incurred for the last three fiscal years with respect to each Fund at the end of the last fiscal year were as follows:

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Fund                                      November 30, 1999               November 30, 1998               November 30, 1997
----                                      -----------------               -----------------               -----------------
----------------------------------------- ------------------------------- ------------------------------- --------------------------

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware International Equity Fund                                        $2,084,553 earned               $1,412,913
                                                                          $2,084,553 paid                 $1,400,095
                                                                          $-0- waived                     $12,818 waived

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware Global Bond Fund                                                 $137,275 earned                 $111,059 earned
                                                                          $74,025 paid                    $-0- paid
                                                                          $63,250 waived                  $111,059 waived

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware Emerging Markets Fund (1)                                        $172,141 earned                 $185,509 earned
                                                                          $-0- paid                       $34,313 paid
                                                                          $172,141 waived                 $151,196 waived

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware Global Equity Fund                                               $132,982 earned                 $126,579 earned
                                                                          $55,228 paid                    $-0- paid
                                                                          $77,754 waived                  $126,579 waived

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware Global Opportunities Fund(2)                                     $25,114                         $8,529 earned
                                                                          $10,877                         $-0- paid
                                                                          $14,237                         $8,529 waived

----------------------------------------- ------------------------------- ------------------------------- --------------------------
Delaware International Small Cap Fund(3)                                  $37,005                         N/A
                                                                          $13,454                         N/A
                                                                          $23,551                         N/A

----------------------------------------- ------------------------------- ------------------------------- --------------------------

    (1)  Date of initial public offering was June 10, 1996.
    (2)  Commenced operations on July 22, 1997.
    (3)  Commenced operations on December 19, 1997.

         Delaware International and Delaware Management are controlled and indirectly, wholly owned by Delaware Management Holdings, Inc.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of the shares of each Fund under separate agreements dated as of November 23, 1999.

         The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. Commencing February 1, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses otherwise payable by Delaware Emerging Markets Fund A Class through May 31, 2000. The Distributor elected to voluntarily waive payments under the 12b-1 Plan for Delaware Global Opportunities Fund's, Delaware International Small Cap Fund's, Delaware New Europe Fund's and Delaware Latin America Fund's Class A Shares, Class B Shares and Class C Shares during the commencement of the public offering of the Fund through May 31, 2000.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an agreement dated November 23, 1998. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.


OFFICERS AND TRUSTEES

         The business and affairs of Global Funds are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Global Funds hold identical positions in each of the other funds in the Delaware Investments family. As of December 31, 1999, the officers and trustees of Global Funds, as a group, owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of each Fund.

         As of December 31, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund:

Class                                          Name and Address of Account                            Share Amount     Percentage
-----                                          ---------------------------                            ------------     ----------
Delaware International Equity Fund B Class     Merrill Lynch, Pierce, Fenner & Smith
                                               For the Sole Benefit of its Customers
                                               Attn: Fund Administration
                                               4800 Deer Lake Dr. East, 2nd Floor
                                               Jacksonville, FL 32246-6484

Delaware International Equity Fund C Class     Merrill Lynch, Pierce, Fenner & Smith
                                               For the Sole Benefit of its Customers
                                               Attn: Fund Administration
                                               4800 Deer Lake Dr. East, 2nd Floor
                                               Jacksonville, FL 32246-6484

Delaware International Equity Fund             Norwest Bank Colorado NA TTEE
Institutional Class                            County of Los Angeles Def Comp
                                               and Thrift Plan
                                               c/o Great West Life and Annuity
                                               8515 East Orchard Rd #2T2
                                               Englewood, CO 80111-5002

                                               Bankers Trust as Trustee for
                                               Coopers and Lybrand Map Savings Plan
                                               100 Plaza One Mail Stop 3048
                                               Jersey City, NJ 07311-3999

                                               Northern Telecom, Inc.
                                               Long Term Investment Plan
                                               c/o BTNY Service
                                               Attn: Gina Anzalone
                                               34 Exchange Place Mail Stop 3064
                                               Jersey City, NJ 07302-3885

Delaware International Equity Fund             RS 401(k) Plan
Institutional Class                            Price Waterhouse Coopers LLP
                                               Savings Plan
                                               c/o Delpac 16th Floor
                                               1818 Market Street
                                               Philadelphia, PA 19103-3638

Delaware Global Equity Fund A Class            RS DMTC 401(k) Plan
                                               Pacific Detroit Diesel-Allison
                                               401(k) Plan
                                               Attn: Retirement Plans
                                               1818 Market St. 16th Floor
                                               Philadelphia, PA 19103


Class                                          Name and Address of Account                            Share Amount     Percentage
-----                                          ---------------------------                            ------------     ----------
Delaware Global Equity Fund B Class            Merrill Lynch, Pierce, Fenner & Smith
                                               For the Sole Benefit of its Customers
                                               SEC#97F14
                                               Attn: Fund Administration
                                               4800 Deer Lake Dr. East, 2nd Floor
                                               Jacksonville, FL 32246-6484

Delaware Global Equity Fund C Class            Merrill Lynch, Pierce, Fenner & Smith
                                               For the Sole Benefit of its Customers
                                               SEC#97F14
                                               Attn: Fund Administration
                                               4800 Deer Lake Dr. East, 2nd Floor
                                               Jacksonville, FL 32246-6484

Delaware Global Equity Fund                    RS DMC Employee Profit Sharing Plan
Institutional Class                            Delaware Management Company
                                               Employee Profit Sharing Trust
                                               c/o Rick Seidel
                                               1818 Market St.
                                               Philadelphia, PA 19103-3682

                                               RS DMTC P/S Plan
                                               Columbia Diagnostics, Inc. P/S
                                               Attn: Retirement Plans
                                               1818 Market St.
                                               Philadelphia, PA 19103-3638

Delaware Global Bond Fund B Class              Bruce A. Baker and Claire B. Baker
                                               5 Shaftsbury Villa  Allen St.
                                               United Kingdom Kensington
                                               London W86UZ

Delaware Global Bond Fund B Class              Donaldson Lufkin Jenrette
                                               Securities Corporation Inc.
                                               P.O. Box 2052
                                               Jersey City, NJ 07303-2052

                                               NFSC/FEBO #BQD-951714
                                               NFSC/FMTC IRA Rollover
                                               FBO Lester C. Gilman Jr.
                                               1485 Kathleen Pl.
                                               Englewood, FL 34223-4321

                                               NFSC/FEBO #BQ5-903701
                                               NFSC/FMTC IRA
                                               FBO Myra S. Holladay
                                               P.O. Box 52071
                                               Albany, GA 31703-2071



Class                                          Name and Address of Account                            Share Amount     Percentage
-----                                          ---------------------------                            ------------     ----------
Delaware Global Bond Fund C Class              NFSC/FEBO #BT9-238031
                                               John S. McNally
                                               Charlotte McNally
                                               457 Glenview Dr.
                                               Lower Burrell, PA 15068-3020

Delaware Global Bond Fund Institutional Class  Lincoln National Life Insurance Co.
                                               Attn: Karen Gerke 4C01
                                               1300 S. Clinton St.
                                               Fort Wayne, IN 46802-3518

                                               RS DMC Employee Profit Sharing Plan
                                               Delaware Management Company
                                               Employee Profit Sharing Trust
                                               c/o Rick Seidel
                                               1818 Market St.
                                               Philadelphia, PA 19103-3682

                                               NFSC/FEBO #179-367451
                                               Benson Rev Dec of Trust
                                               Roger S. Benson TTEE
                                               U/A 10/18/85
                                               7550 Hillside Dr.
                                               La Jolla, CA 92037-3940

Delaware Emerging Markets Fund B Class         Merrill Lynch, Pierce, Fenner & Smith
                                               For the Sole Benefit of its Customers
                                               SEC#97KB3
                                               Attn: Fund Administration
                                               4800 Deer Lake Dr. East, 2nd Floor
                                               Jacksonville, FL 32246-6484

Delaware Emerging Markets Fund                 RS DMC Employee Profit Sharing Plan
Institutional Class                            Delaware Management Company
                                               Employee Profit Sharing Trust
                                               C/o Rick Seidel
                                               1818 Market Street
                                               Philadelphia, PA 19103-3682

                                               Chase Manhattan Bank C/F
                                               Delaware Group Foundation Funds
                                               Balanced Portfolio
                                               Attn: Marisol Gordon
                                               Global Investment Services
                                               3 Metrotech Center 8th Floor
                                               Brooklyn, NY 11201-3800


Class                                          Name and Address of Account                            Share Amount     Percentage
-----                                          ---------------------------                            ------------     ----------
Delaware Emerging Markets Fund                 Chase Manhattan Bank C/F
Institutional Class                            Delaware Group Foundation Funds
                                               Growth Portfolio
                                               Attn: Marisol Gordon
                                               Global Investment Services
                                               3 Metrotech Center 8th Floor
                                               Brooklyn, NY 11201-3800

International Small Cap                        Delaware Management Business Trust-DIA
Fund A Class                                   Attn: Joseph H. Hastings
                                               1818 Market Street 17th Floor
                                               Philadelphia, PA 19103-3638

Delaware Global Opportunities Fund A Class     Kandiah Balendran and
                                               Radhika Balendran JT WROS
                                               1 Bromley Ct
                                               Voorhees, NJ 08043-3922

                                               DMTC Custodian for the Rollover IRA of
                                               Arber Lee Hayes
                                               8558 Black Kite Dr.
                                               Elk Grove, CA 95624-1222

                                               DMTC Custodian for the IRA of
                                               Caralyn B. Ballou
                                               45 Glenwood Ave.
                                               Northfield, MA 01360-1125

                                               DMTC Custodian for the Roth IRA of
                                               Becky L. Hammer
                                               1036 S 2800 W
                                               Ogden, UT 84404-9596

Delaware Global Opportunities Fund A Class     DMTC Custodian for
                                               Christopher A. McGinnis
                                               28 Gerry Ln.
                                               Sicklerville, NJ 08081-4472

Delaware Global Opportunities Fund             Lincoln National Life Insurance, Co.
Institutional Class                            c/o Lincoln Investment Management, Inc.
                                               Attn: Carol A. Schmidt - Mgr. Sec. Adm. 3R
                                               200 East Berry St.
                                               Fort Wayne, IN 46802-2706


Class                                          Name and Address of Account                            Share Amount     Percentage
-----                                          ---------------------------                            ------------     ----------
Delaware New Europe Fund A Class               David F. Frank
                                               801 W. Park Ave. Apt. 30D
                                               Lindenwold, NJ 08021-3643

Delaware New Europe Fund Institutional Class   Lincoln National Life Insurance Co.
                                               1300 S. Clinton St.
                                               Fort Wayne, IN 46802-3518

Delaware Latin America Fund A Class            Alfio Leone IV
                                               209 Crickett Ave.
                                               Ardmore, PA 19003-2120

Delaware Latin America Fund                    Lincoln National Life Insurance Co.
Institutional Class                            1300 S. Clinton St.
                                               Fort Wayne, IN 46802-3518


         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of Global Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.


--------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
--------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                            Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director/Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
                                            Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                                            Investment Officer and Director/Trustee of Delaware Management Company,
                                            Inc. and Delaware Management Business Trust; Chairman, President, Chief
                                            Executive Officer and Chief Investment Officer of Delaware Management
                                            Company (a series of Delaware Management Business Trust); Chairman,
                                            Chief Executive Officer and Chief Investment Officer of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust);
                                            Chairman and Chief Executive Officer of Delaware International Advisers
                                            Ltd.; Chairman, Chief Executive Officer and Director of Delaware
                                            International Holdings Ltd.; Chief Executive Officer of Delaware
                                            Management Holdings, Inc.; President and Chief Executive Officer of
                                            Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of
                                            Delaware Service Company, Inc. and Retirement Financial Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the
                                            Delaware organization.

--------------------------------------------------------------------------------------------------------------------------
----------------------
* Trustee affiliated with Global Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
--------------------------------------------------------------------------------------------------------------------------
*David K. Downes (59)                       President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                            Officer and Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            of Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

--------------------------------------------------------------------------------------------------------------------------
----------------------
* Trustee affiliated with Global Funds' investment manager and considered an
"interested person" as defined in the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
--------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                       Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.

--------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)                         Director/Trustee of Global Funds and 18 other investment companies in the
                                            Delaware Investments family.

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                            Investments family from 1986 to 1991; President of each fund from 1977 to 1990;
                                            and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company,
                                            Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care Services from 1995 to 1999.

--------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group, Inc. in 1988.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
--------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)                           Director/Trustee of Global Funds and each of the other 32 other investment companies in the Delaware Investments family.

                                            785 Park Avenue, New York, NY  10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was
                                            Adjunct Professor of Columbia Business School.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
--------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)                      Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                                            from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

--------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)                        Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
                                            The Ryland Group, Inc., Columbia, MD.

--------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)                       Director/Trustee of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets
                                            for the 3M Corporation; Manager of Benefit Fund Investments for the
                                            3M Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation,
                                            1983-1985; Consultant--Investment Technology Group of Chase Econometrics,
                                            1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the
                                            Federal Reserve Bank of Chicago, 1970-1974.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Officer                              Business Experience
--------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)           Executive Vice President and Chief Investment Officer, Equity of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                     Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a
                                     series of Delaware Management Business Trust)

                                     Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                     Management, Inc.

                                     Executive Vice President/Chief Investment Officer of Delaware Management Company (a
                                     series of Delaware Management Business Trust)

                                     Executive Vice President and Trustee of  Delaware Management Business Trust

                                     Director of Delaware International Advisers Ltd.

                                     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

--------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)              Executive Vice President and Chief Investment Officer, Fixed Income of Global Funds and
                                     each of the other 32 investment companies in the Delaware Investments family.

                                     Director of Delaware Management Holdings, Inc. and Founders CBO Corporation.

                                     Executive Vice President/Chief Investment Officer, DMC-Fixed Income of Delaware
                                     Management Company (a series of Delaware Management Business Trust)

                                     Executive Vice President/Chief Investment Officer, DIA-Fixed Income of Delaware
                                     Investment Advisers (a series of Delaware Management Business Trust)

                                     Executive Vice President and Director of Founders Holdings, Inc.

                                     Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                     Management, Inc.

                                     Mr. McMeekin joined Delaware Investments in 1999.  During the past five years, he has also served in various executive capacities for Lincoln National Corporation.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)             Executive Vice President/General Counsel of Global Funds and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Holdings,
                                     Inc., Delaware Distributors, L.P., Delaware Management Company (a series of Delaware
                                     Management Business Trust), Delaware Investment Advisers (a series of Delaware Management
                                     Business Trust) and Founders CBO Corporation.

                                     Executive Vice President/General Counsel and Director of Delaware International
                                     Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management
                                     Company, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                     Retirement Financial Services, Inc., Delaware Distributors, Inc. and Delaware
                                     Management Trust Company.

                                     Executive Vice President and Trustee of Delaware Management Business Trust.

                                     Director of Delaware International Advisers Ltd.

                                     Director of HYPPCO Finance Company Ltd.

                                     During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Officer                                  Business Experience
--------------------------------------------------------------------------------------------------------------------------
Eric E. Miller (46)                      Senior Vice President/Deputy General Counsel and Secretary of Global Funds and
                                         each of the other 32 investment companies in Delaware Investments.

                                         Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                         Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware
                                         Management Company, Inc., Delaware Management Business Trust, Delaware
                                         Management Company (a series of Delaware Management Business Trust),
                                         Delaware Investment Advisers (a series of Delaware Management Business Trust),
                                         Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                         Retirement Financial Services, Inc., Delaware Distributors, Inc., Delaware
                                         Distributors, L.P. and Founders Holdings, Inc.

                                         During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.

--------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)                  Senior Vice President/Corporate Controller of Global Funds and each of the other 32 investment companies in the Delaware Investments family and Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust)

                                         Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                         Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management Company, Inc.,
                                         Delaware Management Business Trust, Delaware Management Company (a series of
                                         Delaware Management Business Trust), Delaware Distributors, L.P., Delaware
                                         Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                         Inc., Delaware International Holdings Ltd., Founders Holdings, Inc. and Delaware
                                         Management Business Trust

                                         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                         Management Trust Company

                                         Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                         Chief Financial Officer of Retirement Financial Services, Inc.

                                         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)                   Senior Vice President and Treasurer of Global Funds and each of the other 32 investment companies in the Delaware Investments family.

                                         Senior Vice President/Investment Accounting of Delaware Management Company (a
                                         series of Delaware Management Business Trust), Delaware Service Company, Inc.
                                         and Delaware Capital Management, Inc. and Founders Holdings, Inc.

                                         Senior Vice President and Treasurer/ Investment Accounting of Delaware
                                         Distributors, L.P. and Delaware Investment Advisers (a series of Delaware
                                         Management Business Trust)

                                         Senior Vice President/Manager of Investment Accounting of Delaware
                                         International Holdings, Inc.

                                         Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President
                                         for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS
                                         First Boston Investment Management, New York, NY from 1993 to 1994 and an
                                         Assistant Vice President for Equitable Capital Management Corporation,
                                         New York, NY from 1987 to 1993.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Officer                                  Business Experience
--------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold (34)                     Vice President/Portfolio Manager of Global Funds, each of the other 32 investment companies in the Delaware Investments family and Delaware Management
                                          Company, Delaware Investment Advisers and Delaware Capital Management, Inc.

                                          During the past five years, Mr. Arnold has served in various capacities at different times within the Delaware organization.

--------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Global Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for their respective fiscal years and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of November 30, 1999. Only the independent trustees of the Fund receive compensation from the Fund.

     ---------------------------------------------------------------------------------------------------------
                                                     Pension or
                                                     Retirement
                                                      Benefits                                    Total
                                                      Accrued             Estimated            Compensation
                                   Aggregate         as Part of            Annual                  from
                                 Compensation          Global             Benefits               Delaware
                                  from Global          Funds                Upon               Investments
     Name(3)                         Funds            Expenses          Retirement(1)          Companies(2)
     ---------------------------------------------------------------------------------------------------------
     Walter P. Babich                                   None               $38,000
     ---------------------------------------------------------------------------------------------------------
     John H. Durham                                     None               $32,180
     ---------------------------------------------------------------------------------------------------------
     Anthony D. Knerr                                   None               $38,000
     ---------------------------------------------------------------------------------------------------------
     Ann R. Leven                                       None               $38,000
     ---------------------------------------------------------------------------------------------------------
     Thomas F. Madison                                  None               $38,000
     ---------------------------------------------------------------------------------------------------------
     Charles E. Peck                                    None               $38,000
     ---------------------------------------------------------------------------------------------------------
     Janet L. Yeomans(4)                                None               $38,000
     ---------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of November 30, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $32,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann
         R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) W. Thacher Longstreth served as an independent trustee of Global Funds during its last fiscal years. For the period December 1, 1998 through March 17, 1999, Mr. Longstreth received $0,000 from Global Funds and $00,000 for all investment companies in the Delaware Investments family.
(4) Janet L Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

GENERAL INFORMATION

         Global Funds, Inc. is an open-end management investment company. Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991 and reorganized as a Delaware business trust on November 23, 1999.

          Delaware International and Delaware Management, the investment managers to the Funds, also provide investment management services to certain of the other funds in the Delaware Investments family. An affiliate of each Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

--------------------------------------------------------------------------
                   Delaware International Equity Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98                  396,347             327,390          68,957
11/30/97                  637,741             528,999         108,742
--------------------------------------------------------------------------


--------------------------------------------------------------------------
                        Delaware Global Bond Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98                   14,425              11,667           2,758
11/30/97                   36,196              28,643           7,553

--------------------------------------------------------------------------


--------------------------------------------------------------------------
                     Delaware Emerging Markets Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98                  $42,873             $35,289          $7,584
11/30/97(1)               281,015             266,705          14,310

--------------------------------------------------------------------------

(1) Date of initial public offering was June 10, 1996.

--------------------------------------------------------------------------
                       Delaware Global Equity Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98                  $42,465             $35,927          $6,538
11/30/97                   76,066              63,246          12,820

--------------------------------------------------------------------------

--------------------------------------------------------------------------
                   Delaware Global Opportunities Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98               none                  none           none
11/30/97(1)            none                  none           none
--------------------------------------------------------------------------

(1) Date of initial public offering was July 22, 1997.

--------------------------------------------------------------------------
                   Delaware Global Opportunities Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99
11/30/98(1)            none                  none           none

--------------------------------------------------------------------------

(1) Date of initial public offering was December 19, 1997.

--------------------------------------------------------------------------
                        Delaware New Europe Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99(1)

--------------------------------------------------------------------------

(1) Date of initial public offering was December 29, 1998.

--------------------------------------------------------------------------
                       Delaware Latin America Fund
                             Class A Shares
--------------------------------------------------------------------------
                          Total
Fiscal                  Amount of           Amounts            Net
Year                  Underwriting         Reallowed       Commission
Ended                  Commissions        to Dealers       to DDLP/DDI
--------------------------------------------------------------------------
11/30/99(1)

--------------------------------------------------------------------------

(1) Date of initial public offering was December 29, 1998.

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Limited CDSC Payments
-----------------------------------------------------------------------------------------------------------------------------------
              Delaware                     Delaware                      Delaware       Delaware
Fiscal     International    Delaware       Emerging       Delaware        Global      International                      Delaware
Year           Equity      Global Bond     Markets     Global Equity   Opportunities    Small Cap      Delaware New        Latin
Ended           Fund          Fund           Fund           Fund           Fund           Fund         Europe Fund     America Fund
              A Class        A Class      A Class(1)      A Class       A Class(1)     A Class(1)       A Class(1)      A Class(1)
-----------------------------------------------------------------------------------------------------------------------------------
11/30/99
11/30/98       4,706          ---            ---            ---             ---            ---
11/30/97        ---           ---            ---            ---             ---            N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offerings were as follows: Delaware Emerging Markets Fund A Class - June 10, 1996; Delaware Global Opportunities Fund - July 22, 1997; Delaware International Small Cap Fund - December 19, 1997; Delaware New Europe Fund - December 29, 1998; and Delaware Latin America Fund - December 29, 1999.

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                         CDSC Payments
-----------------------------------------------------------------------------------------------------------------------------------
              Delaware                     Delaware                      Delaware       Delaware
Fiscal     International    Delaware       Emerging       Delaware        Global      International                      Delaware
Year           Equity      Global Bond     Markets     Global Equity   Opportunities    Small Cap      Delaware New        Latin
Ended           Fund          Fund           Fund           Fund           Fund           Fund         Europe Fund     America Fund
              B Class        B Class      B Class(1)      B Class       B Class(1)     B Class(1)       B Class(1)      B Class(1)
-----------------------------------------------------------------------------------------------------------------------------------
11/30/99
11/30/98     99,962          7,957          6,091          8,550           none           none
11/30/97     56,080          3,667          4,249          9,391           none           N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offerings were as follows: Delaware Emerging Markets Fund A Class - June 10, 1996; Delaware Global Opportunities Fund - July 22, 1997; Delaware International Small Cap Fund - December 19, 1997; Delaware New Europe Fund - December 29, 1998; and Delaware Latin America Fund - December 29, 1999.

         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                         CDSC Payments
-----------------------------------------------------------------------------------------------------------------------------------
              Delaware                     Delaware                      Delaware       Delaware
Fiscal     International    Delaware       Emerging       Delaware        Global      International                      Delaware
Year           Equity      Global Bond     Markets     Global Equity   Opportunities    Small Cap      Delaware New        Latin
Ended           Fund          Fund           Fund           Fund           Fund           Fund         Europe Fund     America Fund
              C Class        C Class      C Class(1)      C Class       C Class(1)     C Class(1)       C Class(1)      C Class(1)
-----------------------------------------------------------------------------------------------------------------------------------
11/30/99
11/30/98     $12,696          $298          $1,265        $1,011           none            none
11/30/97       5,271            65             678         1,088           none            N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offerings were as follows: Delaware Emerging Markets Fund A Class - June 10, 1996; Delaware Global Opportunities Fund - July 22, 1997; Delaware International Small Cap Fund - December 19, 1997; Delaware New Europe Fund - December 29, 1998; and Delaware Latin America Fund - December 29, 1999.

         The Transfer Agent, an affiliate of the Managers, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Global Funds' advisory relationship with Delaware International and Delaware or its distribution relationship with the Distributor, Delaware and its affiliates could cause Global Funds to delete the words "Delaware Group" from Global Funds' name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Global Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each of their respective Classes. Each Fund currently offers four classes of shares.

         While shares of Global Funds have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those Classes.

         Prior to September 6, 1994, Delaware International Equity Fund A Class was known as Delaware International Equity Fund class and Delaware International Equity Fund Institutional Class was known as Delaware International Equity Fund (Institutional) class. Prior to July 21, 1998, Delaware Global Equity Fund and its respective classes were known as Global Assets Fund. Prior to July 21, 1998, Delaware Global Opportunities Fund and its respective classes were known as Delaware Global Equity Fund.

         Effective as of August 16, 1999, the names of the Funds changed as follows. Corresponding changes were also made to each of the Funds' Classes.

--------------------------------------------------------------------------------
Old name                           New name as of August 16, 1999
--------------------------------------------------------------------------------
Global Bond Fund                   Delaware Global Bond Fund
--------------------------------------------------------------------------------
International Equity Fund          Delaware International Equity Fund
--------------------------------------------------------------------------------
Emerging Markets Fund              Delaware Emerging Markets Fund
--------------------------------------------------------------------------------
Global Equity Fund                 Delaware Global Equity Fund
--------------------------------------------------------------------------------
Global Opportunities Fund          Delaware Global Opportunities Fund
--------------------------------------------------------------------------------
International Small Cap Fund       Delaware International Small Cap Fund
--------------------------------------------------------------------------------
New Europe Fund                    Delaware New Europe Fund
--------------------------------------------------------------------------------
Latin America Fund                 Delaware Latin America Fund
--------------------------------------------------------------------------------

         As of November 23, 1999, Delaware Group Global & International Funds, Inc. changed its name to Delaware Group Global & International Funds.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds' shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

EURO
         Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. In addition, full implementation of the Euro will extend over a period of several years. Initial implementation of the Euro occurred on January 1, 1999 without disruption of services provided to each Fund. Each Fund's service providers cooperated over the implementation weekend and following weeks to reconcile their records and procedures. Going forward, if a Fund is invested in securities of participating countries or countries that elect to participate at a later date, it could be adversely affected if the computer systems used by its applicable service providers are not properly prepared to handle the implementation of this single currency through completion of the process or the adoption of the Euro by additional countries in the future.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Global & International Funds and, in its capacity as such, audits the annual financial statements of Delaware International Equity Fund, Delaware Global Bond Fund, Delaware Emerging Markets Fund, Delaware Global Equity Fund, Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund. The Funds' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1999 are included in the Funds' Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

         The Fund has the ability to invest up to 10% of its net assets in high yield, high risk fixed-income securities. The following paragraphs contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

MOODY'S INVESTORS SERVICE

BOND RATINGS
         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.

         P-1: Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.

         P-2: Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

         P-3: Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

MUNICIPAL NOTE RATINGS
         Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1:   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:   This designation denotes favorable quality. All security
                elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS
         AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC and CC: Debt rated BB, B, CCC or CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C: This rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS
         S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         A-1: The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.

         A-2: Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.

         A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTE RATINGS
         An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:  Satisfactory capacity to pay principal and interest.

         SP-3:  Speculative capacity to pay principal and interest.

APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.



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


         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.



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


         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its investment objective by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware Montana Municipal Bond Fund seek as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).



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

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918.

INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England EC2V 6EE

INVESTMENT SUB-ADVISERS
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware Global Bond Fund
Delaware International Equity Fund
Delaware Emerging Markets Fund
Delaware Global Equity Fund
  (formerly Global Assets Fund)
Delaware Global Opportunities Fund
  (formerly Global Equity Fund)
Delaware International Small Cap Fund
Delaware New Europe Fund
Delaware Latin America Fund


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
INSTITUTIONAL CLASS



PART B

STATEMENT OF
ADDITIONAL INFORMATION



January 31, 2000


----------------
DELAWARE(SM)
INVESTMENTS
----------------


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


                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 31, 2000

                          DELAWARE GROUP ADVISER FUNDS
                            Delaware New Pacific Fund
                          Delaware Overseas Equity Fund

                               1818 Market Street
                             Philadelphia, PA 19103

              For more information about the Institutional Classes:
                                  800-510-4015

                 For Prospectus, Performance and Information on
                   Existing Accounts of Class A Shares, Class
                          B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500


         This Statement of Additional Information ("Part B") describes shares of the funds listed above (individually a "Fund" and collectively the "Funds") for Delaware Group Adviser Funds ("Adviser Funds"). Adviser Funds is registered, open-end management investment company.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (together referred to the "Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares, except where noted.

         This Part B should be read in conjunction with the Prospectuses for the Funds dated January 31, 2000, as they may be amended from time to time. The Prospectuses may be obtained by writing or calling your investment dealer or by calling the Funds at 800-523-1918 or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS

Investment Policies and Portfolio Techniques

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Exchange

Dividends, Distributions and Taxes

Investment Management Agreement and Sub-Advisory Agreements

Officers and Trustees

General Information

Financial Statements

Appendix A - Investment Objectives of the Other Funds in the Delaware
             Investments Family

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions
         Fundamental Investment Restrictions -- Adviser Fund has adopted the following restrictions for each Fund, as applicable (except where otherwise noted) which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:
         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         In addition the Funds shall not:

         1. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of the Fund's assets (determined at the time of investment) would then be invested in securities of a single issuer;

         2. Purchase any securities (other than obligations of the U.S. government, its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason). Foreign governments, including agencies and instrumentalities thereof, and each of the electric utility, natural gas distribution, natural gas pipeline, combined electric and natural gas utility, and telephone industries shall be considered as a separate industry for this purpose;

         3. Buy or sell real estate, interests in real estate or commodities or commodity contracts; however, each Fund may invest in debt securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) and financial futures contracts and options thereon;

         4. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause Adviser Funds, Inc. to be considered an underwriter as that term is defined under the 1933 Act, as amended;

         5. Make loans in an aggregate amount in excess of one-third of a Fund's total assets, taken at the time any loan is made, provided that entering into certain repurchase agreements and purchasing debt securities shall not be deemed loans for the purposes of this restriction;

         6. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales;

         7. Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund's assets, and except that Funds may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by a Fund may not exceed one-third of the Fund's total assets;

         8. Invest in securities of other investment companies except as may be acquired as part of a merger, consolidation, reorganization or acquisition of assets and except that each of the Funds may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

         9. Make investments for the purpose of exercising control or management;

         10. Invest in securities of any issuer if, to the knowledge of Adviser Funds, Inc., any officer or director of the Adviser Funds, Inc. or the Manager or any sub-adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

         11. Purchase any security if as a result a Fund would then have more than 5% of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three years old; or

         12. Purchase illiquid securities or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

         In order to comply with certain state "blue sky" restrictions, Delaware New Pacific Fund and Delaware Overseas Equity Fund will not as a matter of operating policy:

         1. Invest in oil, gas and mineral leases or programs;

         2. Purchase warrants if as a result the Fund would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange will be limited to 2% of the net assets of Adviser Funds, Inc. (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value;

         3. In connection with investment restriction number eight above, invest in securities issued by other investment companies without waiving the advisory fee on that portion of its assets invested in such securities; or

         4. Purchase puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

INVESTMENTS

         The Prospectuses discuss the Funds' investment objectives and the policies followed to achieve those objectives. The following discussion supplements the description of the Funds' investment objectives and policies in the Prospectuses.

Mortgage-Backed Securities
         Each Fund may invest in mortgage-related securities including those representing an undivided ownership interest in a pool of mortgages.

         Government National Mortgage Association Certificates. Certificates issued by the Government National Mortgage Association ("GNMA") are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government.

         Principal is paid back monthly by the borrower over the term of the loan. Investment of prepayments may occur at higher or lower rates than the anticipated yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately nine and 12 years.

         FNMA and FHLMC Mortgage-Backed Obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S.
government.

         As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

Foreign Investments
         Delaware Overseas Equity Fund and Delaware New Pacific Fund may invest substantially all of their assets in foreign investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager or sub-adviser will be able to anticipate or counter these potential events.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Funds may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Mortgage Dollar Rolls
         Each Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. The Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Options on Foreign and U.S. Currencies and Securities
         The Funds may purchase and sell (write) put and call options on securities, although the present intent is to write only covered call options. These covered call options must remain covered so long as a Fund is obligated as a writer. A call option written by a Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian) upon conversion or exchange of other securities held in its fund. A call option is also covered if a Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, treasury bills or other high grade, short-term debt obligations in a segregated account with the Custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of The Options Clearing Corporation (OCC), the Chicago Board of Trade and the Chicago Mercantile Exchange, institutions which interpose themselves between buyers and sellers of options. Technically, each of these institutions assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

         An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or other trading facility will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Options on Stock Indices
         Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

         Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with the Custodian, or pledge to a broker as collateral for the option, cash, cash equivalents or at least one "qualified security" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A Fund will write call options on broadly-based stock market indices only if at the time of writing it holds a diversified portfolio of stocks.

         If a Fund has written an option on an industry or market segment index, it will so segregate or put into escrow with the Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are stocks of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options.

         If at the close of business, the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term debt obligations equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with the Custodian or pledge to the broker as collateral, cash, U.S. government or other high grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with the Custodian, it will not be subject to the requirements described in this paragraph.

         Risks of Options on Stock Indices. Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Funds' policy to purchase or write options only on indices which include a number of securities sufficient to minimize the likelihood of a trading halt in the index.

         Special Risks of Writing Calls on Stock Indices. Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise it may have to borrow from a bank (in amounts not exceeding 20% of the value of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

         When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with stock options, a Fund will not learn that an index option has been exercised until the day following the exercise date. Unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which a Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

         Over-the-Counter Options and Illiquid Securities. As indicated in the Prospectuses, each Fund may deal in over-the-counter ("OTC") options. The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Funds, the Manager, and the sub-advisers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. As also indicated in the Prospectuses, the Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of each Fund's portfolio.

         As part of these procedures the Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Trustees of Adviser Funds, Inc. and the Manager and/or sub-advisers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Funds. The Funds anticipate entering into written agreements with those dealers to whom the Funds may sell OTC options, pursuant to which the Funds would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the 10% limitation on the Fund's net assets that may be invested in illiquid securities. See Illiquid Securities, below.

Futures Contracts and Options Thereon
         A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific fixed-income security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." In the case of options on futures contracts, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put). If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant security or index on the date the option expires.

         Each Fund intends to engage in futures contracts and options thereon as a hedge against changes, resulting from market conditions, in the value of securities which are held by the Fund or which the Fund intends to purchase, in accordance with the rules and regulations of the Commodity Futures Trading Commission ("CFTC"). Additionally, the Funds may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in a Fund's portfolio securities alone.

         Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Fund's Manager or sub-adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.


         Although the Funds will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event a Fund could not close a futures position and the value of such position declined, the Fund would be required to continue to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price movements of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.


         The hours of trading of futures contracts may not conform to the hours during which a Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures market.


         Foreign Currency Transactions. The Funds may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Forward Foreign Currency Exchange Contracts
         The Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the Manager and/or applicable sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

         The Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Manager and/or sub-advisers expect to enter into settlement hedges in the normal course of managing the Funds' foreign investments. The Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager and/or sub-adviser.

         The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the Manager's and/or sub-advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change the Funds' investment exposure to changes in currency exchange rates, and could result in losses to the Funds if currencies do not perform as the Manager and/or sub-advisers anticipate. For example, if a currency's value rose at a time when the Manager and/or applicable sub-adviser had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Manager and/or applicable sub-adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Manager and/or sub-adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Manager's and/or sub-advisers' use of forward currency contracts will be advantageous to the Funds or that it will hedge at an appropriate time.

Foreign Currency Options
         The Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.


Foreign Currency Conversion
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should those Funds desire to resell that currency to the dealer.

Combined Transactions
         Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager and/or sub-adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager's and/or sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
         Each Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment manager and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager and/or sub-adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments
         The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Lending of Portfolio Securities
         As discussed in the Prospectuses, each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed one-third of a Fund's total assets. A Fund may not lend its portfolio securities to Lincoln National Corporation or its affiliates unless it has applied for and received specific authority from the SEC. Loans of securities by the Funds will be collateralized by cash, letters of credit or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Lincoln National Corporation, and which is acting as a "finder."


         In lending its portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

When-Issued Securities
         The Funds may purchase securities on a "when-issued" basis. When a Fund agrees to purchase securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. No Fund intends to purchase "when-issued" securities for speculative purposes but only in furtherance of its investment objective. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Manager or sub-adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.


         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

Money Market Instruments
         Each Fund may invest for defensive purposes in corporate government bonds and notes and money market instruments. Money market instruments in which the Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations
         Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks; time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

         Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

         Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the Manager and/or sub-advisers will carefully evaluate such investments on a case-by-case basis.

         Savings and loan associations whose CDs may be purchased by the Funds are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.


Reverse Repurchase Agreements
         Each Fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, each Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"Roll" Transactions
         Each Fund may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Funds; accordingly, each Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. The Funds will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Repurchase Agreements
         While the Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds available from Delaware Investments have obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.


         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Funds, if any, would be the difference between the repurchase price and the market value of the security. A Fund will limit its investments in repurchase agreements to those which the Manager and/or sub-adviser, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


Illiquid Securities
         Each Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds.


         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Variable and Floating Rate Notes
         Variable rate master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund's Manager and/or sub-adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Manager and/or sub-adviser, if any, will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the Principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Fund's Manager and/or sub-adviser under guidelines established by the Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Municipal Securities
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").


Concentration
         In applying the Funds' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                                     n
                                                P (1 + T) = ERV

         Where:           P    =     a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class A Shares, the maximum front-end sales charge is deducted;

                          T    =     average annual total return;

                          n    =     number of years;

                        ERV    =     redeemable value of the hypothetical $1,000
                                     purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C
                                     Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

      Below is the average annual total return performance of each Fund through October 31, 1999. The total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at the end of the period. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at the end of the period and, therefore, does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

         Average Annual Total Return(1)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
                                                                      1 year        3 years        5 years        Life of
                                                                      ended         ended          ended          Fund
                                                                      10/31/99      10/31/99       10/31/99
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund A Class (at NAV)(2)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund A Class (at Offer)(2)(3)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund B Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund B Class (excluding CDSC)(4)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware New Pacific Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund A Class (at NAV)(2)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund A Class (at Offer)(2)(3)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund B Class (including CDSC)(4)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund B Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund C Class (including CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund C Class (excluding CDSC)
--------------------------------------------------------------------- ------------- -------------- -------------- ----------
Delaware Overseas Equity Fund Institutional Class
--------------------------------------------------------------------- ------------- -------------- -------------- ----------

(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Funds. See Investment Management Agreement and Sub-Advisory Agreements. In the absence of such waivers or payments, performance would have been affected negatively.

(2) The 12b-1 fees payable by each Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.
(3) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, MSCI Emerging Markets Free Latin America Index, the MSCI Europe Index or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through October 31, 1999. The calculations assume the reinvestment of any realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

   Cumulative Total Return(1)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
                                                   3 months    6 months    9 months    1 year      3 years     5 years    Life of
                                                   ended       ended       ended       ended       ended       ended      Fund
                                                   10/31/99    10/31/99    10/31/99    10/31/99    10/31/99    10/31/99
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund A Class (at NAV)(2)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund A Class (at
Offer)(2)(3)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund B Class (including
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund B Class (excluding
CDSC)(4)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund C Class (including
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund C Class (excluding
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware New Pacific Fund Institutional Class
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------

-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund A Class (at NAV)(2)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund A Class (at
Offer)(2)(3)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund B Class (including
CDSC)(4)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund B Class (excluding
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund C Class (including
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund C Class (excluding
CDSC)
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Delaware Overseas Equity Fund Institutional Class
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- ---------- ----------

(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Funds. See Investment Management Agreement and Sub-Advisory Agreements. In the absence of such waivers or payments, performance would have been affected negatively.
(2) The 12b-1 fees payable by each Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.
(3) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's and Sub-Adviser's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of affiliates of the Manager, including the number of such clients serviced by such affiliates.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


                                                                 Number
                             Investment       Price Per         of Shares
                               Amount           Share           Purchased
          Month 1               $100            $10.00              10
          Month 2               $100            $12.50               8
          Month 3               $100             $5.00              20
          Month 4               $100            $10.00              10
          --------------- ---------------- ----------------- ----------------
                                $400            $37.50              48


Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:   $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family of funds.

The Power of Compounding
          When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Fund transactions are executed by the Manager or any sub-adviser (collectively referred to in this section as the "Manager") on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers, banks and others are selected to execute transactions for the purchase or sale of portfolio securities or other instruments on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute securities transactions at best price and execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank or others. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Funds pay reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Funds pay a minimal share transaction cost when the transaction presents no difficulty.

          During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by were paid by the following Funds:

--------------------------------------------------------------------------------
                                                      November 30,
--------------------------------------------------------------------------------
                                          1999            1998            1997
--------------------------------------------------------------------------------
Delaware New Pacific Fund                               $155,362        $264,369
Delaware Overseas Equity Fund                           $ 58,354        $ 30,918
--------------------------------------------------------------------------------

         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During their last fiscal year, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

--------------------------------------------------------------------------------
                                       Portfolio                     Brokerage
                                     Transactions                   Commissions
                                        Amounts                       Amounts
--------------------------------------------------------------------------------
Delaware New Pacific Fund
Delaware Overseas Equity Fund
--------------------------------------------------------------------------------

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the Sub-Adviser which constitute in some part brokerage and research services used by the Manager or the Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and the Funds' Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than twelve months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

--------------------------------------------------------------------------------
                                                  1999           1998
--------------------------------------------------------------------------------
Delaware New Pacific Fund                                        188%
Delaware Overseas Equity Fund                                     87%
--------------------------------------------------------------------------------

PURCHASING SHARES

       The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Adviser Funds, Inc.
or the Distributor.

       The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Adviser Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

       Selling dealers are responsible for transmitting orders promptly. Adviser Funds reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

       The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Adviser Funds, and the Distributor intend to operate in compliance with these rules.

       Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

       Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

       Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Adviser Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C
       The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.35% (currently no more than 0.30%) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.35% (currently no more than 0.30%) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

       The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

       Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
       Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
       As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.35% (currently no more than 0.30%) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Adviser Funds, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit the Funds, pursuant to the Distribution Agreements, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Funds may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Funds under the Plans, and the Funds' Distribution Agreements, is on an annual basis up to 0.35% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. Adviser Funds, Inc.'s Board of Trustees may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fees for any day exceeds the net investment income realized by the Fund Classes for such day.

         Effective at the close of business on May 3, 1996, the annual fee payable on a monthly basis under Class A Shares' Plan is equal to 0.30% of average daily net assets.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of Adviser Funds, including a majority of the trustees who are not "interested persons"

(as defined in the 1940 Act) of Adviser Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to the relevant shareholders of that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees, including a majority of the trustees who are not "interested persons" of Adviser Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Adviser Funds, Inc. must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

          The amount and purpose of 12b-1 plan payments from each Class were as follows for their last fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                                Delaware New Pacific Fund                  Delaware Overseas Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             Class A        Class B        Class C        Class A        Class B        Class C
------------------------------------------------------------------------------------------------------------------------------------
Advertising
------------------------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports
------------------------------------------------------------------------------------------------------------------------------------
Broker Trails
------------------------------------------------------------------------------------------------------------------------------------
Broker Sales Charges
------------------------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses
------------------------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges
------------------------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers
------------------------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings
------------------------------------------------------------------------------------------------------------------------------------
Promotional-Other
------------------------------------------------------------------------------------------------------------------------------------
Prospectus Printing
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                Delaware New Pacific Fund                  Delaware Overseas Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             Class A        Class B        Class C        Class A        Class B        Class C
------------------------------------------------------------------------------------------------------------------------------------
Telephone
------------------------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses
------------------------------------------------------------------------------------------------------------------------------------
Other
------------------------------------------------------------------------------------------------------------------------------------
Total
------------------------------------------------------------------------------------------------------------------------------------



Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Adviser Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Adviser Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a DelawareInvestments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.

         The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


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

INVESTMENT PLANS


Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into

Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Adviser Funds for proper instructions.


MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in

Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans.
Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax-filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of


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


Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in a Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Adviser Funds 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Adviser Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of the Funds are subject to a CDSC of (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
          Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Class of each Fund. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
         Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

Waiver of Contingent Deferred Sales Charge -Class C Shares
         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following supplements the information in each Prospectus under the heading Dividends, Distributions and Taxes.

          Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (15% for individual investors in the 15% tax bracket.

         "Short-term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

          Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

          All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

          If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.


Tax Information Concerning Each Fund
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The "1997 Act" repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure was not available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

Taxation of Shareholders

         Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that each Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Funds from domestic corporations for the taxable year. The federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

         Foreign countries may impose withholding and other taxes on dividends and interest paid to the Funds with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the U.S. to reduce or eliminate such taxes.

         Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in one of the Funds. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

         Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment. This is of particular concern for investors in the Equity Funds since these Funds may make distributions on an annual basis.

         Each Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his tax return payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         Certain investments and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. See Option Transactions, Straddles and Wash Sales, below. In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of a Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs and CATS), are sold at original issue discount and do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Manager or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of each Fund of Adviser Funds, Inc. Further tax information regarding Overseas Equity and Delaware New Pacific Funds are included in following sections of this Part B. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state and local taxes.

Options Transactions
         When a Fund writes a call option, an amount equal to the premium received by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which a Fund has purchased expires on the stipulated expiration date, that Fund realizes a long- or short-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a long- or short-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

Futures Contracts
         The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

         Regulated futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore, adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

Straddles
         The Code contains rules applicable to "straddles," that is, "offsetting positions in actively traded personal property." Such personal property includes offsetting puts of the same class, section 1256 contracts or other investment contracts. Where applicable, the straddle rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain covered call options would not be treated as part of a straddle). The Funds are authorized to enter into covered call and covered put positions. Depending on what other investments are held by a Fund, at the time it enters into one of the above transactions, the Fund may create a straddle for purposes of the Code.

Wash Sales
         "Wash sale" rules will apply to prevent the recognition of loss with respect to a position where an identical or substantially identical position has been acquired 30 days prior to or 30 days after the date of the loss.

         The foregoing is only a summary of certain federal tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

         Delaware Management Company ("Delaware Management") located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to Delaware New Pacific Fund and Delaware Overseas Equity Fund.

         Delaware Management and its predecessors have been managing the funds in Delaware Investments since 1938. On November 30, 1999, Delaware Management, Delaware International and their affiliates within Delaware Investments were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed approximately $00,000,000,000 and investment company approximately $00,000,000,000 accounts.

         The Investment Management Agreement for each Fund is dated as follows:

----------------------------------------------------------------------------------------------------
Fund                                    Date                        Approved by initial shareholder
----------------------------------------------------------------------------------------------------
Delaware New Pacific Fund               November 23, 1999           November 23, 1999
----------------------------------------------------------------------------------------------------
Delaware Overseas Equity Fund           November 23, 1999           November 23, 1999
----------------------------------------------------------------------------------------------------

         The Agreement has an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of Adviser Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Adviser Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The Manager manages each Fund's investments. The compensation payable by each Fund for investment management services is equal to (on an annual basis) as follows:

------------------------------------------------------------------------------
Fund                             Fee
------------------------------------------------------------------------------
Delaware New Pacific Fund        0.85% on the first $500 million of
                                 average daily net assets, 0.80%
                                 on the next $500 million; 0.75% on
                                 the next $1.5 billion; 0.70% on
                                 the average daily net assets in excess
                                 of $2.5 billion
------------------------------------------------------------------------------
Delaware Overseas Equity Fund    0.85% on the first $500 million of
                                 average daily net assets, 0.80%
                                 on the next $500 million; 0.75% on
                                 the next $1.5 billion; 0.70% on
                                 the average daily net assets in excess
                                 of $2.5 billion
------------------------------------------------------------------------------

         On October 31, 1999, the total net assets of the Funds were as follows:

Delaware New Pacific Fund
Delaware Overseas Equity Fund

         Investment management fees were paid by the Funds for the last three fiscal years as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                          October 31, 1999                October 31, 1998                October 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
Delaware New Pacific Fund                                                 $50,696 earned                  $118,010 earned
                                                                          $-0- paid                       $109,011 paid
                                                                          $50,696 waived                  $8,999 waived
----------------------------------------------------------------------------------------------------------------------------------
Delaware Overseas Equity Fund                                             $46,051 earned                  $176,619 earned
                                                                          $-0- paid                       $176,619 paid
                                                                          $46,051 waived                  -$0- waived
----------------------------------------------------------------------------------------------------------------------------------

         Beginning May 1, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay a Fund for its expenses to the extent necessary to ensure that the total operating expenses of the Fund do not exceed on an annualized basis 1.55% for Delaware Overseas Equity Fund and 1.70% for Delaware New Pacific Fund, in each case as a percentage of average net assets (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. These voluntary waivers and payments of expenses have been extended through April 30, 1999 for each Fund.

         The Manager had voluntarily committed to waive its fees or pay expenses for the Funds beginning as of the close of business May 3, 1996 through April 30, 1998 to the extent necessary to ensure that the total operating expenses of the Fund do not exceed on an annualized basis 1.50%. The cap for each Fund was lowered from that maintained by the previous investment manager by 0.05%, reflecting the reduction from 0.35% to 0.30% of the 12b-1 fees payable by the Funds with respect to Class A Shares. The expense waivers and/or payments will be reevaluated by the Manager periodically.

Sub-Advisers
         The following registered investment advisers serve as sub-advisers to the Funds: Delaware International Advisers Ltd. serves as sub-adviser of Delaware Overseas Equity Fund; and AIB Govett, Inc. serves as sub-adviser of Delaware New Pacific Fund.

         During the past three fiscal years, the Sub-Advisers received fees from the Manager in the following amounts:

                                                      October 31
                                        1999             1998            1997
                                        ----             ----            ----

Delaware International Advisers Ltd.                    36,840          132,730
AIB Govett, Inc.                                        31,685           73,483

         Delaware International Adviser Ltd. was established in 1990 and began serving as Sub-Adviser to Delaware Overseas Equity Fund on September 15, 1997. Delaware International Advisers Ltd. provides investment advisory services to certain other funds available from Delaware Investments and to institutional clients. As of October 31, 1998, Delaware International Advisers Ltd. had total assets under management in excess of $8 billion. Under the Sub-Advisory Agreement, Delaware Management pays Delaware International Advisers Ltd. receives 80% of the fees it receive under its Investment Management Agreement with Delaware Overseas Equity Fund.

         AIB Govett, Inc. is a unit of AIB Asset Management Holdings Limited, a majority owned subsidiary of Allied Irish Bank plc ("AIB"), Ireland's largest bank. AIB Govett, Inc. coordinates with its offices and affiliates worldwide, including AIB Govett Asset Management Limited in London to provide asset management, client service, marketing and business development for AIB's North American asset management business. AIB Govett, Inc. has been an investment adviser to clients such as investment trusts, investment companies, mutual funds and pension funds since its inception in the 1920s. As of November 30, 1998, AIB Govett, Inc. had assets under management in excess of $13.9 billion. Under the Sub-Advisory Agreement, AIB Govett, Inc. receives on an annual basis 0.50% of the average daily net assets of the Fund.

         Delaware International and Delaware are controlled and indirectly, wholly owned by Delaware Management Holdings, Inc.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of the shares of each Fund under separate agreements dated as of November 23, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an agreement dated November 23, 1998. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND TRUSTEES

         The business and affairs of Adviser Funds are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Adviser Funds hold identical positions in each of the other funds in the Delaware Investments family. As of December 31, 1999, the officers and trustees of Adviser Funds, as a group, owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of each Fund.

         As of December 31, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund:

Class                      Name and Address of Account                                Share Amount            Percentage
-----                      ---------------------------                                ------------            ----------
Delaware                   DMTC C/F The Rollover IRA of
Overseas Equity Fund       Carl W. Niederwimmer
B Class                    301 NW 73rd Terrace
                           Gladstone, MO 64118-1675

                           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Delaware                   Dain Rauscher Inc. FBO
Overseas Equity Fund       Thomas L. Rourke TTEE
C Class                    The Thomas L. Rourke Trust
                           U/A dtd 04/13/1992
                           9 Westover Rd.
                           Troy, NY 12180-4730

                           NFSC FEBO
                           Haus Geborgenheit Ltd.
                           A Partnership
                           2305 Versailles Ct
                           Heath, TX 75032-7670

                           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Class                      Name and Address of Account                                Share Amount            Percentage
-----                      ---------------------------                                ------------            ----------
Delaware                   RS DMC Employee Profit Sharing Plan
Overseas Equity Fund       Delaware Management Co.
Institutional Class        Employee Profit Sharing Trust
                           C/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA 19103-3682

                           Lincoln National Investment Management
                           Attn: David Humes 3RO3
                           200 East Berry Street
                           Fort Wayne, IN 46802-2706

Delaware                   Merrill Lynch, Pierce, Fenner & Smith
New Pacific Fund           For the Sole Benefit of its Customers
C Class                    Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

                           Dain Rauscher Inc. FBO
                           Leann Purtill
                           4805 E. Gleneagle
                           Spokane, WA 99223-1577

Delaware                   DMTC C/F The Rollover IRA of
New Pacific Fund           Kathleen L. Eckman
C Class                    1629 Michigan Ave.
                           Orofino, ID 83544-9007

Delaware                   RS DMC Employee Profit Sharing Plan
New Pacific Fund           Delaware Management Co.
Institutional Class        Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA 19103-3682

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of Adviser Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

----------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
----------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital Management,
                                            Inc.; Chairman, President and Chief Executive Officer and Director/Trustee of DMH
                                            Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President,
                                            Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware
                                            Management Company, Inc. and Delaware Management Business Trust; Chairman,
                                            President, Chief Executive Officer and Chief Investment Officer of Delaware
                                            Management Company (a series of Delaware Management Business Trust); Chairman, Chief
                                            Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust); Chairman and Chief Executive Officer
                                            of Delaware International Advisers Ltd.; Chairman, Chief Executive Officer and
                                            Director of Delaware International Holdings Ltd.; Chief Executive Officer of
                                            Delaware Management Holdings, Inc.; President and Chief Executive Officer of Delvoy,
                                            Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware Service Company,
                                            Inc. and Retirement Financial Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

----------------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Adviser Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
----------------------------------------------------------------------------------------------------------------------------------
*David K. Downes (59)

                                            President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer
                                            and Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management Business
                                            Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware Service
                                            Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                            International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement Financial
                                            Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer of
                                            Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust) and Delaware Distributors,
                                            L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                            Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and
                                            Delvoy, Inc.

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

----------------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Adviser Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                       Director/Trustee Adviser Funds and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to
                                            1991, he was a partner of I&L Investors.

----------------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)                         Director/Trustee of Adviser Funds and 18 other investment companies in the Delaware
                                            Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief
                                            Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to
                                            Delaware Management Holdings, Inc., Delaware Management Company, Delaware
                                            Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a
                                            Partner of Complete Care Services from 1995 to 1999.

----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Director/Trustee of Adviser Funds and each of the 32 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY 10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                            Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group,
                                            Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in
                                            1988.

----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)                           Director/Trustee of Adviser Funds and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY 10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                                            Professor of Columbia Business School.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)                      Director/Trustee of Adviser Fundss and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc.
                                            since 1996. From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from
                                            1988 to 1993, he was President of U.S. WEST Communications--Markets.

----------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)                        Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                            Group, Inc., Columbia, MD.

----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)                       Director/Trustee of Adviser Funds and 32 other investment companies in the Delaware
                                            Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for
                                            the 3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation,
                                            1985-1987; Manager of Pension Funds for the 3M Corporation, 1983-1985;
                                            Consultant--Investment Technology Group of Chase Econometrics, 1982-1983; Consultant
                                            for Data Resources, 1980-1982; Programmer for the Federal Reserve Bank of Chicago,
                                            1970-1974.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
----------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)                  Executive Vice President and Chief Investment Officer, Equity of Adviser Funds, each of the other 32 investment companies in the Delaware Investments family

                                            Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust)

                                            Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                            Management, Inc.

                                            Executive Vice President/Chief Investment Officer of Delaware Management Company (a
                                            series of Delaware Management Business Trust)

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)                     Executive Vice President and Chief Investment Officer, Fixed Income of Adviser Funds
                                            and each of the other 32 investment companies in the Delaware Investments family.

                                            Director of Delaware Management Holdings, Inc. and Founders CBO Corporation.

                                            Executive Vice President/Chief Investment Officer, DMC-Fixed Income of Delaware
                                            Management Company (a series of Delaware Management Business Trust)

                                            Executive Vice President/Chief Investment Officer, DIA-Fixed Income of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President and Director of Founders Holdings, Inc.

                                            Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                            Management, Inc.

                                            Mr. McMeekin joined Delaware Investments in 1999. During the past five years, he has also served in various executive capacities for Lincoln National Corporation.

----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)                    Executive Vice President/General Counsel of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Holdings, Inc., Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust) and Founders CBO Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware International
                                            Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management
                                            Company, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                            Retirement Financial Services, Inc., Delaware Distributors, Inc. and Delaware
                                            Management Trust Company.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
----------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller (46)                         Senior Vice President/Deputy General Counsel and Secretary of Adviser Funds and each of the other 32 investment companies in Delaware Investments.

                                            Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                                            Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management Company,
                                            Inc., Delaware Management Business Trust, Delaware Management Company (a series of
                                            Delaware Management Business Trust), Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                            Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                            Distributors, Inc., Delaware Distributors, L.P. and Founders Holdings, Inc.

                                            During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.

----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)                     Senior Vice President/Corporate Controller of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family and Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                            Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management Company, Inc.,
                                            Delaware Management Business Trust, Delaware Management Company (a series of
                                            Delaware Management Business Trust), Delaware Distributors, L.P., Delaware
                                            Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                            Inc., Delaware International Holdings Ltd., Founders Holdings, Inc. and Delaware
                                            Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management
                                            Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            Chief Financial Officer of Retirement Financial Services, Inc.

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)                      Senior Vice President and Treasurer of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and Delaware
                                            Capital Management, Inc. and Founders Holdings, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware Distributors,
                                            L.P. and Delaware Investment Advisers (a series of Delaware Management Business
                                            Trust)

                                            Senior Vice President/Manager of Investment Accounting of Delaware International
                                            Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for
                                            Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston
                                            Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice
                                            President for Equitable Capital Management Corporation, New York, NY from 1987 to
                                            1993.

----------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Adviser Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended October 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1999. Only the independent trustees of the Fund receive compensation from the Fund.

-------------------------------------------------------------------------------------------------------------------------
                                                             Pension or
                                                             Retirement
                                                              Benefits                                      Total
                                                              Accrued             Estimated              Compensation
                                        Aggregate            as Part of            Annual                    from
                                       Compensation           Adviser             Benefits                 Delaware
                                       from Adviser            Funds                Upon                 Investments
Name(3)                                   Funds               Expenses          Retirement(1)            Companies(2)
-------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                                None               $38,000
-------------------------------------------------------------------------------------------------------------------------
John H. Durham                                                  None               $32,180
-------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                                None               $38,000
-------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                                    None               $38,000
-------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                               None               $38,000
-------------------------------------------------------------------------------------------------------------------------
Charles E. Peck                                                 None               $38,000
-------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans(4)                                             None               $38,000
-------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of October 31, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $32,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas
    F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) W. Thacher Longstreth served as an independent trustee of Adviser Funds during its last fiscal year for the period November 1, 1998 through March 17, 1999, the date on which he retired. For this period, Mr. Longstreth received $0,000 from Adviser Funds and $00,000 for all investment companies in the Delaware Investments family.
(4) Janet L Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

GENERAL INFORMATION

         Adviser Funds is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Adviser Funds was organized as a Maryland corporation on August 10, 1993 and reorganized as a Delaware business trust on November 23, 1999.

          The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager or Delaware International Advisers Ltd. also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix A.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                              Delaware Overseas Equity Fund
                                     Class A Shares

                                Total
    Fiscal                    Amount of            Amounts              Net
    Year                    Underwriting          Reallowed         Commission
    Ended                    Commissions         to Dealers           to DDLP
    -----                    -----------         ----------           -------
    10/31/99
    10/31/98                    8,093                 6,838            1,255
    10/31/97                   15,657                 3,194           12,463


                                Delaware New Pacific Fund
                                     Class A Shares

                                Total
    Fiscal                    Amount of            Amounts              Net
    Year                    Underwriting          Reallowed         Commission
    Ended                    Commissions         to Dealers           to DDLP
    -----                    -----------         ----------           -------
    10/31/99
    10/31/98                   53,408                44,672            8,736
    10/31/97                   28,375                 5,847           22,528

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:


                                  Limited CDSC Payments
    Fiscal
    Year              Delaware Overseas Equity            Delaware New Pacific
    Ended                   Fund A Class                      Fund A Class
    ------            ------------------------            --------------------
    10/31/99
    10/31/98                  none                               none
    10/31/97                  none                               none

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                      CDSC Payments
    Fiscal
    Year              Delaware Overseas Equity            Delaware New Pacific
    Ended                   Fund B Class                      Fund B Class
    -----             ------------------------            --------------------
    10/31/99
    10/31/98                 1,541                              4,704
    10/31/97                 2,815                              4,476

         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

                                      CDSC Payments
    Fiscal
    Year              Delaware Overseas Equity            Delaware New Pacific
    Ended                   Fund C Class                      Fund C Class
    -----             ------------------------            --------------------
    10/31/99
    10/31/98                    60                                325
    10/31/97                    24                                 33

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Adviser Funds' advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Adviser Funds to delete the words "Delaware Group" from Adviser Funds' name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Adviser Funds has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Adviser Funds also offers Delaware U.S. Growth Fund through a separate Prospectus and Statement of Additional Information. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         On November 29, 1993, the name Lincoln Renaissance Funds, Inc. was changed to Lincoln Advisor Funds, Inc.

         As of the close of business on May 3, 1996, the changes of the names of the funds were as follows: Lincoln U.S. Growth Portfolio to U.S. Growth Fund; Lincoln World Growth Portfolio to World Growth Fund; and Lincoln New Pacific Portfolio to New Pacific Fund. In addition, as of the close of business May 3, 1996, the name of Lincoln Advisor Funds, Inc. was changed to Delaware Group Adviser Funds, Inc. As of December 18, 1997, the name of Word Growth Fund changed to Overseas Equity Fund. As of August 16, 1999, the names of U.S. Growth Fund, Overseas Equity Fund and New Pacific Fund changed to Delaware U.S. Growth Fund, Delaware Overseas Equity Fund and Delaware New Pacific Fund. Corresponding changes were also made to the names of each fund's classes on that date. Effective November 23, 1999, the name of Delaware Group Adviser Funds, Inc. was changed to Delaware Group Adviser Funds.

EURO
         Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. In addition, full implementation of the Euro will extend over a period of several years. Initial implementation of the Euro occurred on January 1, 1999 without disruption of services provided to each Fund. Each Fund's service providers cooperated over the implementation weekend and following weeks to reconcile their records and procedures. Going forward, if a Fund is invested in securities of participating countries or countries that elect to participate at a later date, it could be adversely affected if the computer systems used by its applicable service providers are not properly prepared to handle the implementation of this single currency through completion of the process or the adoption of the Euro by additional countries in the future.

Restructuring of Adviser Funds
         Until April 26, 1996, Adviser Funds consisted of nine series of shares (U.S. Growth Fund, World Growth Fund (now named Delaware Overseas Equity Fund) and New Pacific Fund, as well as six other funds) and was named Lincoln Advisor Funds, Inc. ("LAF"). On February 23, 1996, LAF's Board of Directors approved a restructuring to integrate fully LAF into the Delaware Investments family of funds. The restructuring provided, among other things, for the liquidation of three funds; the appointment of Delaware Management Company, Inc. as the investment manager of each of the funds; the appointment of certain sub-advisers; changes in certain names, including: Lincoln U.S. Growth Portfolio to U.S. Growth Fund; Lincoln World Growth Portfolio to World Growth Fund; and Lincoln New Pacific Portfolio to New Pacific Fund; and the change of the LAF to Delaware Group Adviser Funds. The liquidations were completed on April 26, 1996 and following required shareholder approval of the investment management and sub-advisory arrangements at a meeting of shareholders held on May 3, 1996, the restructuring was consummated.


         In accordance with the restructuring, beginning May 6, 1996, the former Class D shares have been redesignated as the Institutional Class shares.

         On July 17, 1997, the Board of Trustees approved the liquidations of three additional funds. These liquidations were completed on September 19, 1997. Effective September 15, 1997, the name of World Growth Fund changed to Overseas Equity Fund.


         In accordance with the restructuring, the front-end sales charges for and 12b-1 Plan distribution fees assessable against Class A Shares and the contingent deferred sales charge schedule for Class B Shares, as well as its feature for conversion to Class A Shares, have been modified to be made consistent with the charges, fees and features that generally apply to all other Delaware Investments funds. The charges and fees previously applicable to the Class C Shares have not been changed.

         Beginning May 6, 1996, the charges, fees and features described in this Part B have been applied to the respective shares, except for Class B Shares purchased before that date. Class B Shares purchased prior to May 6, 1996 continue to be subject to the following contingent deferred sales charge schedule if redemptions are made during the time periods described: within the first year after purchase (5.0%); within the second year after purchase (4.0%); within the third year after purchase (4.0%); within the fourth year after purchase (3.0%); within the fifth year after purchase (2.0%); within the sixth year after purchase (1.0%); and thereafter, none. In addition, Class B Shares purchased prior to May 6, 1996 still will convert to Class A Shares after the expiration of approximately six years after purchase. Class B Shares purchased with reinvested dividends, whether effected before or after May 6, 1996, will be aggregated and converted pro-rata with other Class B Shares.


Noncumulative Voting
         Adviser Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Adviser Funds voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.


         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


          Ernst & Young LLP serves as the independent auditors for Delaware Group Adviser Funds and, in its capacity as such, audits the financial statements contained in the Funds' Annual Report. The Funds' Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1999 are included in the Funds' Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP are incorporated by reference from the Annual Report into this Part B. The Fund's previous auditors audited the financial highlights of the Funds for the fiscal periods ending on or before October 31, 1996.

APPENDIX A--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its investment objective by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seek as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the DELAWARE GROUP ADVISER FUNDS ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes Delaware New Pacific Fund should contact their financial adviser or call Delaware Delaware Overseas Equity Fund Investments at 800-523-1918.

INVESTMENT MANAGER                            Delaware Group Advisor Funds
Delaware Management Company                   Delaware New Pacific Fund
One Commerce Square                           Delaware Overseas Equity Fund
Philadelphia, PA  19103

SUB-ADVISERS
Delaware International Advisers Ltd.
80 Cheapside                                  CLASS A SHARES
Third Floor                                   CLASS B SHARES
London, England EC2V 6EE                      CLASS C SHARES
                                              INSTITUTIONAL CLASS
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street                            PART B
Philadelphia, PA 19103
                                              STATEMENT OF
SHAREHOLDER SERVICING,                        ADDITIONAL INFORMATION
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.                January 31, 2000
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN                                     -----------------
The Chase Manhattan Bank                      DELAWARE(SM)
4 Chase Metrotech Center                      INVESTMENTS
Brooklyn, NY 11245                            -----------------

                                     PART C

                                Other Information


Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998)
                 incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of
                 Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (d) Investment Management Agreements.

             (1) Form of Investment Management Agreement (November 1999) between
                 Delaware International Advisers Ltd. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (2) Form of Sub-Advisory Agreement (November 1999) between Delaware
                 International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Delaware Global Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (3) Form of Sub-Advisory Agreement (November 1999) between Delaware
                 International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Delaware Global Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (e) (1) Distribution Agreements.

                 (i) Form of Distribution Agreement (November 1999) between
                     Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

             (3) Dealer's Agreements.

                 (i) Form of Dealer's Agreement (Module) with Delaware
                     Distributors, Inc. (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

             (4) Form of Mutual Fund Agreement for the Delaware Group of Funds
                 (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

         (f) Inapplicable.

         (g) Custodian Agreements.

             (1) Form of Custodian Agreement (Module) between The Chase
                 Manhattan Bank and the Registrant on behalf of each Fund (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                 (i) Form of Amendment to Custodian Agreement (November 1999)
                     between The Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

             (2) Form of Securities Lending Agreement (1996) between The Chase
                 Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

         (h) Other Material Contracts.

             (1) Form of Shareholders Services Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (2) Form of Delaware Group of Funds Fund Accounting Agreement
                 (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (j) Consent of Auditors. To be filed by Amendment.

         (k) Inapplicable.

         (l) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

         (m) Plans under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 for Class A (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (2) Form of Plan under Rule 12b-1 for Class B (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (3) Form of Plan under Rule 12b-1 for Class C (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.


         (n) Plan under Rule 18f-3.

             (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

         (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant. None

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to Delaware International Equity Fund, Delaware Global Bond Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund, Delaware International Small Cap Fund, Delaware Global Opportunities Fund, Delaware Latin America Fund and Delaware New Europe Fund of the Registrant, and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

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                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
G. Roger H. Kitson*                                                  Vice Chairman and Director of Delaware International Advisers
                                                                     Ltd.
------------------------------------------------------------------------------------------------------------------------------------
David G. Tilles*                                                     Managing Director/Chief Investment Officer and Director of
                                                                     Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth A. Desmond*                                                Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
John Emberson*                                                       Finance Director/Company Secretary/Compliance Officer of
                                                                     Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Clive A. Gillmore*                                                   Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Nigel G. May*                                                        Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Hamish O. Parker*                                                    Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
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

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                                                                    Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                 Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Robert Akester*                                                     Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Fiona A. Barwick*                                                   Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Joanna Bates*                                                       Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Joshua H. Brooks*                                                   Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Gavin A. Hall*                                                      Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
John Kirk*                                                          Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
W. Hywel Morgan*                                                    Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Ginty*                                                   Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
R. Emma Lewis*                                                      Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Hugh A. Serjeant*                                                   Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
John C. E. Campbell**                                               Director of Delaware International Advisers Ltd.; Executive
                                                                    Vice President/Global Marketing & Client Services of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust) and Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming**                                                  Director of Delaware International Advisers Ltd.; Vice
                                                                    President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust) and
                                                                    Delaware Investment Advisers (a series of Delaware Management
                                                                    Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes**                                                   Director of Delaware International Advisers Ltd.; President,
                                                                    Chief Executive Officer, Chief Operating Officer, Chief
                                                                    Financial Officer and Director/Trustee of the Registrant and
                                                                    each of the other investment companies in the Delaware
                                                                    Investments family; President and Director of Delaware
                                                                    Management Company, Inc.; President of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust);
                                                                    President, Chief Executive Officer and Director of Delaware
                                                                    Capital Management, Inc.; Chairman, President, Chief Executive
                                                                    Officer and Director of Delaware Service Company, Inc.;
                                                                    President, Chief Operating Officer, Chief Financial Officer and
                                                                    Director of Delaware International Holdings Ltd.; Chairman and
                                                                    Director of Delaware Management Trust Company and Retirement
                                                                    Financial Services, Inc.; Executive Vice President, Chief
                                                                    Operating Officer, Chief Financial Officer of Delaware
                                                                    Management Holdings, Inc., Founders CBO Corporation, Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust) and Delaware Distributors, L.P.; Executive Vice
                                                                    President, Chief Operating Officer, Chief Financial Officer and
                                                                    Director of DMH Corp., Delaware Distributors, Inc., Founders
                                                                    Holdings, Inc. and Delvoy, Inc.; Executive Vice President and
                                                                    Trustee of Delaware Management Business Trust

                                                                    Chief Executive Officer and Director of Forewarn, Inc. since
                                                                    1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                 Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery**                                               Director of Delaware International Advisers Ltd.; Executive
                                                                    Vice President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware
                                                                    Distributors, L.P., Delaware Management Company (a series of
                                                                    Delaware Management Business Trust), Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust) and
                                                                    Founders CBO Corporation; Executive Vice President/General
                                                                    Counsel and Director of Delaware International Holdings Ltd.,
                                                                    Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware
                                                                    Management Company, Inc., Delaware Service Company, Inc.,
                                                                    Delaware Capital Management, Inc., Retirement Financial
                                                                    Services, Inc., Delaware Distributors, Inc. and Delaware
                                                                    Management Trust Company.; Executive Vice President and Trustee
                                                                    of Delaware Management Business Trust; Director of HYPPCO
                                                                    Finance Company Ltd.

                                                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown
                                                                    Rd., Elverton, PA; Director and Member of Executive Committee
                                                                    of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                 Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Wayne A. Stork**                                                    Director of Delaware International Advisers Ltd.; Chairman,
                                                                    Director/Trustee of the Fund and each of the other 32
                                                                    investment companies in the Delaware Investments family;
                                                                    Chairman and Director of Delaware Management Holdings, Inc.;
                                                                    Prior to January 1, 1999, Mr. Stork was Director of Delaware
                                                                    Capital Management, Inc.; Chairman, President and Chief
                                                                    Executive Officer and Director/Trustee of DMH Corp., Delaware
                                                                    Distributors, Inc. and Founders Holdings, Inc.; Chairman,
                                                                    President, Chief Executive Officer, Chief Investment Officer
                                                                    and Director/Trustee of Delaware Management Company, Inc. and
                                                                    Delaware Management Business Trust; Chairman, President, Chief
                                                                    Executive Officer and Chief Investment Officer of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Chairman, Chief Executive Officer and Chief Investment
                                                                    Officer of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust); Chairman and Chief Executive
                                                                    Officer of Delaware International Advisers Ltd.; Chairman,
                                                                    Chief Executive Officer and Director of Delaware International
                                                                    Holdings Ltd.; Chief Executive Officer of Delaware Management
                                                                    Holdings, Inc.; President and Chief Executive Officer of
                                                                    Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director
                                                                    of Delaware Service Company, Inc. and Retirement Financial
                                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh**                                                  Director of Delaware International Advisers Ltd.; Executive
                                                                    Vice President and Chief Investment Officer, Equity of the
                                                                    Fund, each of the other 32 investment companies in the Delaware
                                                                    Investments family; Chief Executive Officer/Chief Investment
                                                                    Officer of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust); Executive Vice President of
                                                                    Delaware Management Holdings, Inc. and Delaware Capital
                                                                    Management, Inc.; Executive Vice President/Chief Investment
                                                                    Officer of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Executive Vice President and
                                                                    Trustee of  Delaware Management Business Trust

                                                                    Board of Directors, Chairman of Finance Committee, Keystone
                                                                    Insurance Company since 1989, 2040 Market Street, Philadelphia,
                                                                    PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                                                                    Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia,
                                                                    PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                                    Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------

*  Business address of each is Third Floor, 80 Cheapside, London, England EC2V
   6EE.
** Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (b) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as sub-adviser to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota

Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                                     President of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); President, Chief Executive Officer
                                                                    and Director of Delaware Capital Management, Inc.; Director of
                                                                    Delaware International Advisers Ltd.; President, Chief
                                                                    Executive Officer, Chief Operating Officer, Chief Financial
                                                                    Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family;
                                                                    President and Director of Delaware Management Company, Inc.;
                                                                    Chairman, President, Chief Executive Officer and Director of
                                                                    Delaware Service Company, Inc.; President, Chief Operating
                                                                    Officer, Chief Financial Officer and Director of Delaware
                                                                    International Holdings Ltd.; Chairman and Director of Delaware
                                                                    Management Trust Company and Retirement Financial Services,
                                                                    Inc.; Executive Vice President, Chief Operating Officer, Chief
                                                                    Financial Officer of Delaware Management Holdings, Inc.,
                                                                    Founders CBO Corporation, Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust) and Delaware
                                                                    Distributors, L.P.; Executive Vice President, Chief Operating
                                                                    Officer, Chief Financial Officer and Director of DMH Corp.,
                                                                    Delaware Distributors, Inc., Founders Holdings, Inc. and
                                                                    Delvoy, Inc.; Executive Vice President and Trustee of Delaware
                                                                    Management Business Trust

                                                                    Chief Executive Officer and Director of Forewarn, Inc. since
                                                                    1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                                                 Executive Vice President/General Counsel of the Registrant and
                                                                    each of the other investment companies in the Delaware
                                                                    Investments family, Delaware Management Holdings, Inc.,
                                                                    Delaware Distributors, L.P., Delaware Management Company (a
                                                                    series of Delaware Management Business Trust), Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust) and Founders CBO Corporation; Director of Delaware
                                                                    International Advisers Ltd.; Executive Vice President/General
                                                                    Counsel and Director of Delaware International Holdings Ltd.,
                                                                    Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware
                                                                    Management Company, Inc., Delaware Service Company, Inc.,
                                                                    Delaware Capital Management, Inc., Retirement Financial
                                                                    Services, Inc., Delaware Distributors, Inc. and Delaware
                                                                    Management Trust Company.; Executive Vice President and Trustee
                                                                    of Delaware Management Business Trust; Director of HYPPCO
                                                                    Finance Company Ltd.

                                                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown
                                                                    Rd., Elverton, PA; Director and Member of Executive Committee
                                                                    of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh                                                    Executive Vice President/Chief Investment Officer of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Director of Delaware International Advisers Ltd.;
                                                                    Executive Vice President and Chief Investment Officer, Equity
                                                                    of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive Officer/Chief
                                                                    Investment Officer of Delaware Investment Advisers (a series of
                                                                    Delaware Management Business Trust); Executive Vice President
                                                                    of Delaware Management Holdings, Inc. and Delaware Capital
                                                                    Management, Inc.; Executive Vice President and Trustee of
                                                                    Delaware Management Business Trust

                                                                    Board of Directors, Chairman of Finance Committee, Keystone
                                                                    Insurance Company since 1989, 2040 Market Street, Philadelphia,
                                                                    PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                                                                    Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia,
                                                                    PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                                    Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin(1)                                               Executive Vice President of Delaware Management Business Trust;
                                                                    Executive Vice President/Chief Investment Officer DMC-Fixed
                                                                    Income of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Executive Vice President/Chief
                                                                    Investment Officer DIA-Fixed Income of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust);
                                                                    Executive Vice President of Delaware Capital Management, Inc.;
                                                                    Executive Vice President and Director of Delaware Management
                                                                    Holdings, Inc.; Executive Vice President and Chief Investment
                                                                    Officer, Fixed Income of the Registrant and each of the other investment companies in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
William E. Dodge(2)                                                 Executive Vice President/Chief Investment Officer, DMC-Equity
                                                                    of Delaware Management Company (a series of Delaware Management
                                                                    Trust Company); Executive Vice President of Delaware Management
                                                                    Business Trust; President/Chief Investment Officer, DIA-Equity
                                                                    of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                                                 Senior Vice President/Operations of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust; Senior Vice
                                                                    President/Operations of Delaware Service Company, Inc.; Senior
                                                                    Vice President/Operations of Retirement Financial Services,
                                                                    Inc.; Senior Vice President/Operations of Delaware Management
                                                                    Trust Company.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                                                   Senior Vice President/Investment Accounting of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust), Delaware Service Company, Inc. and Delaware Capital
                                                                    Management, Inc. and Founders Holdings, Inc.; Senior Vice
                                                                    President and Treasurer of the Registrant and each of the other investment companies in the Delaware Investments family; Senior
                                                                    Vice President and Treasurer/ Investment Accounting of Delaware
                                                                    Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                                    President/Manager of Investment Accounting of Delaware
                                                                    International Holdings, Inc.; Senior Vice President and
                                                                    Assistant Treasurer of Founders CBO Corporation
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio                                                 Senior Vice President/Head of Equity Trading of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Senior Vice President/Head of Equity Trading of
                                                                    Delaware Investment Advisers (a series of Delaware Management
                                                                    Business Trust); Senior Vice President/Head of Equity Trading
                                                                    of Delaware Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields                                                      Senior Vice President/Senior Portfolio Manager of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Trustee of Delaware Management Business Trust; Senior
                                                                    Vice President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust);
                                                                    Senior Vice President/Senior Portfolio Manager of Delaware
                                                                    Capital Management, Inc.; Senior Vice President/Senior
                                                                    Portfolio Manager of the Registrant and each of the other
                                                                    investment companies in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                                                      Senior Vice President/Senior Portfolio Manager of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust) and Delaware Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson                                                     Senior Vice President/Global Marketing and Client Services of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Senior Vice President/Global Marketing and
                                                                    Client Services of Delaware Investment Advisers (a series of
                                                                    Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                                                  Senior Vice President/Corporate Controller and Treasurer of
                                                                    Delaware Management Holdings, Inc., DMH Corp., Delvoy , Inc.,
                                                                    Delaware Management Company, Inc., Delaware Management Business
                                                                    Trust, Delaware Management Company (a series of Delaware
                                                                    Management Business Trust), Delaware Distributors, L.P.,
                                                                    Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                                                    Delaware Capital Management, Inc., Delaware International
                                                                    Holdings Ltd., Founders Holdings, Inc. and Delaware Management
                                                                    Business Trust; Senior Vice President/Corporate Controller of
                                                                    the Registrant and each of the other investment companies in the Delaware Investments family and Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust);
                                                                    Executive Vice President/Chief Financial Officer/Treasurer of
                                                                    Delaware Management Trust Company; Senior Vice
                                                                    President/Assistant Treasurer of Founders CBO Corporation;
                                                                    Chief Financial Officer of Retirement Financial Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                                                 Senior Vice President/Human Resources of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust);
                                                                    Senior Vice President/Human Resources of Delaware Management
                                                                    Holdings, Inc.; Senior Vice President/Human Resources of DMH
                                                                    Corp.; Senior Vice President/Human Resources of Delvoy, Inc.;
                                                                    Senior Vice President/Human Resources of Delaware Management
                                                                    Company, Inc.; Senior Vice President/Human Resources of
                                                                    Delaware Management Business Trust; Senior Vice President/Human
                                                                    Resources of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust); Senior Vice President/Human
                                                                    Resources of
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Service Company, Inc.; Senior Vice President/Human
                                                                    Resources of Delaware Capital Management, Inc.; Senior Vice
                                                                    President/Human Resources of Delaware Retirement Financial
                                                                    Services, Inc.; Senior Vice President/Human Resources of
                                                                    Delaware Management Trust Company; Senior Vice President/Human
                                                                    Resources of Delaware Distributors, Inc.; Senior Vice
                                                                    President/Human Resources of Delaware Distributors, L.P.;
                                                                    Senior Vice President/Human Resources of the Registrant and
                                                                    each of the other investment companies in the Delaware
                                                                    Investments family
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                                                 Senior Vice President, Deputy General Counsel and Secretary of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Senior Vice President, Deputy General Counsel
                                                                    and Secretary of Delaware Management Holdings, Inc.; Senior
                                                                    Vice President, Deputy General Counsel and Secretary of DMH
                                                                    Corp.; Senior Vice President, Deputy General Counsel and
                                                                    Secretary of Delaware Management Business Trust; Senior Vice
                                                                    President, Deputy General Counsel and Secretary of Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust); Senior Vice President, Deputy General Counsel and
                                                                    Secretary of Retirement Financial Services, Inc.; Senior Vice
                                                                    President, Deputy General Counsel and Secretary of Delaware
                                                                    Distributors, Inc.; Senior Vice President, Deputy General
                                                                    Counsel and Assistant Secretary of Delaware Distributors, L.P.;
                                                                    Senior Vice President, Secretary and Deputy General Counsel of
                                                                    Delaware Management Trust Company; Senior Vice President,
                                                                    Secretary and Deputy General Counsel of Delaware International
                                                                    Holdings Ltd.; Senior Vice President, Secretary and Deputy
                                                                    General Counsel of Delvoy, Inc.; Senior Vice President,
                                                                    Secretary and Deputy General Counsel of Delaware Management
                                                                    Company, Inc.; Senior Vice President, Secretary and Deputy
                                                                    General Counsel of Delaware Service Company, Inc.; Senior Vice
                                                                    President, Secretary and Deputy General Counsel of Delaware
                                                                    Capital Management, Inc.; Secretary of Founders CBO
                                                                    Corporation; Senior Vice President, Deputy General Counsel and
                                                                    Secretary of Founders Holdings, Inc.; Senior Vice President,
                                                                    Deputy General Counsel and Assistant Secretary of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family

                                                                    General Partner of Tri-R Associates since 1989, 10001 Sandmeyer
                                                                    Lane, Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                                                      Senior Vice President, Deputy General Counsel and Assistant
                                                                    Secretary of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Senior Vice President, Deputy
                                                                    General Counsel and Assistant Secretary of Delaware Management
                                                                    Holdings, Inc.; Senior Vice President, Deputy General Counsel
                                                                    and Assistant Secretary of DMH Corp.; Senior Vice President,
                                                                    Deputy General Counsel and Assistant Secretary of Delvoy, Inc.;
                                                                    Senior Vice President, Deputy General Counsel and Assistant
                                                                    Secretary of Delaware Management Company, Inc.; Senior Vice
                                                                    President, Deputy General Counsel and Assistant Secretary of
                                                                    Delaware Management Business Trust; Senior Vice President,
                                                                    Deputy General Counsel and Assistant Secretary of Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust); Senior Vice President, Deputy General Counsel and
                                                                    Assistant Secretary of Delaware Service Company, Inc.; Senior
                                                                    Vice President, Deputy General Counsel and Assistant Secretary
                                                                    of Delaware Capital Management, Inc.; Senior Vice President,
                                                                    Deputy General Counsel and Assistant Secretary of Retirement
                                                                    Financial Services, Inc.; Senior Vice President, Deputy General
                                                                    Counsel and Assistant Secretary of Delaware Distributors, Inc.;
                                                                    Senior Vice President, Deputy General Counsel and Assistant
                                                                    Secretary of Delaware Distributors, L.P.; Senior Vice
                                                                    President, Deputy General Counsel and Assistant Secretary of
                                                                    Founders Holdings, Inc.; Senior Vice President, Deputy General
                                                                    Counsel and Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                                                    Senior Vice President, Chief Information Officer of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Senior Vice President, Chief Information Officer of
                                                                    Delaware Investment Advisers (a series of Delaware Management
                                                                    Business Trust); Senior Vice President, Chief Information
                                                                    Officer of Delaware Service Company, Inc.; Senior Vice
                                                                    President, Chief Information Officer of Delaware Capital
                                                                    Management Company, Inc.; Senior Vice President, Chief
                                                                    Information Officer of Retirement Financial Services, Inc.;
                                                                    Senior Vice President, Chief Information Officer of Delaware
                                                                    Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Gary T. Abrams                                                      Vice President/Equity Trading of Delaware Management Company (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Equity Trading of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams                                                Vice President/Equity Analyst of Delaware Management Company (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Equity Analyst of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold                                                    Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Capital
                                                                    Management, Inc.; Vice President/Senior Portfolio Manager of
                                                                    the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett                                                 Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of each fund in the Delaware
                                                                    Investments family
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck                                                 Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of each fund in the Delaware
                                                                    Investments family.

                                                                    Trustee of New Castle County Pension Board since October 1992,
                                                                    Wilmington DE.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Beister                                                  Vice President/Trading Operations of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Trading Operations of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                                                    Vice President/Compliance Director of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Compliance Director of Delaware Management Holdings,
                                                                    Inc.; Vice President/Compliance Director of DMH Corp.; Vice
                                                                    President/Compliance Director of Delvoy, Inc.; Vice
                                                                    President/Compliance Director of Delaware Management Company,
                                                                    Inc.; Vice President/Compliance Director of Delaware Management
                                                                    Business Trust; Vice President/Compliance Director of Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust);Vice President/Compliance Director of Delaware Service
                                                                    Company, Inc.; Vice President/Compliance Director of Delaware
                                                                    Capital Management, Inc.; Vice President/Compliance Director of
                                                                    Retirement Financial Services, Inc.; Vice President/Compliance
                                                                    Director/Assistant Secretary of Delaware Management Business
                                                                    Trust; Vice President/Compliance Director of Delaware
                                                                    Distributors, Inc.; Vice President/Compliance Director of
                                                                    Delaware Distributors, L.P.; Vice President/Compliance Director
                                                                    of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Buckley                                                  Vice President/Portfolio Manager/Senior Municipal Analyst of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Vice President/Portfolio Manager/Senior
                                                                    Municipal Analyst of Delaware Investment Advisers (a series of
                                                                    Delaware Management Business Trust); Vice President/Portfolio
                                                                    Manager/Senior Municipal Analyst of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                                               Vice President/Client Services of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust);Vice
                                                                    President/Client Services of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust);Vice
                                                                    President/Client Services of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci                                                   Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery                                                  Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors                                                  Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne                                                    Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Capital
                                                                    Management, Inc.; Vice President/Senior Portfolio Manager of
                                                                    the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming                                                    Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
James P. Dokas                                                      Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice President/
                                                                    Portfolio Manager of the Registrant and each of the other
                                                                    investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan                                                    Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Early                                                      Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                                                    Vice President/Taxation of Delaware Management Company (a
                                                                    series of Delaware Management Business Trust);Vice
                                                                    President/Taxation of Delaware Management Holdings, Inc.; Vice
                                                                    President/Taxation of DMH Corp.; Vice President/Taxation of
                                                                    Delvoy, Inc.; Vice President/Taxation of Delaware Management
                                                                    Company, Inc.; Vice President/Taxation of Delaware Management
                                                                    Business Trust; Vice President/Taxation of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust);Vice
                                                                    President/Taxation of Delaware Service Company, Inc.; Vice
                                                                    President/Taxation of Delaware Capital Management, Inc.; Vice
                                                                    President/Taxation of Retirement Financial Services, Inc.; Vice
                                                                    President/Taxation of Delaware Distributors, Inc.; Vice
                                                                    President/Taxation of Delaware Distributors, L.P.; Vice
                                                                    President/Taxation of Founders Holdings, Inc.; Vice
                                                                    President/Taxation of Founders CBO Corporation; Vice
                                                                    President/Taxation of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joseph Fiorilla                                                     Vice President/Performance Analyst of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Performance Analyst of Delaware Investment Advisers
                                                                    (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele                                                    Vice President/Investment Accounting of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust);Vice
                                                                    President/Investment Accounting of Delaware Investment Advisers
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Investment Accounting of Delaware Service Company,
                                                                    Inc.; Vice President/Investment Accounting of the Registrant
                                                                    and each of the other investment companies in the Delaware
                                                                    Investments family
------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Gariepy(3)                                                Vice President/Director of Corporate Communications of Delaware
                                                                    Management Company (a series of Delaware Management Business
                                                                    Trust); Vice President/Director of Corporate Communications of
                                                                    Delaware Investment Advisers (a series of Delaware Management
                                                                    Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George                                                    Vice President/Equity Trading of Delaware Management Company (a
                                                                    series of Delaware Management Business Trust);Vice
                                                                    President/Equity Trading of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Barry Gladstein                                                     Vice President/Business Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust);Vice
                                                                    President/Business Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                                                         Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon                                                     Vice President of Delaware Management Company (a series of
                                                                    Delaware Management Business Trust); Vice President of Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust); Vice President/Senior Portfolio Manager of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                                                     Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell                                                 Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                                                  Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust);Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust);Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                                                        Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan                                                    Vice President/Strategic Planning of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Strategic Planning of Delaware Management Holdings,
                                                                    Inc.; Vice President/Strategic Planning of Delaware Management
                                                                    Business Trust; Vice President/Strategic Planning of Delaware
                                                                    Investment Advisers (a series of Delaware Management Business
                                                                    Trust); Vice President/Strategic Planning of Delaware Service
                                                                    Company, Inc.; Vice President/Strategic Planning of Delaware
                                                                    Capital Management, Inc.; Vice President/Strategic Planning of
                                                                    Retirement Financial Services, Inc.; Vice President/Strategic
                                                                    Planning of Delaware Management Trust Company; Vice
                                                                    President/Strategic of Delaware Distributors, L.P.; Vice
                                                                    President/Strategic Planning of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart                                                    Vice President/Assistant Controller/Corporate Accounting of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Vice President/Assistant Controller/Corporate
                                                                    Accounting of Delaware Investment Advisers (a series of
                                                                    Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                                                     Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/ Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                                                       Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Vice President, Associate General
                                                                    Counsel and Assistant Secretary of Delaware Investment Advisers
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President, Associate General Counsel and Assistant Secretary of
                                                                    Delaware Service Company, Inc.; Vice President, Associate
                                                                    General Counsel and Assistant Secretary of Delaware Capital
                                                                    Management, Inc.; Vice President, Associate General Counsel and
                                                                    Assistant Secretary of Retirement Financial Services, Inc.;
                                                                    Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Management Trust Company; Vice President,
                                                                    Associate General Counsel and Assistant Secretary of Delaware
                                                                    Distributors, L.P.; Vice President, Associate General Counsel
                                                                    and Assistant Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                                                    Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Vice President, Associate General
                                                                    Counsel and Assistant Secretary of Delaware Investment
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Advisers (a series of Delaware Management Business Trust);Vice
                                                                    President, Associate General Counsel and Assistant Secretary of
                                                                    Delaware Service Company, Inc.; Vice President, Associate
                                                                    General Counsel and Assistant Secretary of Delaware Capital
                                                                    Management, Inc.; Vice President, Associate General Counsel and
                                                                    Assistant Secretary of Retirement Financial Services, Inc.;
                                                                    Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Distributors, L.P.; Vice President,
                                                                    Associate General Counsel and Assistant Secretary of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack                                                     Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Founders Holdings, Inc.,
                                                                    President and Director of Founders CBO Corporation; Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                                            Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris                                                   Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols                                                   Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Founders Holdings, Inc.,
                                                                    Treasurer, Assistant Secretary and Director of Founders CBO
                                                                    Corporation; Vice President/Senior Portfolio Manager of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Norton, Jr.                                               Vice President/Research Analyst of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Research Analyst of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                                                   Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Management Company (a series of Delaware
                                                                    Management Business Trust); Vice President, Associate General
                                                                    Counsel and Assistant Secretary of Delaware Investment Advisers
                                                                    (a series of Delaware Management Business Trust);Vice
                                                                    President, Associate General Counsel and Assistant Secretary of
                                                                    Delaware Service Company, Inc.; Vice President, Associate
                                                                    General Counsel and Assistant Secretary of Delaware Capital
                                                                    Management, Inc.; Vice President, Associate General Counsel and
                                                                    Assistant Secretary of Retirement Financial Services, Inc.;
                                                                    Vice President, Associate General Counsel and Assistant
                                                                    Secretary of Delaware Distributors, L.P.; Vice President,
                                                                    Associate General Counsel and Assistant Secretary of the
                                                                    Registrant and each of the other investment companies in the
                                                                    Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Gary A. Reed                                                        Vice President/Senior Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of Delaware Investment
                                                                    Advisers (a series of Delaware Management Business Trust); Vice
                                                                    President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Positions and Offices with Delaware Management Company and its
Name and Principal Business Address*                                Affiliates and Other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus                                                       Vice President/Assistant Controller of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/Assistant Controller of Delaware Investment Advisers
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Assistant Controller of Delaware Management Trust
                                                                    Company; Vice President/Assistant Controller of Delaware
                                                                    International Holdings Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Siedel                                                   Vice President/Assistant Controller/Manager, Payroll of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Vice President/Assistant Controller/Manager,
                                                                    Payroll of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                                                  Vice President/Facilities and Administration Services of
                                                                    Delaware Management Company (a series of Delaware Management
                                                                    Business Trust); Vice President/Facilities and Administration
                                                                    Services of Delaware Investment Advisers (a series of Delaware
                                                                    Management Business Trust); Vice President/Facilities and
                                                                    Administration Services of Delaware Service Company, Inc.; Vice
                                                                    President/Facilities and Administration Services of Delaware
                                                                    Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman                                                   Vice President/Portfolio Manager of Delaware Management Company
                                                                    (a series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice
                                                                    President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                                                       Vice President/ Portfolio Manager of Delaware Management
                                                                    Company (a series of Delaware Management Business Trust); Vice
                                                                    President/ Portfolio Manager of Delaware Investment Advisers (a
                                                                    series of Delaware Management Business Trust); Vice President/
                                                                    Portfolio Manager of the Registrant and each of the other
                                                                    investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
(2) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3) VICE PRESIDENT/DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc., Boston, MA, 1996-1998.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.                   General Partner                             None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers                  Limited Partner                             None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.             Limited Partner                             None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                               President and Chief Executive Officer       None
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                               Executive Vice President/Chief Operating    President and Chief Executive
                                              Officer/Chief Financial Officer             Officer/Chief Financial Officer/Chief
                                                                                          Operating Officer and Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                           Executive Vice President/General Counsel    Executive Vice President/General Counsel
------------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement            None
                                              Operations
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                             Senior Vice President/Treasurer/            Senior Vice President/Treasurer
                                              Investment Accounting
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                          Senior Vice President/Wholesaler            None
------------------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                        Senior Vice President/National Sales        None
                                              Director, Financial Institutions
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/            Senior Vice President/Corporate
                                              Corporate Controller                        Controller
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources       Senior Vice President/Human Resources
------------------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                            Senior Vice President/Western Division      None
                                              Sales, Independent Plannner and Insurance
                                              Channel
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                           Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/ Secretary                          Counsel/ Secretary
------------------------------------------------------------------------------------------------------------------------------------
Mac Macaulliffe                               Senior Vice President/Divisional Sales      None
                                              Manager
------------------------------------------------------------------------------------------------------------------------------------
 J. Chris Meyer                               Senior Vice President/Director, Product     None
                                              Management
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                                Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Assistant Secretary                 Counsel/Secretary
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                               Senior Vice President/National Retirement   None
                                              Sales
------------------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                                Senior Vice President/Eastern Divisional    None
                                              Sales Manager
------------------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                          Senior Vice President/Channel Manager,      None
                                              Insurance
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                              Senior Vice President/Director, National    None
                                              Sales
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                              Senior Vice President/Chief Information     None
                                              Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven Sorenson                               Senior Vice President/National Director,
                                              Independent Planner Channel                 None
------------------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                              Vice President/Wholesaler, Midwest          None
------------------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                        Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                               Vice President/Wholesaler,                  None
                                              South East Region
------------------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                             Vice President/Wholesaler - Midwest         None
------------------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                              Vice President/Wholesaler, Financial        None
                                              Institutions
------------------------------------------------------------------------------------------------------------------------------------
Larry D. Bridwell                             Vice President/Financial Institutions       None
                                              Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                              Vice President/Compliance Director          Vice President/Compliance Director
------------------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                           Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                             Vice President/Marketing Services           None
------------------------------------------------------------------------------------------------------------------------------------
Larry Carr                                    Vice President/Variable Annuity Sales       None
                                              Manager
------------------------------------------------------------------------------------------------------------------------------------
William S. Carroll                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                               Vice President/National Accounts            None
------------------------------------------------------------------------------------------------------------------------------------
Patrick A Connelly                            Vice President/Registered Investment        None
                                              Adviser Sales
------------------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                               Vice President/Marketing Communications     None
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                              Vice President/Taxation                     Vice President/Taxation
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Foley                               Vice President/Marketing Communications     None
------------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services          None
------------------------------------------------------------------------------------------------------------------------------------
Douglas R. Glennon                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                             Vice President/Director, Internal Sales     None
------------------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                               Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                           Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                              Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
John R. Herron                                Vice President/Variable Annuity Wholesaler  None
------------------------------------------------------------------------------------------------------------------------------------
Steven N. Horton                              Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities    None
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                              Vice President/Strategic Planning           Vice President/Strategic Planning
------------------------------------------------------------------------------------------------------------------------------------
Christopher L. Johnston                       Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                             Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                                 Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                                Vice President/Marketing                    None
------------------------------------------------------------------------------------------------------------------------------------
John LeBoeuf                                  Vice President/Independent Planner and      None
                                              Insurance Sales-East
------------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                    Vice President/Fixed Income &               None
                                              International Product Management
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                                 Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
John R. Logan                                 Vice President/Wholesaler, Financial        None
                                              Institutions
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                              Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Theodore T. Malone                            Vice President/ Independent Planner and     None
                                              Insurance Sales Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Debbie Marler                                 Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Raymond G. McCarthy                           Vice President/National Accounts,
                                              Independent Planner & Insurance Channel     None
------------------------------------------------------------------------------------------------------------------------------------
Joanne C. McCranie                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                           Vice President/National Accounts            None
------------------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                               Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                              Vice President/Business Development         None
------------------------------------------------------------------------------------------------------------------------------------
Jamie L. Meyer                                Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                               Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                          Vice President/Variable Annuity Wholesaler  None
------------------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                              Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                             Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                             Vice President/Independent Planner &        None
                                              Insurance Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                                 Vice President/Wholesaler, Financial        None
                                              Institutions
------------------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                                  Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                             Vice President/Insurance Products           None
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                             Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Otis S. Page                                  Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                     Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Eric Preus                                    Vice President/Wrap Wholesaler              None
------------------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                                Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Rosso                               Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Terri Lynn Sabby                              Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus                                 Vice President/Assistant Controller         None
------------------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                                Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                             Vice President/Client Services              None
------------------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                         Vice President/Retirement Sales             None
------------------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                               Vice President/Wrap Fee Wholesaler,         None
                                              Western Region
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                            Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Spangler                             Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                           Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Stephanie R. Szabo                            Vice President/Retirement Marketing         None
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                            Vice President/Facilities and               None
                                              Administration Services
------------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan              None
                                              Communications
------------------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                               Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
John A. Wells                                 Vice President/Marketing Technology         None
------------------------------------------------------------------------------------------------------------------------------------
Courtney S. West                              Vice President/Institutional Sales          None
------------------------------------------------------------------------------------------------------------------------------------
Andrew J. Whitaker                            Vice President/Wholesaler, Financial        None
                                              Institutions
------------------------------------------------------------------------------------------------------------------------------------
Scott Whitehouse                              Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Wesley Williams                               Vice President/Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Theodore V. Wood                              Vice President/Technical Systems Officer    None
------------------------------------------------------------------------------------------------------------------------------------

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, or in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of November, 1999.

                                     DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                                     By /s/David K. Downes
                                        ----------------------------------------
                                        David K. Downes
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


            Signature                                           Title                                             Date
---------------------------------                   -----------------------------                           ----------------
                                                    President/Chief Executive Officer
                                                    Chief Operating Officer/Chief
                                                    Financial Officer
                                                    (Principal Executive Officer, Principal
/s/David K. Downes                                  Financial Officer and Principal
---------------------------------                   Accounting Officer) and Trustee                         November 29, 1999
David K. Downes

/s/Wayne A. Stork                                   Trustee                                                 November 29, 1999
---------------------------------
Wayne A. Stork

/s/ Walter P. Babich           *                    Trustee                                                 November 29, 1999
---------------------------------
Walter P. Babich

/s/ John H. Durham             *                    Trustee                                                 November 29, 1999
---------------------------------
John H. Durham

/s/ Anthony D. Knerr           *                    Trustee                                                 November 29, 1999
---------------------------------
Anthony D. Knerr

/s/ Ann R. Leven               *                    Trustee                                                 November 29, 1999
---------------------------------
Ann R. Leven

/s/Thomas F. Madison           *                    Trustee                                                 November 29, 1999
---------------------------------
Thomas F. Madison

/s/Charles E. Peck             *                    Trustee                                                 November 29, 1999
---------------------------------
Charles E. Peck

/s/ Jan L. Yeomans             *                    Trustee                                                 November 29, 1999
---------------------------------
Jan L. Yeomans

                                                       *By /s/ David K. Downes
                                                          ---------------------------------
                                                                   David K. Downes
                                                              as Attorney-in-Fact for
                                                           each of the persons indicated